CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
SENIOR LOANS(b)(c)(d)
Automobiles and Components
Automotive Keys Group, LLC		1st Lien Term Loan	10.35%	SOFR (Q)	6.50%		08/2026		$1,644	$1,447	(e)(f)
Churchill Opco Holdings LLC		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
Churchill Opco Holdings LLC		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		11/2029		1,188	1,188	(e)(f)
Churchill Opco Holdings LLC		1st Lien Delay Draw Term Loan	8.70%	SOFR (Q)	5.00%		11/2029		2,247	2,247	(e)(g)
Collision SP Subco, LLC		1st Lien Revolving Loan	8.42%	SOFR (Q)	4.75%		01/2030		13	12	(e)(g)
Collision SP Subco, LLC		1st Lien Term Loan	8.43%	SOFR (Q)	4.75%		01/2030		914	914	(e)(f)
Collision SP Subco, LLC		1st Lien Delay Draw Term Loan	8.43%	SOFR (Q)	4.75%		01/2030		583	583	(e)(g)
Continental Acquisition Holdings, Inc.		1st Lien Revolving Loan	7.72%	SOFR (Q)	3.75%		01/2028		—	—	(e)(g)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan					07/2028		7,171	3,873	(e)(i)
Continental Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan					07/2028		1,741	940	(e)(i)
Highline Aftermarket Acquisition, LLC		1st Lien Revolving Loan					11/2028		—	—	(e)(g)
Highline Aftermarket Acquisition, LLC		1st Lien Term Loan	7.17%	SOFR (Q)	3.50%		02/2030		15,461	15,422	(e)
Sun Acquirer Corp.		1st Lien Revolving Loan					09/2027		—	—	(e)(g)
Sun Acquirer Corp.		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		09/2028		14,736	14,589	(e)(f)
Sun Acquirer Corp.		1st Lien Delay Draw Term Loan	8.17%	SOFR (M)	4.50%		09/2028		15,399	15,245	(e)(f)(g)
Sun Acquirer Corp.		1st Lien Delay Draw Term Loan	8.17%	SOFR (M)	4.50%		09/2028		1,627	1,611	(e)(f)
Telle Tire & Auto Service, LLC		1st Lien Revolving Loan	8.38%	SOFR (S)	4.75%		03/2031		48	47	(e)(g)
Telle Tire & Auto Service, LLC		1st Lien Term Loan	8.40%	SOFR (S)	4.75%		03/2031		133	133	(e)(f)
Telle Tire & Auto Service, LLC		1st Lien Delay Draw Term Loan	8.40%	SOFR (S)	4.75%		03/2031		927	927	(e)(g)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Revolving Loan					02/2031		—	—	(e)(g)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		02/2032		196	196	(e)(f)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		02/2032		13,212	13,212	(e)(f)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Delay Draw Term Loan	8.42%	SOFR (Q)	4.75%		02/2032		1,033	1,033	(e)(g)
Wand Newco 3, Inc.		1st Lien Term Loan	6.17%	SOFR (M)	2.50%		01/2031		20,024	19,837	(f)
										93,456		1.89%
Capital Goods
AeriTek Global US Acquisition Inc.		1st Lien Revolving Loan	10.17%	SOFR (Q)	6.50%		08/2030		13	13	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
AeriTek Global US Acquisition Inc.		1st Lien Term Loan	10.17%	SOFR (Q)	6.50%		08/2030		733	733	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Revolving Loan	9.41%	SOFR (Q)	5.75%		11/2029		44	44	(e)(g)
Airx Climate Solutions, Inc.		1st Lien Term Loan	9.42%	SOFR (Q)	5.75%		11/2029		1,479	1,479	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Term Loan	8.68%	SOFR (Q)	5.00%		11/2029		2,396	2,372	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Delay Draw Term Loan	8.68%	SOFR (Q)	5.00%		11/2029		870	862	(e)(g)
Airx Climate Solutions, Inc.		1st Lien Delay Draw Term Loan	8.68%	SOFR (Q)	5.00%		11/2029		489	484	(e)(f)
Align Precision Group, LLC		1st Lien Term Loan	10.42% PIK	SOFR (Q)	6.75%		07/2030		3,031	3,031	(e)
Align Precision Group, LLC		1st Lien Delay Draw Term Loan	10.45% PIK	SOFR (Q)	6.75%		07/2030		566	567	(e)(g)
AllClear Military Inc.		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
AllClear Military Inc.		1st Lien Term Loan	9.40%	SOFR (Q)	5.50%		05/2030		807	807	(e)
AllClear Military Inc.		1st Lien Term Loan	10.72% (2.00% PIK)	SOFR (S)	6.75%		05/2030		607	249	(e)
AllClear Military Inc.		1st Lien Delay Draw Term Loan	9.49%	SOFR (S)	5.50%		05/2030		162	162	(e)(g)
Artera Services, LLC		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		02/2031		6,426	5,462	(f)
BCPE Empire Holdings, Inc.		1st Lien Term Loan	6.92%	SOFR (M)	3.25%		12/2030		2,443	2,403
BCPE Empire Holdings, Inc.		1st Lien Term Loan	7.19%	SOFR (S)	3.50%		12/2032		5,077	4,992
BGIF IV Fearless Utility Services, Inc.		1st Lien Revolving Loan	8.68%	SOFR (M)	5.00%		06/2030		59	59	(e)(g)
BGIF IV Fearless Utility Services, Inc.		1st Lien Term Loan	8.68%	SOFR (M)	5.00%		06/2031		2,204	2,204	(e)(f)
BGIF IV Fearless Utility Services, Inc.		1st Lien Delay Draw Term Loan	8.68%	SOFR (M)	5.00%		06/2031		645	646	(e)(g)
Blue Raven Solutions, LLC		1st Lien Revolving Loan	9.66%	SOFR (Q)	6.00%		01/2032		212	207	(e)(g)
Blue Raven Solutions, LLC		1st Lien Term Loan	9.70%	SOFR (Q)	6.00%		01/2032		2,628	2,576	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	9.29%	EURIBOR (S)	7.17%		11/2028		€878	1,015	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	9.84%	SOFR (S)	5.50%		11/2028		1,691	1,691	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.51%	SOFR (S)	7.17%		11/2028		536	536	(e)
Burgess Point Purchaser Corporation		1st Lien Term Loan	9.02%	SOFR (Q)	5.25%		07/2029		4,052	3,515	(f)
Burgess Point Purchaser Corporation		1st Lien Term Loan	9.67%	SOFR (Q)	6.00%		07/2029		2,153	1,873	(e)(f)
Burgess Point Purchaser Corporation		1st Lien Delay Draw Term Loan					07/2029		—	—	(e)(g)
CPIG Holdco Inc.		1st Lien Revolving Loan	8.51%	SOFR (Q)	4.75%		04/2028		1	1	(e)(g)
CPIG Holdco Inc.		1st Lien Term Loan	10.76%	SOFR (Q)	7.00%		04/2028		3,776	3,776	(e)(f)
ELM DebtCo, LLC		1st Lien Revolving Loan					11/2031		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
ELM DebtCo, LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		11/2031			387	383	(e)(f)
ELM DebtCo, LLC		1st Lien Delay Draw Term Loan					11/2031			—	—	(e)(g)
Endurance PT Technology Buyer Corporation		1st Lien Revolving Loan	10.20%	SOFR (Q)	6.50%		10/2031			20	20	(e)(g)
Endurance PT Technology Buyer Corporation		1st Lien Term Loan	10.20%	SOFR (Q)	6.50%		10/2031			554	551	(e)(f)
Generator Buyer, Inc.	Canada	1st Lien Revolving Loan					07/2030		CAD	—	—	(e)(g)
Generator Buyer, Inc.	Canada	1st Lien Term Loan	6.81%	CORRA (Q)	4.50%		07/2030		CAD	2,010	1,445	(e)(f)
Generator Buyer, Inc.	Canada	1st Lien Delay Draw Term Loan	6.81%	CORRA (Q)	4.50%		07/2030		CAD	363	261	(e)(g)
GENERATOR US BUYER, INC.		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		07/2030			405	405	(e)(f)
GENERATOR US BUYER, INC.		1st Lien Delay Draw Term Loan					07/2030			—	—	(e)(g)
GSV Purchaser, Inc.		1st Lien Revolving Loan					08/2030			—	—	(e)(g)
GSV Purchaser, Inc.		1st Lien Term Loan	8.15%	SOFR (Q)	4.50%		08/2031			3,653	3,653	(e)(f)
GSV Purchaser, Inc.		1st Lien Delay Draw Term Loan	8.15%	SOFR (Q)	4.50%		08/2031			609	609	(e)(g)
Harvey Tool Company, LLC		1st Lien Term Loan	6.64%	EURIBOR (B)	4.75%		08/2032			€276	318	(e)(f)
Helix Acquisition Holdings, Inc.		1st Lien Term Loan	10.77%	SOFR (M)	7.00%		03/2030			473	473	(e)
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)		1st Lien Revolving Loan	8.45%	SOFR (Q)	4.75%		03/2032			422	422	(e)(g)
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		03/2032			8,193	8,193	(e)(f)
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)		1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		03/2032			1,025	1,025	(e)(g)
JSG II, Inc. and Checkers USA, Inc.		1st Lien Revolving Loan					09/2032			—	—	(e)(g)
JSG II, Inc. and Checkers USA, Inc.		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		09/2032			178	177	(e)(f)
JSG II, Inc. and Checkers USA, Inc.		1st Lien Delay Draw Term Loan					09/2032			—	—	(e)(g)
LBM Acquisition LLC		1st Lien Term Loan	7.52%	SOFR (M)	3.75%		06/2031			6,458	5,150	(f)
LEG Purchaser Inc	Canada	1st Lien Revolving Loan					01/2032			—	—	(e)(g)
LEG Purchaser Inc	Canada	1st Lien Term Loan	9.15%	SOFR (Q)	5.50%		01/2032			957	943	(e)(f)
Livewire Acquisition, Inc.		1st Lien Revolving Loan	7.94%	SOFR (Q)	4.25%		12/2032			407	403	(e)(g)
Livewire Acquisition, Inc.		1st Lien Term Loan	7.95%	SOFR (Q)	4.25%		12/2032			1,601	1,586	(e)(f)
Livewire Acquisition, Inc.		1st Lien Delay Draw Term Loan					12/2032			—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Madison IAQ LLC		1st Lien Term Loan	6.13%	SOFR (S)	2.50%		06/2028			12,720	12,706
MWG BidCo ApS	Denmark	1st Lien Term Loan	9.20%	CIBOR (S)	7.00%		02/2028		DKK	20,066	3,042	(e)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan	9.12%	EURIBOR (S)	7.00%		02/2028		DKK	4,934	748	(e)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan	9.03%	CIBOR (Q)	7.00%		02/2028		DKK	1,712	259	(e)
Osmose Utilities Services, Inc.		1st Lien Term Loan	7.03%	SOFR (M)	3.25%		06/2028			1,132	1,110
Osmose Utilities Services, Inc.		2nd Lien Term Loan	10.53%	SOFR (M)	6.75%		06/2029			8,237	8,155	(e)
Osmosis Buyer Limited		1st Lien Term Loan	6.41%	SOFR (M)	2.75%		07/2028			31,332	31,239	(f)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Revolving Loan	8.42%	SOFR (M)	4.75%		12/2031			81	81	(e)(g)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		12/2031			5,814	5,814	(e)(f)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Delay Draw Term Loan					12/2031			—	—	(e)(g)
Patriot Container Corp.		1st Lien Term Loan	13.00% (7.00% PIK)				09/2030			27,402	27,402	(e)
Patriot Container Corp.		1st Lien Delay Draw Term Loan	13.00% (7.00% PIK)				09/2030			387	387	(e)
Pave America Holding, LLC		1st Lien Revolving Loan	8.45%	SOFR (M)	4.75%		08/2032			44	44	(e)(g)
Pave America Holding, LLC		1st Lien Term Loan	8.95% (2.88% PIK)	SOFR (Q)	5.25%		08/2032			414	414	(e)(f)
Pave America Holding, LLC		1st Lien Delay Draw Term Loan	2.88% PIK	SOFR (Q)	5.25%		08/2032			42	42	(e)(g)
Pike Corporation		1st Lien Revolving Loan					12/2032			—	—	(e)(g)
Pike Corporation		1st Lien Term Loan	8.18%	SOFR (M)	4.50%		12/2032			63,285	62,653	(e)(f)
Pike Corporation		1st Lien Delay Draw Term Loan					12/2032			—	—	(e)(g)
Project Castle, Inc.		1st Lien Term Loan	9.36%	SOFR (S)	5.50%		06/2029			8,656	4,616
PumpTech, LLC		1st Lien Revolving Loan	8.42%	SOFR (M)	4.75%		01/2031			91	87	(e)(g)
PumpTech, LLC		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		01/2031			2,017	1,937	(e)(f)
PumpTech, LLC		1st Lien Delay Draw Term Loan	8.42%	SOFR (M)	4.75%		01/2031			1,067	1,025	(e)(g)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolving Loan	9.73% (0.25% PIK)	SONIA (M)	6.00%		03/2027			£373	493	(e)(g)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	9.85% (0.25% PIK)	SOFR (Q)	6.00%		03/2027			4,070	4,070	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolving Loan	9.82% (0.25% PIK)	SOFR (S)	6.00%		03/2027			259	259	(e)(g)
Radius Aerospace, Inc.		1st Lien Term Loan	9.85% (0.25% PIK)	SOFR (Q)	6.00%		03/2027			4,669	4,669	(e)(f)
Radwell Parent, LLC		1st Lien Revolving Loan					04/2029			15	15	(e)(g)(h)
Radwell Parent, LLC		1st Lien Term Loan					04/2029			1,848	1,848	(e)(f)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Radwell Parent, LLC		1st Lien Delay Draw Term Loan					04/2029		180	180	(e)(h)
Sigma Electric Manufacturing Corporation		1st Lien Revolving Loan	9.52%	SOFR (M)	5.75%		12/2027		61	61	(e)(g)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	9.52%	SOFR (M)	5.75%		12/2027		2,710	2,710	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Delay Draw Term Loan	9.52%	SOFR (M)	5.75%		12/2027		31	31	(e)(g)
Sunk Rock Foundry Partners LP		1st Lien Term Loan	9.52%	SOFR (M)	5.75%		12/2027		215	215	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Revolving Loan	8.67%	SOFR (Q)	5.00%		05/2031		87	87	(e)(g)
Sunvair Aerospace Group, Inc.		1st Lien Term Loan	8.69%	SOFR (Q)	5.00%		05/2031		1,747	1,746	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Delay Draw Term Loan	8.69%	SOFR (Q)	5.00%		05/2031		691	691	(e)(g)
Titan BW Borrower L.P.		1st Lien Revolving Loan					07/2032		—	—	(e)(g)
Titan BW Borrower L.P.		1st Lien Term Loan	9.04% (2.88% PIK)	SOFR (Q)	5.38%		07/2032		30,174	29,872	(e)(f)
Titan BW Borrower L.P.		1st Lien Delay Draw Term Loan	8.42%	SOFR (Q)	4.75%		07/2032		1,508	1,493	(e)(g)
Two Six Labs, LLC		1st Lien Revolving Loan					08/2027		—	—	(e)(g)
Two Six Labs, LLC		1st Lien Term Loan	8.95%	SOFR (Q)	5.25%		08/2027		7,853	7,853	(e)(f)
Two Six Labs, LLC		1st Lien Term Loan	9.70%	SOFR (Q)	6.00%		08/2027		1,308	1,308	(e)(f)
Two Six Labs, LLC		1st Lien Delay Draw Term Loan	8.95%	SOFR (Q)	5.25%		08/2027		6,548	6,548	(e)(f)
WEC US Holdings Inc.		1st Lien Term Loan	5.67%	SOFR (M)	2.00%		01/2031		19,542	19,499	(f)
Werner FinCo LP		1st Lien Term Loan	9.17%	SOFR (Q)	5.50%		06/2031		38,715	38,715	(e)(f)
Zenith Acquisitionco, LLC		1st Lien Revolving Loan					01/2033		—	—	(e)(g)
Zenith Acquisitionco, LLC		1st Lien Term Loan	8.15%	SOFR (Q)	4.50%		01/2033		1,340	1,327	(e)(f)
Zenith Acquisitionco, LLC		1st Lien Delay Draw Term Loan	8.15%	SOFR (Q)	4.50%		01/2033		32	31	(e)(g)
										353,258		7.15%
Commercial and Professional Services
Accommodations Plus Technologies LLC		1st Lien Revolving Loan					05/2032		—	—	(e)(g)
Accommodations Plus Technologies LLC		1st Lien Term Loan	8.94%	SOFR (Q)	5.25%		05/2032		2,125	2,125	(e)(f)
Aldinger Company		1st Lien Revolving Loan	8.45%	SOFR (Q)	4.75%		10/2030		61	61	(e)(g)
Aldinger Company		1st Lien Term Loan	8.43%	SOFR (Q)	4.75%		10/2030		1,086	1,086	(e)(f)
Aldinger Company		1st Lien Delay Draw Term Loan	8.43%	SOFR (Q)	4.75%		10/2030		1,138	1,138	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Aldinger Company		1st Lien Delay Draw Term Loan	8.44%	SOFR (Q)	4.75%		10/2030		227	227	(e)(g)
AMCP Clean Acquisition Company, LLC		1st Lien Delay Draw Term Loan	7.95%	SOFR (Q)	4.25%		06/2030		526	526	(e)
Andwis Group Limited	United Kingdom	1st Lien Term Loan	10.53%	SONIA (S)	6.75%		11/2031		£2,074	2,745	(e)
Andwis Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.73%	SONIA (S)	7.00%		11/2031		£1,274	1,686	(e)
Andwis Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.53%	SONIA (S)	6.75%		11/2031		£2,831	3,748	(e)(g)(h)
Antea Group Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	8.38%	EURIBOR (Q)	6.25%		03/2030		€1,250	1,445	(e)(g)
Antenore Bidco SpA	Italy	1st Lien Delay Draw Term Loan					11/2031		€—	—	(e)(g)
Armorica Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	6.95%	EURIBOR (Q)	4.93%		07/2028		€6,500	7,201
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	6.78%	EURIBOR (Q)	4.75%		07/2028		€473	546	(e)
Bluejack Fire Acquisition, Inc.		1st Lien Revolving Loan	8.43%	SOFR (M)	4.75%		01/2031		106	106	(e)(g)
Bluejack Fire Acquisition, Inc.		1st Lien Term Loan	8.43%	SOFR (M)	4.75%		01/2031		982	982	(e)(f)
Bluejack Fire Acquisition, Inc.		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Bobtail AcquisitionCo, LLC		1st Lien Revolving Loan	8.44%	SOFR (Q)	4.75%		09/2031		35	35	(e)(g)
Bobtail AcquisitionCo, LLC		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		09/2031		1,096	1,096	(e)(f)
Bobtail AcquisitionCo, LLC		1st Lien Delay Draw Term Loan	8.42%	SOFR (Q)	4.75%		09/2031		196	196	(e)(g)
Capstone Acquisition Holdings, Inc.		1st Lien Revolving Loan					05/2029		—	—	(e)(g)
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	8.27%	SOFR (M)	4.50%		11/2029		17,828	17,828	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan	8.27%	SOFR (M)	4.50%		11/2029		516	516	(e)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	12.27%	SOFR (M)	8.50%		11/2030		9,246	9,246	(e)(f)
Capstone Acquisition Holdings, Inc.		2nd Lien Delay Draw Term Loan	12.27%	SOFR (M)	8.50%		11/2030		1,668	1,668	(e)
Cards-Live Oak Holdings, Inc.		1st Lien Revolving Loan	10.50%	PRIME (Q)	3.75%		10/2032		1,001	991	(e)(g)
Cards-Live Oak Holdings, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		10/2032		12,022	11,902	(e)(f)
Cards-Live Oak Holdings, Inc.		1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		10/2032		1,722	1,710	(e)(g)
Celnor Group Limited	United Kingdom	1st Lien Term Loan	9.65%	SONIA (Q)	5.92%		08/2031		£879	1,164	(e)
Celnor Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.65%	SONIA (Q)	5.92%		08/2031		£3,667	4,853	(e)
Celnor Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.29%	SONIA (Q)	5.54%		08/2031		£2,472	3,271	(e)(g)
Chillaton Bidco Limited	United Kingdom	1st Lien Term Loan	10.32%	SONIA (S)	6.50%		05/2031		£1,491	1,973	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Chillaton Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.32%	SONIA (S)	6.50%		05/2031		£1,562	2,067	(e)
Compass Bidco Limited.	United Kingdom	1st Lien Term Loan	10.50% (6.50% PIK)	SONIA (S)	6.75%		04/2031		£12,356	16,355	(e)
Compass Bidco Limited.	United Kingdom	1st Lien Delay Draw Term Loan	10.58% (6.50% PIK)	SONIA (S)	6.75%		04/2031		£5,747	7,607	(e)
CR Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.48%	SONIA (Q)	5.75%		11/2032		£390	516	(e)(g)
Dayforce, Inc.		1st Lien Term Loan	6.66%	SOFR (Q)	3.00%		02/2033		11,765	11,114
Denali Intermediate Holdings, Inc.		1st Lien Revolving Loan					08/2032		—	—	(e)(g)
Denali Intermediate Holdings, Inc.		1st Lien Term Loan	9.18%	SOFR (M)	5.50%		08/2032		67,625	67,625	(e)(f)
Divisions Holding Corporation		1st Lien Revolving Loan					04/2032		—	—	(e)(g)
Divisions Holding Corporation		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		04/2032		1,388	1,388	(e)(f)
Dorado Bidco, Inc.		1st Lien Revolving Loan					09/2031		—	—	(e)(g)
Dorado Bidco, Inc.		1st Lien Term Loan	8.17%	SOFR (Q)	4.50%		09/2031		3,053	3,053	(e)(f)
Dorado Bidco, Inc.		1st Lien Delay Draw Term Loan					09/2031		—	—	(e)(g)
DP Flores Holdings, LLC		1st Lien Revolving Loan					09/2030		—	—	(e)(g)
DP Flores Holdings, LLC		1st Lien Term Loan	10.17% (3.25% PIK)	SOFR (M)	6.50%		09/2030		4,006	3,966	(e)(f)
DP Flores Holdings, LLC		1st Lien Delay Draw Term Loan					09/2030		—	—	(e)(g)
Drogon Bidco Inc.		1st Lien Revolving Loan					08/2030		—	—	(e)(g)
Drogon Bidco Inc.		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		08/2031		1,354	1,355	(e)(f)
Drogon Bidco Inc.		1st Lien Delay Draw Term Loan	8.42%	SOFR (M)	4.75%		08/2031		1,171	1,171	(e)(g)
DuraServ LLC		1st Lien Revolving Loan	8.42%	SOFR (M)	4.75%		06/2030		82	81	(e)(g)
DuraServ LLC		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		06/2031		585	579	(e)(f)
DuraServ LLC		1st Lien Delay Draw Term Loan	8.42%	SOFR (M)	4.75%		06/2031		351	347	(e)(g)
EC Partners Spanish Bidco, S.L.U.	Spain	1st Lien Term Loan	7.78%	EURIBOR (Q)	5.75%		01/2032		€430	497	(e)
EC Partners Spanish Bidco, S.L.U.	Spain	1st Lien Delay Draw Term Loan					01/2032		€—	—	(e)(g)
Elevation Services Parent Holdings, LLC		1st Lien Revolving Loan	10.32%	SOFR (Q)	6.50%		12/2028		454	454	(e)(g)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	10.31%	SOFR (Q)	6.50%		12/2028		1,889	1,890	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	10.31%	SOFR (Q)	6.50%		12/2028		2,076	2,076	(e)(f)
Elliott Davis Advisory, LLC		1st Lien Revolving Loan	8.35%	SOFR (S)	4.75%		07/2031		84	84	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Elliott Davis Advisory, LLC		1st Lien Term Loan	8.33%	SOFR (S)	4.75%		07/2031		1,232	1,231	(e)(f)
Elliott Davis Advisory, LLC		1st Lien Delay Draw Term Loan	8.33%	SOFR (S)	4.75%		07/2031		33	33	(e)(g)
EMB Purchaser, Inc.		1st Lien Revolving Loan	8.17%	SOFR (Q)	4.50%		03/2032		2,280	2,257	(e)(g)
EMB Purchaser, Inc.		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		03/2032		42,428	42,004	(e)(f)
EMB Purchaser, Inc.		1st Lien Delay Draw Term Loan	8.20%	SOFR (Q)	4.50%		03/2032		19,023	18,833	(e)(g)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Term Loan	7.50% (2.00% PIK)	EURIBOR (S)	5.38%		03/2030		€3,323	3,841	(e)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.50% (2.00% PIK)	EURIBOR (S)	5.38%		03/2030		€1,187	1,372	(e)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.75%	EURIBOR (S)	5.63%		03/2030		€103	119	(e)(g)
Firebird Acquisition Corp, Inc.		1st Lien Revolving Loan					02/2032		—	—	(e)(g)
Firebird Acquisition Corp, Inc.		1st Lien Term Loan	8.67% (2.75% PIK)	SOFR (Q)	5.00%		02/2032		2,783	2,783	(e)(f)
Firebird Acquisition Corp, Inc.		1st Lien Delay Draw Term Loan	8.17%	SOFR (Q)	4.50%		02/2032		840	840	(e)(g)
Flywheel Acquireco, Inc.		1st Lien Revolving Loan					05/2028		—	—	(e)(g)
Flywheel Acquireco, Inc.		1st Lien Term Loan	10.17%	SOFR (M)	6.50%		05/2030		13,472	13,472	(e)(f)
Frontline Road Safety Operations, LLC		1st Lien Revolving Loan					03/2032		—	—	(e)(g)
Frontline Road Safety Operations, LLC		1st Lien Term Loan	8.67% (2.00% PIK)	SOFR (M)	5.00%		03/2032		26,604	26,338	(e)(f)
Frontline Road Safety Operations, LLC		1st Lien Delay Draw Term Loan	8.67% (2.00% PIK)	SOFR (M)	5.00%		03/2032		7,716	7,639	(e)(g)
G702 Buyer, Inc.		1st Lien Revolving Loan					07/2031		—	—	(e)(g)
G702 Buyer, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		07/2031		383	383	(e)(f)
GCM HVAC HOLDCO, LLC		1st Lien Term Loan	14.00% PIK				09/2031		1,675	1,675	(e)
HH-Stella, Inc.		1st Lien Revolving Loan					04/2027		—	—	(e)(g)
HH-Stella, Inc.		1st Lien Term Loan	9.85%	SOFR (Q)	6.00%		04/2028		5,891	5,891	(e)(f)
HH-Stella, Inc.		1st Lien Term Loan	9.85%	SOFR (Q)	6.00%		04/2028		960	960	(e)
HH-Stella, Inc.		1st Lien Delay Draw Term Loan	9.85%	SOFR (Q)	6.00%		04/2028		4,493	4,493	(e)(f)
HH-Stella, Inc.		1st Lien Delay Draw Term Loan	9.85%	SOFR (Q)	6.00%		04/2028		429	429	(e)(g)
HP RSS Buyer, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		12/2029		1,314	1,314	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		12/2029		1,066	1,066	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	8.44%	SOFR (Q)	4.75%		12/2029		1,164	1,164	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Indigo Acquisition B.V.	Netherlands	1st Lien Term Loan	9.97% (2.45% PIK)	EURIBOR (S)	7.47%		09/2031			€1,285	1,485	(e)
Indigo Acquisition B.V.	Netherlands	1st Lien Term Loan	11.21% (2.45% PIK)	SOFR (S)	7.47%		09/2031			€1,285	1,485	(e)
Indigo Acquisition B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.97% (2.45% PIK)	EURIBOR (S)	7.47%		09/2031			€696	805	(e)
Intero Integrity Services Group B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.97% (3.25% PIK)	EURIBOR (S)	7.47%		09/2031			€94	109	(e)(g)
IRI Group Holdings, Inc.		1st Lien Revolving Loan					12/2028			—	—	(e)(g)
IRI Group Holdings, Inc.		1st Lien Term Loan	7.95%	SOFR (Q)	4.25%		12/2029			25,699	25,699	(e)(f)
Jones Fish Hatcheries & Distributors, LLC		1st Lien Revolving Loan					11/2032			—	—	(e)(g)
Jones Fish Hatcheries & Distributors, LLC		1st Lien Term Loan	7.90%	SOFR (Q)	4.25%		11/2032			939	929	(e)(f)
Jones Fish Hatcheries & Distributors, LLC		1st Lien Delay Draw Term Loan		SOFR (M)	4.25%		11/2032			14	14	(e)(g)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan					11/2028			3,604	180	(e)(i)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	9.07% PIK	SOFR (Q)	5.25%		11/2028			7,735	7,735	(e)
Kings Buyer, LLC		1st Lien Revolving Loan	11.00%	PRIME (Q)	4.25%		10/2027			132	123	(e)(g)
Kings Buyer, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	5.25%		10/2027			3,359	3,124	(e)(f)
KPS Global LLC		1st Lien Revolving Loan					09/2030			—	—	(e)(g)
KPS Global LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		09/2030			2,058	2,058	(e)(f)
LABL, Inc.		1st Lien Term Loan					10/2028			19,498	10,139	(e)(f)(i)
Laboratories Bidco LLC		1st Lien Revolving Loan	7.50%	PRIME (Q)	0.75%		07/2029			1,613	1,242	(e)(g)
Laboratories Bidco LLC		1st Lien Term Loan	5.60%	SOFR (Q)	1.75%		07/2029			9,701	7,470	(e)
Laboratories Bidco LLC		1st Lien Term Loan	4.08%	CORRA (Q)	1.75%		07/2029		CAD	1,863	1,031	(e)
Laboratories Bidco LLC		1st Lien Term Loan	5.60% (4.00% PIK)	SOFR (Q)	1.75%		07/2029			610	470	(e)
Laboratories Bidco LLC		1st Lien Delay Draw Term Loan	5.60%	SOFR (Q)	1.75%		07/2029			306	235	(e)
LBC Woodlands Purchaser LLC		1st Lien Revolving Loan	8.67%	SOFR (Q)	5.00%		07/2030			49	47	(e)(g)
LBC Woodlands Purchaser LLC		1st Lien Term Loan	8.67%	SOFR (Q)	5.00%		07/2031			1,295	1,256	(e)(f)
LBC Woodlands Purchaser LLC		1st Lien Delay Draw Term Loan	8.67%	SOFR (Q)	5.00%		07/2031			92	90	(e)(g)
Lightbeam Bidco, Inc.		1st Lien Revolving Loan					05/2029			—	—	(e)(g)
Lightbeam Bidco, Inc.		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		05/2030			1,238	1,237	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Delay Draw Term Loan	8.42%	SOFR (Q)	4.75%		05/2030			168	168	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Delay Draw Term Loan	8.67%	SOFR (Q)	5.00%		05/2030			259	259	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Lightbeam Bidco, Inc.		1st Lien Delay Draw Term Loan	8.42%	SOFR (Q)	4.75%		05/2030		649	649	(e)(g)
Movares Group B.V.	Netherlands	1st Lien Term Loan	7.76%	EURIBOR (Q)	5.63%		07/2032		€1,364	1,576	(e)
Movares Group B.V.	Netherlands	1st Lien Delay Draw Term Loan		EURIBOR (Q)	5.50%		07/2032		€22	26	(e)(g)
Msis Holdings, Inc.		1st Lien Revolving Loan					03/2031		—	—	(e)(g)
Msis Holdings, Inc.		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		03/2031		3,543	3,543	(e)(f)
Msis Holdings, Inc.		1st Lien Delay Draw Term Loan					03/2031		—	—	(e)(g)
Multi-Color Corporation		1st Lien Delay Draw Term Loan	10.41%	SOFR (M)	6.75%		12/2026		1,551	1,547	(f)
Multi-Color Corporation		1st Lien Delay Draw Term Loan	10.42%	SOFR (S)	6.75%		12/2026		1,959	1,626	(e)(f)
Neptune BidCo US Inc.		1st Lien Revolving Loan					10/2027		—	—	(e)(g)
Neptune BidCo US Inc.		1st Lien Term Loan	8.76%	SOFR (Q)	5.00%		02/2033		52,262	49,805
PHM Group Holding Oyj	Finland	1st Lien Term Loan	5.53%	EURIBOR (Q)	3.50%		04/2032		€6,217	7,092
Priority Waste Holdings LLC		1st Lien Revolving Loan	11.25%	PRIME (Q)	4.50%		08/2029		2	2	(e)(g)
Priority Waste Holdings LLC		1st Lien Term Loan	11.66%	SOFR (Q)	8.00%		08/2029		5,254	4,833	(e)(f)
Priority Waste Holdings LLC		1st Lien Term Loan	14.66% PIK	SOFR (M)	11.00%		08/2029		404	363	(e)
Priority Waste Holdings LLC		1st Lien Delay Draw Term Loan	11.66%	SOFR (Q)	8.00%		08/2029		2,016	1,855	(e)(f)
Priority Waste Holdings LLC		1st Lien Delay Draw Term Loan	14.66% PIK	SOFR (Q)	11.00%		08/2029		100	90	(e)
PSC Parent, Inc.		1st Lien Revolving Loan	8.92%	SOFR (Q)	5.25%		04/2030		563	563	(e)(g)
PSC Parent, Inc.		1st Lien Term Loan	8.91%	SOFR (Q)	5.25%		04/2031		4,371	4,371	(e)(f)
PSC Parent, Inc.		1st Lien Delay Draw Term Loan	8.91%	SOFR (M)	5.25%		04/2031		1,777	1,777	(e)
Pye-Barker Fire & Safety, LLC		1st Lien Term Loan	6.17%	SOFR (M)	2.50%		12/2032		6,641	6,647
Pye-Barker Fire & Safety, LLC		1st Lien Delay Draw Term Loan					12/2032		—	—	(g)
QIMA Finance Ltd	Jersey	1st Lien Term Loan	9.15%	SOFR (Q)	5.50%		07/2032		7,086	7,086	(e)
QIMA Finance Ltd	Jersey	1st Lien Delay Draw Term Loan	9.15%	SOFR (Q)	5.50%		07/2032		697	697	(e)(g)
Registrar Intermediate, LLC		1st Lien Revolving Loan	8.68%	SOFR (Q)	5.00%		08/2029		508	498	(e)(g)
Registrar Intermediate, LLC		1st Lien Term Loan	8.67%	SOFR (Q)	5.00%		08/2029		4,444	4,355	(e)(f)
Registrar Intermediate, LLC		1st Lien Delay Draw Term Loan	8.68%	SOFR (Q)	5.00%		08/2029		524	514	(e)(g)
Rocket Buyer, LLC		1st Lien Revolving Loan	8.16%	SOFR (Q)	4.50%		02/2033		159	157	(e)(g)
Rocket Buyer, LLC		1st Lien Term Loan	8.15%	SOFR (Q)	4.50%		02/2033		2,150	2,129	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Rocket Buyer, LLC		1st Lien Delay Draw Term Loan		SOFR (Q)	4.50%		02/2033		27	26	(e)(g)
Rodeo AcquisitionCo LLC		1st Lien Revolving Loan		SOFR (Q)	4.75%		07/2029		16	17	(e)(g)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		07/2029		3,707	3,707	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Term Loan	9.25% (2.50% PIK)	SONIA (Q)	5.38%		08/2028		£1,272	1,684	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Term Loan	7.39%	EURIBOR (Q)	5.38%		09/2030		€1,061	1,227	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.24%	SONIA (Q)	5.38%		09/2030		£21,952	29,056	(e)(f)
Saturn Purchaser Corp.		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Saturn Purchaser Corp.		1st Lien Term Loan	8.52%	SOFR (M)	4.75%		07/2030		221	221	(e)
Saturn Purchaser Corp.		1st Lien Delay Draw Term Loan					07/2030		—	—	(e)(g)
SGM Acquisition Sub, LLC		1st Lien Revolving Loan	8.42%	SOFR (M)	4.75%		12/2031		85	84	(e)(g)
SGM Acquisition Sub, LLC		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		12/2031		2,152	2,131	(e)(f)
SGM Acquisition Sub, LLC		1st Lien Delay Draw Term Loan					12/2031		—	—	(e)(g)
SV Newco 2, Inc.		1st Lien Revolving Loan	11.50%	PRIME (Q)	4.75%		06/2031		68	68	(e)(g)
SV Newco 2, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		06/2031		1,027	1,027	(e)(f)
SV Newco 2, Inc.		1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		06/2031		647	647	(e)(g)
Systems Planning and Analysis, Inc.		1st Lien Revolving Loan					08/2027		—	—	(e)(g)
Systems Planning and Analysis, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		08/2027		4,342	4,342	(e)(f)
Talon Buyer Inc.		1st Lien Revolving Loan					07/2032		—	—	(e)(g)
Talon Buyer Inc.		1st Lien Term Loan	7.92%	SOFR (Q)	4.25%		07/2032		799	791	(e)(f)
Talon Buyer Inc.		1st Lien Delay Draw Term Loan	7.92%	SOFR (Q)	4.25%		07/2032		111	110	(e)(g)
Thermostat Purchaser III, Inc.		1st Lien Revolving Loan					08/2028		—	—	(e)(g)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	11.07%	SOFR (Q)	7.25%		08/2029		3,575	3,504	(e)
Triple JJJ Lube, Corp.		1st Lien Revolving Loan		SOFR (Q)	6.00%		01/2032		9	9	(e)(g)
Triple JJJ Lube, Corp.		1st Lien Term Loan	9.67%	SOFR (Q)	6.00%		01/2032		1,211	1,211	(e)(f)
TSS Buyer, LLC		1st Lien Term Loan	8.69%	SOFR (Q)	5.00%		06/2029		254	255	(e)(f)
TSS Buyer, LLC		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		06/2029		21	21	(e)
TSS Buyer, LLC		1st Lien Delay Draw Term Loan	8.69%	SOFR (Q)	5.00%		06/2029		305	305	(e)(g)
Unifi Aviation North America, LLC		1st Lien Revolving Loan	6.56%	SOFR (Q)	2.75%		09/2028		1	1	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Unifi Aviation North America, LLC		1st Lien Term Loan	8.82%	SOFR (Q)	5.00%		09/2028		1,991	1,991	(e)
Unifi Aviation North America, LLC		1st Lien Term Loan	9.07%	SOFR (Q)	5.25%		09/2028		276	276	(e)(f)
Unifi Aviation North America, LLC		1st Lien Delay Draw Term Loan	9.07%	SOFR (Q)	5.25%		09/2028		560	560	(e)(g)
Unity Purchaser, LLC		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Unity Purchaser, LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		01/2031		1,239	1,239	(e)(f)
Unity Purchaser, LLC		1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		01/2031		932	932	(e)(g)
UP Intermediate II LLC		1st Lien Revolving Loan					03/2031		—	—	(e)(g)
UP Intermediate II LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		03/2032		770	770	(e)(f)
VADELLA BIDCO LIMITED	United Kingdom	1st Lien Revolving Loan	9.23%	SONIA (Q)	5.50%		06/2032		£40	52	(e)(g)
VADELLA BIDCO LIMITED	United Kingdom	1st Lien Term Loan	9.26%	SONIA (Q)	5.50%		12/2032		£163	216	(e)
VADELLA BIDCO LIMITED	United Kingdom	1st Lien Delay Draw Term Loan		SONIA (S)	5.50%		12/2032		£9	12	(e)(g)
VEIT, LLC		1st Lien Revolving Loan	8.82%	SOFR (Q)	5.00%		01/2029		4	4	(e)(g)
VEIT, LLC		1st Lien Term Loan	15.85% PIK	SOFR (Q)	12.00%		01/2029		26	26	(e)
VEIT, LLC		1st Lien Term Loan	8.85%	SOFR (Q)	5.00%		01/2029		7	7	(e)(f)
Visual Edge Technology, Inc.		1st Lien Term Loan	10.85% (3.50% PIK)	SOFR (Q)	7.00%		01/2029		2,260	2,260	(e)
Visual Edge Technology, Inc.		1st Lien Delay Draw Term Loan	15.85% PIK	SOFR (Q)	12.00%		01/2029		21	21	(e)
VRC Companies, LLC		1st Lien Revolving Loan					06/2027		—	—	(e)(g)
VRC Companies, LLC		1st Lien Term Loan	8.92%	SOFR (Q)	5.25%		06/2027		16,151	16,151	(e)(f)
Vulcan UK Bidco Limited	United Kingdom	1st Lien Term Loan	8.88%	SOFR (S)	5.25%		05/2032		700	700	(e)
W.S. Connelly & Co., LLC		1st Lien Revolving Loan	7.70%	SOFR (Q)	4.00%		05/2030		762	762	(e)(g)
W.S. Connelly & Co., LLC		1st Lien Revolving Loan	9.75%	PRIME (Q)	3.00%		05/2030		254	254	(e)(g)
W.S. Connelly & Co., LLC		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		05/2030		590	590	(e)(f)
W.S. Connelly & Co., LLC		1st Lien Delay Draw Term Loan	8.70%	SOFR (Q)	5.00%		05/2030		414	415	(e)(f)
W.S. Connelly & Co., LLC		1st Lien Delay Draw Term Loan	8.70%	SOFR (Q)	5.00%		05/2030		894	894	(e)(g)
Zinc Buyer Corporation		1st Lien Revolving Loan					07/2031		—	—	(e)(g)
Zinc Buyer Corporation		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		07/2031		1,864	1,864	(e)(f)
Zinc Buyer Corporation		1st Lien Delay Draw Term Loan					07/2031		16	16	(e)(g)
										590,080		11.95%
Consumer Distribution and Retail

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Bamboo Purchaser, Inc.		1st Lien Revolving Loan	8.40%	SOFR (Q)	4.75%		11/2026		1	1	(e)(g)
Bamboo Purchaser, Inc.		1st Lien Term Loan					12/2029		4,894	762	(e)(f)(i)
Bamboo Purchaser, Inc.		1st Lien Delay Draw Term Loan					12/2029		240	178	(e)(g)(i)
BGI Purchaser, Inc.		1st Lien Revolving Loan	7.42%	SOFR (Q)	3.75%		05/2030		2,856	2,856	(e)(g)
BGI Purchaser, Inc.		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		05/2031		3,572	3,572	(e)(f)
BGI Purchaser, Inc.		1st Lien Delay Draw Term Loan					05/2031		—	—	(e)(g)
Blazing Star Parent, LLC		1st Lien Term Loan	10.67%	SOFR (Q)	7.00%		08/2030		11,392	11,392	(e)(f)
BR PJK Produce, LLC		1st Lien Term Loan	10.06%	SOFR (Q)	6.25%		11/2027		94	94	(e)(f)
BR PJK Produce, LLC		1st Lien Term Loan	10.05%	SOFR (Q)	6.25%		12/2027		81	81	(e)(f)
BR PJK Produce, LLC		1st Lien Delay Draw Term Loan	10.06%	SOFR (Q)	6.25%		11/2027		557	557	(e)
City Line Distributors LLC		1st Lien Revolving Loan					08/2028		—	—	(e)(g)
City Line Distributors LLC		1st Lien Term Loan	9.93%	SOFR (Q)	6.00%		08/2028		307	307	(e)(f)
City Line Distributors LLC		1st Lien Delay Draw Term Loan	9.93%	SOFR (Q)	6.00%		08/2028		123	123	(e)(f)
DecoPac, Inc.		1st Lien Revolving Loan	8.66%	SOFR (Q)	5.00%		05/2030		1,058	1,058	(e)(g)
DecoPac, Inc.		1st Lien Term Loan	8.67%	SOFR (Q)	5.00%		05/2030		27,720	27,719	(e)(f)
GMF Parent, Inc.		1st Lien Revolving Loan		SOFR (Q)	4.50%		12/2032		13	13	(e)(g)
GMF Parent, Inc.		1st Lien Term Loan	8.19%	SOFR (Q)	4.50%		12/2032		1,757	1,740	(e)(f)
GMF Parent, Inc.		1st Lien Delay Draw Term Loan					12/2032		—	—	(e)(g)
Hills Distribution, Inc.		1st Lien Revolving Loan	7.69%	SOFR (Q)	4.00%		11/2029		255	254	(e)(g)
Hills Distribution, Inc.		1st Lien Term Loan	9.20%	SOFR (Q)	5.50%		11/2029		685	685	(e)(f)
Hills Distribution, Inc.		1st Lien Delay Draw Term Loan	9.20%	SOFR (Q)	5.50%		11/2029		310	310	(e)(g)
LJ Perimeter Buyer, Inc.		1st Lien Term Loan	10.32%	SOFR (Q)	6.50%		10/2028		3,176	3,144	(e)(f)
LJ Perimeter Buyer, Inc.		1st Lien Delay Draw Term Loan	10.32%	SOFR (Q)	6.50%		10/2028		408	404	(e)(f)(g)(h)
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	7.56%	SOFR (Q)	3.75%		06/2028		11,043	8,945	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Delay Draw Term Loan	7.56%	SOFR (Q)	3.75%		06/2028		3,643	2,951	(e)
Mavis Tire Express Services Topco, Corp.		1st Lien Term Loan	6.67%	SOFR (M)	3.00%		05/2028		5,844	5,834
Mountaineer Merger Corporation		1st Lien Revolving Loan	8.66%	SOFR (Q)	5.00%		10/2027		2,905	2,760	(e)(g)
Mr. Greens Intermediate, LLC		1st Lien Revolving Loan	9.52%	SOFR (Q)	5.75%		05/2031		58	58	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Mr. Greens Intermediate, LLC		1st Lien Term Loan	9.52%	SOFR (Q)	5.75%		05/2031			2,828	2,829	(e)(f)
Mr. Greens Intermediate, LLC		1st Lien Delay Draw Term Loan	9.52%	SOFR (Q)	5.75%		05/2031			200	200	(e)(g)
Project Cardinal Acquisition, LLC		1st Lien Revolving Loan					10/2032			—	—	(e)(g)
Project Cardinal Acquisition, LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		10/2032			729	722	(e)(f)
Project Cardinal Acquisition, LLC		1st Lien Delay Draw Term Loan					10/2032			—	—	(e)(g)
Quirch Foods Holdings, LLC		1st Lien Term Loan	10.20%	SOFR (Q)	6.50%		11/2030			7,281	7,208	(e)(f)
Quirch Foods Holdings, LLC		1st Lien Delay Draw Term Loan					11/2030			—	—	(e)(g)
Reddy Ice LLC		1st Lien Revolving Loan	12.25%	PRIME (Q)	5.50%		04/2029			2,493	2,493	(e)(g)
Reddy Ice LLC		1st Lien Term Loan	8.92%	SOFR (Q)	5.25%		04/2029			33,238	33,238	(e)(f)
Reddy Ice LLC		1st Lien Delay Draw Term Loan	8.92%	SOFR (Q)	5.25%		04/2029			33,645	33,645	(e)(f)(g)
Royal Borrower, LLC		1st Lien Revolving Loan					07/2030			—	—	(e)(g)
Royal Borrower, LLC		1st Lien Term Loan	9.43%	SOFR (M)	5.75%		07/2030			2,377	2,377	(e)(f)
Royal Borrower, LLC		1st Lien Delay Draw Term Loan	9.43%	SOFR (M)	5.75%		07/2030			538	538	(e)(g)
Saldon Holdings, Inc.		1st Lien Revolving Loan					03/2028			—	—	(e)(g)
Saldon Holdings, Inc.		1st Lien Term Loan	9.02%	SOFR (M)	5.25%		03/2028			9,985	9,986	(e)(f)
SCIH Salt Holdings Inc.		1st Lien Term Loan	6.35%	SOFR (Q)	2.75%		01/2029			30,990	30,888	(f)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	9.17%	SOFR (M)	5.50%		07/2030			5,773	5,773	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Revolving Loan	10.39%	SOFR (Q)	6.75%		01/2029			3	3	(e)(g)
Worldwide Produce Acquisition, LLC		1st Lien Term Loan	10.42%	SOFR (Q)	6.75%		01/2029			147	128	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Delay Draw Term Loan	10.42%	SOFR (Q)	6.75%		01/2029			53	46	(e)(f)
											205,872		4.17%
Consumer Durables and Apparel
Centric Brands LLC		1st Lien Term Loan	9.17%	SOFR (Q)	5.50%		08/2029			964	964	(e)
DRS Holdings III, Inc.		1st Lien Revolving Loan					11/2028			—	—	(e)(g)
DRS Holdings III, Inc.		1st Lien Term Loan	8.92%	SOFR (M)	5.25%		11/2028			14,275	14,275	(e)(f)
Fossil Group, Inc.		1st Lien Revolving Loan	8.93%	SOFR (M)	5.00%		08/2030			140	140	(e)(g)
Rawlings Sporting Goods Company, Inc.		1st Lien Revolving Loan	7.52%	SOFR (M)	3.75%		11/2029			2,193	2,193	(e)(g)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	8.60%	SOFR (Q)	4.75%		11/2030			7,545	7,545	(e)(f)
Sport Maska Inc.	Canada	1st Lien Revolving Loan	8.92%	SOFR (M)	5.25%		12/2030		CAD	572	412	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Sport Maska Inc.	Canada	1st Lien Term Loan	7.78%	CDOR (M)	5.50%		12/2030		CAD	9,467	6,805	(e)(f)
ST Athena Global LLC		1st Lien Revolving Loan	8.92%	SOFR (Q)	5.25%		06/2029			75	74	(e)(g)
ST Athena Global LLC		1st Lien Term Loan	8.94%	SOFR (Q)	5.25%		06/2030			4,112	4,029	(e)(f)
ST Athena Global LLC		1st Lien Term Loan	8.98%	SONIA (M)	5.25%		06/2030			£1,861	2,414	(e)(f)
ST Athena Global LLC		1st Lien Delay Draw Term Loan					06/2030			—	—	(e)(g)
Varsity Brands, Inc.		1st Lien Term Loan	6.45%	SOFR (Q)	2.75%		08/2031			6,893	6,856
											45,707		0.93%
Consumer Services
Apex Service Partners, LLC		1st Lien Revolving Loan	8.69%	SOFR (Q)	5.00%		10/2029			978	978	(e)(g)
Apex Service Partners, LLC		1st Lien Term Loan	8.68%	SOFR (Q)	5.00%		10/2030			23,800	23,800	(e)(f)
Apex Service Partners, LLC		1st Lien Delay Draw Term Loan	8.68%	SOFR (Q)	5.00%		10/2030			11,793	11,794	(e)(f)
ASP Dream Acquisition Co LLC		1st Lien Term Loan	8.02%	SOFR (M)	4.25%		12/2028			5,903	5,342	(e)(f)
Astra Service Partners, LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		11/2032			3,208	3,176	(e)(f)
Astra Service Partners, LLC		1st Lien Delay Draw Term Loan	8.20%	SOFR (Q)	4.50%		11/2032			210	208	(e)(g)
Birdie Bidco, Inc.		1st Lien Revolving Loan					11/2032			—	—	(e)(g)
Birdie Bidco, Inc.		1st Lien Term Loan	8.45% (2.25% PIK)	SOFR (Q)	4.75%		11/2032			1,201	1,189	(e)(f)
Birdie Bidco, Inc.		1st Lien Delay Draw Term Loan	8.44% (2.25% PIK)	SOFR (Q)	4.75%		11/2032			29	29	(e)(g)
Bumble Bidco Limited	United Kingdom	1st Lien Term Loan	10.50%	SONIA (Q)	6.75%		10/2030			£3,542	4,688	(e)
Bumble Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.50%	SONIA (Q)	6.75%		10/2030			£313	413	(e)(g)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	9.92%	NIBOR (M)	5.75%		05/2026		DKK	3,813	548	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	9.70%	CIBOR (Q)	7.75%		05/2026		DKK	6,064	872	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	9.92%	NIBOR (Q)	5.75%		05/2026		DKK	804	116	(e)(f)
Clarion Home Services Group, LLC		1st Lien Revolving Loan	9.78%	SOFR (Q)	6.00%		12/2027			354	294	(e)(g)
Clarion Home Services Group, LLC		1st Lien Term Loan	11.76% (6.00% PIK)	SOFR (Q)	8.00%		12/2027			2,632	2,211	(e)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	11.76% (6.00% PIK)	SOFR (Q)	8.00%		12/2027			1,495	1,255	(e)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	12.04% (6.25% PIK)	SOFR (Q)	8.25%		12/2027			273	229	(e)
ClubCorp Holdings, Inc.		1st Lien Revolving Loan					07/2031			—	—	(e)(g)
ClubCorp Holdings, Inc.		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		07/2032			1,482	1,482	(e)(f)
ClubCorp Holdings, Inc.		1st Lien Delay Draw Term Loan					07/2032			—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
CMG HoldCo, LLC		1st Lien Revolving Loan	8.10%	SOFR (Q)	4.50%		11/2030			275	272	(e)(g)
CMG HoldCo, LLC		1st Lien Term Loan	8.45%	SOFR (S)	4.75%		11/2030			659	652	(e)(f)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	8.45%	SOFR (S)	4.75%		11/2030			1,365	1,351	(e)(f)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	8.44%	SOFR (Q)	4.75%		11/2030			1,831	1,813	(e)(g)
CST Holding Company		1st Lien Revolving Loan	8.86%	SOFR (Q)	5.00%		11/2028			24	24	(e)(g)
CST Holding Company		1st Lien Term Loan	8.77%	SOFR (M)	5.00%		11/2028			1,054	1,054	(e)(f)
Davidson Hotel Company LLC		1st Lien Revolving Loan					10/2031			—	—	(e)(g)
Davidson Hotel Company LLC		1st Lien Term Loan	8.67%	SOFR (M)	5.00%		10/2031			3,306	3,306	(e)(f)
Davidson Hotel Company LLC		1st Lien Delay Draw Term Loan	8.67%	SOFR (M)	5.00%		10/2031			98	98	(e)(g)
ECG Bidco S.A.S.	France	1st Lien Term Loan	7.55%	EURIBOR (Q)	5.43%		10/2028			€6,010	6,947	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Term Loan	11.51%	SONIA (Q)	7.50%		05/2029			£9,567	12,663	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Term Loan	7.35%	EURIBOR (B)	4.75%		05/2029			€17,736	20,500	(e)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan					05/2029			€2,453	2,835	(e)(f)(g)
Equinox Holdings, Inc.		1st Lien Term Loan	10.95%	SOFR (Q)	7.25%		03/2029			45,267	45,267	(e)(f)
Equinox Holdings, Inc.		2nd Lien Term Loan	16.00% PIK				06/2027			4,625	4,625	(e)
Essential Services Holding Corporation		1st Lien Revolving Loan	8.66%	SOFR (Q)	5.00%		06/2030			1,045	1,003	(e)(g)
Essential Services Holding Corporation		1st Lien Term Loan	9.17% (2.75% PIK)	SOFR (Q)	5.50%		06/2031			21,311	20,458	(e)(f)
Essential Services Holding Corporation		1st Lien Delay Draw Term Loan					06/2031			—	—	(e)(g)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Term Loan	9.04%	BBSY (Q)	5.00%		10/2029		AUD	913	630	(e)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Delay Draw Term Loan	9.04%	BBSY (Q)	5.00%		10/2029		AUD	39	27	(e)(g)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	10.39%				07/2029			€634	732	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.31%				07/2029			€292	338	(e)(g)
Excel Fitness Consolidator LLC		1st Lien Revolving Loan	8.42%	SOFR (M)	4.75%		04/2030			31	32	(e)(g)
Excel Fitness Consolidator LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		04/2030			1,376	1,376	(e)(f)
Excel Fitness Consolidator LLC		1st Lien Delay Draw Term Loan					04/2030			—	—	(e)(g)
Family First Bidco Limited	United Kingdom	1st Lien Term Loan	12.50%				12/2029			£33	44	(e)
Fertitta Entertainment, LLC		1st Lien Term Loan	6.92%	SOFR (M)	3.25%		01/2029			5,211	5,102	(f)
Fitness Ventures Holdings, Inc.		1st Lien Revolving Loan	7.68%	SOFR (M)	4.00%		08/2030			132	131	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Fitness Ventures Holdings, Inc.		1st Lien Term Loan	8.68%	SOFR (M)	5.00%		08/2031		1,995	1,995	(e)(f)
Fitness Ventures Holdings, Inc.		1st Lien Delay Draw Term Loan	8.68%	SOFR (M)	5.00%		08/2031		836	836	(e)(g)
Flint Opco, LLC		1st Lien Revolving Loan					08/2029		—	—	(e)(g)
Flint Opco, LLC		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		08/2030		1,008	1,008	(e)(f)
Flint Opco, LLC		1st Lien Delay Draw Term Loan	8.42%	SOFR (Q)	4.75%		08/2030		1,270	1,270	(e)(f)(g)
GS SEER Group Borrower LLC		1st Lien Revolving Loan	10.42%	SOFR (M)	6.75%		04/2029		15	14	(e)(g)
GS SEER Group Borrower LLC		1st Lien Term Loan	10.45%	SOFR (Q)	6.75%		04/2030		317	294	(e)
GS SEER Group Borrower LLC		1st Lien Delay Draw Term Loan	10.45%	SOFR (Q)	6.75%		04/2030		116	108	(e)(g)
IFH Franchisee Holdings, LLC		1st Lien Revolving Loan	7.66%	SOFR (Q)	4.00%		12/2029		1,158	1,158	(e)(g)
IFH Franchisee Holdings, LLC		1st Lien Term Loan	9.16%	SOFR (Q)	5.50%		12/2029		3,849	3,849	(e)(f)
IFH Franchisee Holdings, LLC		1st Lien Delay Draw Term Loan					12/2029		—	—	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan	11.75%	PRIME (Q)	5.00%		12/2028		114	114	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Term Loan	9.70%	SOFR (Q)	6.00%		12/2028		3,298	3,298	(e)(f)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	9.70%	SOFR (Q)	6.00%		12/2028		2,128	2,128	(e)(f)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	9.20%	SOFR (Q)	5.50%		12/2028		1,714	1,714	(e)(g)
INSPIRED EDUCATION US HOLDINGS INC.		1st Lien Term Loan	6.42%	SOFR (S)	2.75%		02/2031		1,000	997
Inspiring Generations B.V.	Netherlands	1st Lien Term Loan	7.38%	EURIBOR (Q)	5.25%		07/2032		€489	565	(e)
Inspiring Generations B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.38%	EURIBOR (Q)	5.25%		07/2032		€284	327	(e)(g)
IRB Holding Corp.		1st Lien Term Loan	6.18%	SOFR (M)	2.50%		12/2030		7,738	7,715	(f)
Leviathan Intermediate Holdco, LLC		1st Lien Revolving Loan					12/2027		—	—	(e)(g)
Leviathan Intermediate Holdco, LLC		1st Lien Term Loan	9.70%	SOFR (Q)	6.00%		12/2027		1,349	1,349	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	9.23% (2.50% PIK)	SONIA (Q)	5.50%		12/2028		£2,195	2,906	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.35%	SONIA (Q)	5.50%		12/2028		£122	161	(e)(f)(g)
LHS Borrower, LLC		1st Lien Revolving Loan	8.92%	SOFR (M)	5.25%		09/2031		50	49	(e)(g)
LHS Borrower, LLC		1st Lien Term Loan	8.92%	SOFR (M)	5.25%		09/2031		1,110	1,087	(e)(f)
Mustang Prospects Purchaser, LLC		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
Mustang Prospects Purchaser, LLC		1st Lien Term Loan	8.94%	SOFR (Q)	5.25%		06/2031		1,505	1,506	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Mustang Prospects Purchaser, LLC		1st Lien Delay Draw Term Loan	8.94%	SOFR (M)	5.13%		06/2031		721	720	(e)
Mustang Prospects Purchaser, LLC		1st Lien Delay Draw Term Loan	8.70%	SOFR (Q)	5.00%		06/2031		158	158	(e)
North Haven Fairway Buyer, LLC		1st Lien Revolving Loan	8.68%	SOFR (Q)	5.00%		05/2028		54	54	(e)(g)
North Haven Fairway Buyer, LLC		1st Lien Term Loan	8.66%	SOFR (Q)	5.00%		05/2028		683	683	(e)(f)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Term Loan	8.69%	SOFR (Q)	5.00%		05/2028		194	194	(e)(f)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Term Loan	8.67%	SOFR (Q)	5.00%		05/2028		1,658	1,658	(e)(g)
Northwinds Holding, Inc.		1st Lien Revolving Loan					05/2029		—	—	(e)(g)
Northwinds Holding, Inc.		1st Lien Term Loan	9.06%	SOFR (Q)	5.25%		05/2029		4,178	4,178	(e)(f)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	9.06%	SOFR (Q)	5.25%		05/2029		2,830	2,830	(e)(f)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	9.08%	SOFR (Q)	5.25%		05/2029		1,960	1,960	(e)(g)
PestCo, LLC		1st Lien Revolving Loan					08/2030		—	—	(e)(g)
PestCo, LLC		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		08/2030		190	190	(e)(f)
PestCo, LLC		1st Lien Delay Draw Term Loan	8.42%	SOFR (Q)	4.75%		08/2030		22	22	(e)(g)
Pinnacle MEP Intermediate Holdco LLC		1st Lien Revolving Loan	10.44% (1.50% PIK)	SOFR (Q)	6.75%		10/2030		208	191	(e)(g)
Pinnacle MEP Intermediate Holdco LLC		1st Lien Term Loan	10.45% (1.50% PIK)	SOFR (Q)	6.75%		10/2030		1,384	1,274	(e)(f)
Pinnacle MEP Intermediate Holdco LLC		1st Lien Delay Draw Term Loan	10.45% (1.50% PIK)	SOFR (Q)	6.75%		10/2030		485	447	(e)(g)
Premiere Buyer, LLC		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
Premiere Buyer, LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		05/2031		3,517	3,517	(e)(f)
Premiere Buyer, LLC		1st Lien Delay Draw Term Loan	8.20%	SOFR (Q)	4.50%		05/2031		656	656	(e)(g)
Proyectos Deportivos Forus, S.L.U.	Spain	1st Lien Term Loan	8.70%	EURIBOR (B)	6.75%		10/2031		€358	414	(e)
Proyectos Deportivos Forus, S.L.U.	Spain	1st Lien Delay Draw Term Loan	8.70%	EURIBOR (B)	6.75%		10/2031		€60	69	(e)(g)
Quick Quack Car Wash Holdings, LLC		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
Quick Quack Car Wash Holdings, LLC		1st Lien Term Loan	8.67%	SOFR (M)	5.00%		06/2031		2,211	2,210	(e)(f)
Quick Quack Car Wash Holdings, LLC		1st Lien Delay Draw Term Loan	8.67%	SOFR (M)	5.00%		06/2031		545	546	(e)(g)
Radiant Intermediate Holding, LLC		1st Lien Term Loan	9.52%	SOFR (Q)	5.75%		11/2026		501	496	(e)
Redwood Services, LP		1st Lien Revolving Loan					06/2032		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Redwood Services, LP		1st Lien Term Loan	7.95%	SOFR (Q)	4.25%		06/2032			2,341	2,341	(e)(f)
Redwood Services, LP		1st Lien Delay Draw Term Loan	7.95%	SOFR (Q)	4.25%		06/2032			250	250	(e)(g)
Rust Investment Sarl	Luxembourg	1st Lien Term Loan					11/2034			€5,607	4,530	(e)(i)
Saber Parent Holdings Corp.		1st Lien Revolving Loan	10.25%	PRIME (Q)	3.50%		12/2032			83	83	(e)(g)
Saber Parent Holdings Corp.		1st Lien Term Loan	8.42% (2.25% PIK)	SOFR (Q)	4.75%		12/2032			1,692	1,675	(e)(f)
Saber Parent Holdings Corp.		1st Lien Delay Draw Term Loan					12/2032			—	—	(e)(g)
Safe Home Security, Inc.		1st Lien Term Loan	9.78% (1.00% PIK)	SOFR (Q)	6.00%		12/2026			671	658	(e)(f)
Safe Home Security, Inc.		1st Lien Delay Draw Term Loan	9.78% (1.00% PIK)	SOFR (M)	6.00%		12/2026			53	52	(e)(f)
TSWT Acquisition, Inc.		1st Lien Revolving Loan	8.68%	SOFR (M)	5.00%		11/2031			13	13	(e)(g)
TSWT Acquisition, Inc.		1st Lien Term Loan	8.67%	SOFR (M)	5.00%		11/2031			259	256	(e)(f)
TSWT Acquisition, Inc.		1st Lien Delay Draw Term Loan	8.67%	SOFR (M)	5.00%		11/2031			37	37	(e)(g)
Vertex Service Partners, LLC		1st Lien Revolving Loan	9.70%	SOFR (Q)	6.00%		11/2030			161	147	(e)(g)
Vertex Service Partners, LLC		1st Lien Term Loan	9.70% (5.50% PIK)	SOFR (Q)	6.00%		11/2030			1,045	951	(e)(f)
Vertex Service Partners, LLC		1st Lien Delay Draw Term Loan	9.70% (5.50% PIK)	SOFR (Q)	6.00%		11/2030			1,993	1,814	(e)(f)
Vertex Service Partners, LLC		1st Lien Delay Draw Term Loan	9.70% (4.14% PIK)	SOFR (Q)	6.00%		11/2030			1,196	1,085	(e)(g)
Vista Higher Learning, LLC		1st Lien Revolving Loan					09/2031			—	—	(e)(g)
Vista Higher Learning, LLC		1st Lien Term Loan	7.17%	SOFR (Q)	3.50%		09/2031			1	1	(e)
Vista Higher Learning, LLC		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		09/2031			599	587	(e)(f)
YE Brands Holdings, LLC		1st Lien Revolving Loan					10/2027			—	—	(e)(g)
YE Brands Holdings, LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		10/2027			2,150	2,150	(e)(f)
YE Brands Holdings, LLC		1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		10/2027			316	317	(e)
											263,766		5.34%
Energy
Enviva Inc.		1st Lien Term Loan	10.54%	SOFR (Q)	6.88%		12/2029			40,301	40,502
Freeport LNG investments, LLLP		1st Lien Term Loan	6.89%	SOFR (Q)	3.25%		02/2033			4,000	3,997
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan	8.51%	BKBM (Q)	6.00%		07/2027		NZD	19,293	11,087	(e)(f)(g)
HighPeak Energy, Inc.		1st Lien Term Loan	11.35%	SOFR (Q)	7.50%		09/2028			14,903	14,902	(e)
Phoenix Operating LLC		1st Lien Term Loan	10.80%	SOFR (Q)	7.00%		10/2028			2,766	2,750	(e)
Phoenix Operating LLC		1st Lien Delay Draw Term Loan	10.80%	SOFR (Q)	7.00%		10/2028			5,255	5,255	(e)
Prairie ECI Acquiror LP		1st Lien Term Loan	6.92%	SOFR (M)	3.25%		08/2029			5,166	5,170	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
PX HoldCo3 Limited	United Kingdom	1st Lien Term Loan	10.86%	SONIA (Q)	7.00%		04/2027		£2,947	3,823	(e)(f)
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.10%	SONIA (Q)	7.25%		04/2027		£221	287	(e)
TransMontaigne Operating Company L.P.		1st Lien Term Loan	5.92%	SOFR (M)	2.25%		03/2030		5,824	5,811	(f)
										93,584		1.89%
Financial Services
Aduro Advisors, LLC		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Aduro Advisors, LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		07/2030		2,478	2,478	(e)(f)
Aduro Advisors, LLC		1st Lien Delay Draw Term Loan					07/2030		—	—	(e)(g)
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Term Loan	5.31% PIK	EURIBOR (S)	2.00%		01/2027		€1,072	1,239	(e)(f)
Arete Bidco Limited	Jersey	1st Lien Term Loan	10.43% (2.00% PIK)	SONIA (Q)	6.69%		05/2031		£2,590	3,428	(e)
Arete Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	10.43% (2.00% PIK)	SONIA (Q)	6.69%		05/2031		£2,552	3,378	(e)
Arete Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	10.44%	SONIA (Q)	6.69%		05/2031		£697	923	(e)(g)
BCC Blueprint Holdings I, LLC		1st Lien Term Loan	10.45%	SOFR (Q)	6.75%		09/2027		7,377	7,377	(e)
Beacon Pointe Harmony, LLC		1st Lien Revolving Loan					12/2027		—	—	(e)(g)
Beacon Pointe Harmony, LLC		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		12/2028		5,893	5,893	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan	8.17%	SOFR (M)	4.50%		12/2028		12,000	12,000	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan	8.18%	SOFR (M)	4.50%		12/2028		15	15	(e)(g)
BlauwTrust Holding B.V.	Netherlands	1st Lien Term Loan	9.38%	EURIBOR (Q)	7.25%		01/2029		€5,045	5,831	(e)(f)
Cezanne Bidco	France	1st Lien Term Loan	7.05%	EURIBOR (Q)	5.00%		10/2031		€5,762	6,660	(e)
Cezanne Bidco	France	1st Lien Delay Draw Term Loan	7.05%	EURIBOR (Q)	5.00%		10/2031		€2,345	2,710	(e)(g)
CFC Bidco 2022 Limited	United Kingdom	1st Lien Term Loan	7.16%	SOFR (Q)	3.50%		07/2032		18,570	17,688
Clearstead Advisors, LLC		1st Lien Revolving Loan	8.17%	SOFR (M)	4.50%		02/2029		32	32	(e)(g)
Clearstead Advisors, LLC		1st Lien Term Loan	8.23%	SOFR (Q)	4.50%		02/2028		577	578	(e)(f)
Clearstead Advisors, LLC		1st Lien Delay Draw Term Loan					02/2029		—	—	(e)(g)
Convera International Financial S.a r.l.	Jersey	1st Lien Term Loan	8.59%	SOFR (Q)	4.75%		03/2030		22,416	22,416	(e)(f)
Convera International Holdings Limited	Jersey	1st Lien Revolving Loan					03/2030		—	—	(e)(g)
Convera International Holdings Limited	Jersey	1st Lien Term Loan	8.60%	SOFR (Q)	4.75%		03/2030		7,369	7,369	(e)(f)
De Hypothekers Associatie Holding B.V.	Netherlands	1st Lien Term Loan	8.75%	EURIBOR (S)	6.25%		01/2029		€1,526	1,764	(e)(f)
Edelman Financial Engines Center, LLC, The		1st Lien Term Loan	6.67%	SOFR (M)	3.00%		04/2028		13,245	13,223	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Edelman Financial Engines Center, LLC, The		2nd Lien Term Loan	8.92%	SOFR (M)	5.25%		10/2028		20,850	20,610
Endeavor Bidco LLC		1st Lien Term Loan	7.92%	SOFR (Q)	4.25%		08/2029		1,307	1,307	(e)(f)
GC Waves Holdings, Inc.		1st Lien Revolving Loan					10/2030		—	—	(e)(g)
GC Waves Holdings, Inc.		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		10/2030		1,854	1,854	(e)(f)
GC Waves Holdings, Inc.		1st Lien Delay Draw Term Loan	8.17%	SOFR (M)	4.50%		10/2030		8,942	8,942	(e)(g)
GreatBear Bidco Limited	Jersey	1st Lien Term Loan	8.99%	SONIA (Q)	5.25%		01/2031		£300	396	(e)
GreatBear Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	8.99%	SONIA (Q)	5.25%		01/2031		£443	586	(e)(g)
Grit Buyer, Inc.		1st Lien Revolving Loan					07/2031		—	—	(e)(g)
Grit Buyer, Inc.		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		07/2032		768	768	(e)(f)
Grit Buyer, Inc.		1st Lien Delay Draw Term Loan	8.20%	SOFR (Q)	4.50%		07/2032		123	123	(e)(g)
GTCR Everest Borrower, LLC		1st Lien Revolving Loan					09/2029		—	—	(e)(g)
GTCR F Buyer Corp.		1st Lien Revolving Loan	8.67%	SOFR (M)	5.00%		09/2029		3	3	(e)(g)
GTCR F Buyer Corp.		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		09/2030		879	879	(e)(f)
GTCR F Buyer Corp.		1st Lien Delay Draw Term Loan	8.70%	SOFR (Q)	5.00%		09/2030		277	277	(e)
GTCR F Buyer Corp.		1st Lien Delay Draw Term Loan	8.70%	SOFR (Q)	5.00%		09/2030		127	127	(e)(g)
HighTower Holding, LLC		1st Lien Term Loan	6.41%	SOFR (Q)	2.75%		02/2032		6,628	6,549	(f)
IVC Acquisition Ltd	Canada	1st Lien Term Loan	6.12%	EURIBOR (Q)	4.00%		12/2028		€6,022	6,908
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan					07/2028		£7,477	7,064	(e)(f)(i)
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	15.00%				07/2028		£73	97	(e)
Jewel Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					07/2028		£4,370	4,128	(e)(i)
Medlar Bidco Limited	Jersey	1st Lien Term Loan	8.73%	SONIA (Q)	5.00%		05/2032		£3,785	5,010	(e)(f)
Medlar Bidco Limited	Jersey	1st Lien Term Loan	6.52%	EURIBOR (Q)	4.50%		05/2032		€5,395	6,235	(e)(f)
Medlar Bidco Limited	Jersey	1st Lien Delay Draw Term Loan					05/2032		£—	—	(e)(g)
Mercatus Bidco Limited	United Kingdom	1st Lien Term Loan	9.22%	SONIA (S)	5.25%		11/2032		£1,000	1,324	(e)
Merit Financial Group, LLC		1st Lien Revolving Loan	8.42%	SOFR (Q)	4.75%		08/2032		141	141	(e)(g)
Merit Financial Group, LLC		1st Lien Term Loan	8.44%	SOFR (Q)	4.75%		08/2032		690	690	(e)(f)
Merit Financial Group, LLC		1st Lien Delay Draw Term Loan	8.44%	SOFR (Q)	4.75%		08/2032		165	165	(e)(g)
Monica Holdco (US), Inc.		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Monica Holdco (US), Inc.		1st Lien Term Loan	9.10%	SOFR (Q)	5.25%		07/2030		15,052	15,052	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Monica Holdco (US), Inc.		1st Lien Delay Draw Term Loan					07/2030		—	—	(e)(g)
Nexus Buyer LLC		2nd Lien Term Loan	9.42%	SOFR (M)	5.75%		02/2032		2,288	2,207
Oak Funding LLC		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		12/2032		65,420	64,766	(e)(f)
Oak Funding LLC		1st Lien Delay Draw Term Loan					12/2032		—	—	(e)(g)
OLIFAN GROUP PARTNERS	France	1st Lien Term Loan	8.37%	EURIBOR (S)	6.25%		03/2032		€1,089	1,259	(e)
OLIFAN GROUP PARTNERS	France	1st Lien Delay Draw Term Loan	8.37%	EURIBOR (S)	6.25%		03/2032		€146	169	(e)(g)
Pathstone Family Office LLC		1st Lien Revolving Loan	8.27%	SOFR (M)	4.50%		05/2028		151	151	(e)(g)
Pathstone Family Office LLC		1st Lien Term Loan	8.27%	SOFR (M)	4.50%		05/2029		7,560	7,561	(e)(f)
Pathstone Family Office LLC		1st Lien Delay Draw Term Loan	8.27%	SOFR (M)	4.50%		05/2029		253	253	(e)(f)
Pathstone Family Office LLC		1st Lien Delay Draw Term Loan	8.27%	SOFR (M)	4.50%		05/2029		189	189	(e)(g)
PCIA SPV-3, LLC		1st Lien Revolving Loan					08/2029		—	—	(e)(g)
PCIA SPV-3, LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		08/2029		1,482	1,482	(e)(f)
PCIA SPV-3, LLC		1st Lien Delay Draw Term Loan	8.67%	SOFR (Q)	4.75%		08/2029		1,285	1,285	(e)(g)
PCS Midco, Inc.		1st Lien Revolving Loan					03/2030		—	—	(e)(g)
PCS Midco, Inc.		1st Lien Term Loan	9.45%	SOFR (Q)	5.75%		03/2030		907	907	(e)(f)
PCS Midco, Inc.		1st Lien Delay Draw Term Loan	9.45%	SOFR (Q)	5.75%		03/2030		195	196	(e)(g)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan	10.81%	SONIA (S)	6.75%		04/2029		£4,125	5,460	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Delay Draw Term Loan	10.81%	SONIA (S)	6.75%		04/2029		£822	1,087	(e)
Perigon Wealth Management, LLC		1st Lien Revolving Loan					03/2031		—	—	(e)(g)
Perigon Wealth Management, LLC		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		03/2031		1,991	1,991	(e)(f)
Perigon Wealth Management, LLC		1st Lien Delay Draw Term Loan	8.17%	SOFR (M)	4.50%		03/2031		1,757	1,757	(e)(g)
Plutus Bidco Limited	Jersey	1st Lien Term Loan	8.73%	SONIA (S)	5.00%		09/2029		£7,000	9,265	(e)
Project Optimus Bidco Limited	Jersey	1st Lien Revolving Loan					05/2031		£—	—	(e)(g)
Project Optimus Bidco Limited	Jersey	1st Lien Term Loan	9.23%	SONIA (Q)	5.50%		05/2031		£309	409	(e)
Project Optimus Bidco Limited	Jersey	1st Lien Delay Draw Term Loan					05/2031		£—	—	(e)(g)
RWA Wealth Partners, LLC		1st Lien Revolving Loan		SOFR (Q)	4.75%		11/2030		21	21	(e)(g)
RWA Wealth Partners, LLC		1st Lien Term Loan	8.40%	SOFR (Q)	4.75%		11/2030		3,098	3,098	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
RWA Wealth Partners, LLC		1st Lien Delay Draw Term Loan	8.40%	SOFR (Q)	4.75%		11/2030		594	594	(e)(g)
Seeker Bidco Ltd	United Kingdom	1st Lien Term Loan	9.23%	SONIA (Q)	5.50%		11/2032		£329	436	(e)
Seeker Bidco Ltd	United Kingdom	1st Lien Delay Draw Term Loan	9.23%	SONIA (Q)	5.50%		11/2032		£8	10	(e)(g)
Skyliner BIS S.A R.L.	Luxembourg	1st Lien Term Loan	8.41%	EURIBOR (S)	6.25%		09/2031		€1,427	1,649	(e)
Skyliner BIS S.A R.L.	Luxembourg	1st Lien Delay Draw Term Loan					09/2031		€—	—	(e)(g)(h)
Stepstone Group MidCo 2 GmbH, The	Germany	1st Lien Term Loan	6.60%	EURIBOR (Q)	4.50%		04/2032		€6,000	6,039
Steward Partners Global Advisory, LLC		1st Lien Revolving Loan					10/2028		—	—	(e)(g)
Steward Partners Global Advisory, LLC		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		10/2028		380	380	(e)(f)
Steward Partners Global Advisory, LLC		1st Lien Delay Draw Term Loan	8.42%	SOFR (M)	4.75%		10/2028		577	577	(e)
Steward Partners Global Advisory, LLC		1st Lien Delay Draw Term Loan	8.42%	SOFR (M)	4.75%		10/2028		354	354	(e)(g)
The Mather Group, LLC		1st Lien Revolving Loan					03/2028		—	—	(e)(g)
The Mather Group, LLC		1st Lien Term Loan	9.10%	SOFR (Q)	5.25%		03/2028		4,813	4,813	(e)(f)
The Mather Group, LLC		1st Lien Term Loan	9.35%	SOFR (Q)	5.50%		03/2028		852	852	(e)(f)
The Mather Group, LLC		1st Lien Delay Draw Term Loan	9.10%	SOFR (Q)	5.25%		03/2028		1,989	1,989	(e)(f)(g)
The Ultimus Group Midco, LLC		1st Lien Revolving Loan					07/2032		—	—	(e)(g)
The Ultimus Group Midco, LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		07/2032		1,942	1,942	(e)(f)
The Ultimus Group Midco, LLC		1st Lien Delay Draw Term Loan					07/2032		—	—	(e)(g)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	5.15%	EURIBOR (S)	3.00%		04/2030		€7,125	8,173
Toscafund Limited	United Kingdom	1st Lien Term Loan	12.07%	SONIA (S)	8.00%		04/2026		£700	927	(e)(f)
TPG IX Cardiff Debt HoldCo I, LLC		1st Lien Term Loan	10.15% PIK	SOFR (Q)	6.50%		01/2033		4,579	4,579	(e)
Waverly Advisors, LLC		1st Lien Revolving Loan	9.60%	SOFR (Q)	5.75%		03/2028		189	189	(e)(g)
Waverly Advisors, LLC		1st Lien Term Loan	9.60%	SOFR (Q)	5.75%		03/2028		1,985	1,985	(e)(f)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	9.60%	SOFR (Q)	5.75%		03/2028		1,451	1,451	(e)(f)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	9.35%	SOFR (Q)	5.50%		03/2028		3,178	3,178	(e)(f)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	8.85%	SOFR (Q)	5.00%		03/2028		5,837	5,837	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Revolving Loan					10/2028		—	—	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Term Loan	7.91%	SOFR (Q)	4.25%		10/2028		3,484	3,449	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	8.16%	SOFR (Q)	4.50%		10/2028			682	675	(e)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	7.90%	SOFR (Q)	4.25%		10/2028			3,836	3,797	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	7.91%	SOFR (Q)	4.25%		10/2028			15,201	15,050	(e)(f)
Wellington-Altus Financial Inc.	Canada	1st Lien Revolving Loan					08/2030		CAD	—	—	(e)(g)
Wellington-Altus Financial Inc.	Canada	1st Lien Term Loan	7.60%	CORRA (Q)	5.00%		08/2030		CAD	1,129	811	(e)(f)
Wellington-Altus Financial Inc.	Canada	1st Lien Delay Draw Term Loan					08/2030		CAD	—	—	(e)(g)
Wharf Street Ratings Acquisition LLC		1st Lien Revolving Loan					09/2032			—	—	(e)(g)
Wharf Street Ratings Acquisition LLC		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		09/2032			1,583	1,583	(e)(f)
Wharf Street Ratings Acquisition LLC		1st Lien Delay Draw Term Loan					09/2032			—	—	(e)(g)
WSBidCo Limited	Jersey	1st Lien Term Loan	10.35% (0.25% PIK)	SONIA (Q)	6.50%		06/2028			£2,679	3,546	(e)(f)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan	10.36%	SONIA (Q)	6.50%		06/2028			£8,430	11,158	(e)(g)
											393,773		7.97%
Food, Beverage and Tobacco
Badia Spices, LLC		1st Lien Revolving Loan					11/2030			—	—	(e)(g)
Badia Spices, LLC		1st Lien Term Loan	7.92%	SOFR (Q)	4.25%		11/2030			8,099	8,099	(e)(f)
Berner Food & Beverage, LLC		1st Lien Revolving Loan	9.82%	SOFR (Q)	6.00%		07/2026			167	166	(e)(g)
Berner Food & Beverage, LLC		1st Lien Term Loan	9.82%	SOFR (Q)	6.00%		07/2027			2,736	2,736	(e)(f)
Chobani, LLC		1st Lien Term Loan	5.92%	SOFR (M)	2.25%		10/2032			7,887	7,884	(f)
Demakes Borrower, LLC		1st Lien Term Loan	9.70%	SOFR (Q)	6.00%		12/2029			937	937	(e)(f)
Florida Food Products, LLC		1st Lien Term Loan	9.15%	SOFR (Q)	5.50%		10/2030			12	12	(e)
Florida Food Products, LLC		1st Lien Term Loan	8.83% (2.00% PIK)	SOFR (Q)	5.00%		10/2030			1,312	905	(e)
Florida Food Products, LLC		1st Lien Term Loan					04/2031			6,149	3,689	(e)(i)
Gotham Greens Holdings, PBC		2nd Lien Term Loan	15.00% PIK				02/2029			1,347	1,239	(e)
HBH Buyer, LLC		1st Lien Revolving Loan	7.20%	SOFR (Q)	3.50%		09/2031			158	158	(e)(g)
HBH Buyer, LLC		1st Lien Term Loan	8.95%	SOFR (Q)	5.25%		09/2031			991	991	(e)(f)
HBH Buyer, LLC		1st Lien Delay Draw Term Loan					09/2031			—	—	(e)(g)
Impact SAS	France	1st Lien Term Loan	8.13%	EURIBOR (Q)	6.00%		02/2032			€2,000	2,312	(e)
KNPC Holdco, LLC		1st Lien Term Loan	9.27%	SOFR (Q)	5.50%		10/2029			2,007	2,007	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	10.52%	SOFR (Q)	6.75%		10/2029			946	946	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	9.52%	SOFR (Q)	5.75%		10/2029			7,267	7,267	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
RB Holdings Interco, LLC		1st Lien Revolving Loan	8.82%	SOFR (Q)	5.00%		05/2028		266	256	(e)(g)
RB Holdings Interco, LLC		1st Lien Term Loan	9.07%	SOFR (Q)	5.25%		05/2028		3,638	3,492	(e)(f)
Spindrift Beverage Co., Inc.		1st Lien Revolving Loan	8.67%	SOFR (Q)	5.00%		02/2032		58	58	(e)(g)
Spindrift Beverage Co., Inc.		1st Lien Term Loan	8.65%	SOFR (Q)	5.00%		02/2032		1,737	1,737	(e)(f)
Spindrift Beverage Co., Inc.		1st Lien Delay Draw Term Loan					02/2032		—	—	(e)(g)
Sugar PPC Buyer LLC		1st Lien Term Loan	8.42%	SOFR (S)	4.75%		10/2031		2,106	2,106	(e)(f)
Sugar PPC Buyer LLC		1st Lien Delay Draw Term Loan	8.42%	SOFR (S)	4.75%		10/2031		585	585	(e)(f)
Sugar PPC Buyer LLC		1st Lien Delay Draw Term Loan	8.35%	SOFR (S)	4.75%		10/2031		349	349	(e)(g)
Supplying Demand, Inc.		1st Lien Revolving Loan	7.67%	SOFR (Q)	4.00%		11/2027		469	469	(e)(g)
Watermill Express, LLC		1st Lien Revolving Loan					04/2031		—	—	(e)(g)
Watermill Express, LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		04/2031		3,346	3,346	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	8.20%	SOFR (Q)	4.50%		04/2031		421	421	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	8.17%	SOFR (Q)	4.50%		04/2031		469	469	(e)(g)
Wilbur-Ellis Holdings II LLC		1st Lien Revolving Loan	8.17%	SOFR (Q)	4.50%		06/2030		195	191	(e)(g)
										52,827		1.07%
Health Care Equipment and Services
Aerin Medical Inc.		1st Lien Term Loan	10.95% (3.88% PIK)	SOFR (Q)	7.25%		12/2030		2,379	2,355	(e)
Aerin Medical Inc.		1st Lien Delay Draw Term Loan	10.95% (3.88% PIK)	SOFR (Q)	7.25%		12/2030		387	383	(e)(g)
Agiliti Health, Inc.		1st Lien Term Loan	6.86%	SOFR (S)	3.00%		05/2030		8,310	8,060
Alcresta Therapeutics, Inc.		1st Lien Revolving Loan	9.17%	SOFR (Q)	5.50%		03/2031		16	15	(e)(g)
Alcresta Therapeutics, Inc.		1st Lien Term Loan	9.17%	SOFR (Q)	5.50%		03/2031		467	462	(e)(f)
Alcresta Therapeutics, Inc.		1st Lien Delay Draw Term Loan					03/2031		—	—	(e)(g)
Aledade, Inc.		1st Lien Revolving Loan	9.42%	SOFR (M)	5.75%		11/2028		1,639	1,623	(e)(g)
Artivion, Inc.		1st Lien Revolving Loan	7.16%	SOFR (Q)	3.50%		01/2031		168	167	(e)(g)
Artivion, Inc.		1st Lien Term Loan	8.41%	SOFR (Q)	4.75%		01/2031		2,278	2,278	(e)(f)
Artivion, Inc.		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	10.25%	SONIA (Q)	6.25%		08/2028		£3,234	4,281	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.10%	SONIA (Q)	6.25%		08/2028		£1,406	1,861	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.60%	SONIA (Q)	6.75%		02/2030			£571	757	(e)
athenahealth Group Inc.		1st Lien Revolving Loan					02/2031			—	—	(e)(g)
athenahealth Group Inc.		1st Lien Term Loan	6.42%	SOFR (M)	2.75%		02/2029			10,237	10,032
Avalign Technologies, Inc.		1st Lien Revolving Loan					12/2028			170	122	(e)(g)(i)
Avalign Technologies, Inc.		1st Lien Term Loan					12/2028			1,744	1,251	(e)(f)(i)
AX VI INV3 Holding AB	Sweden	1st Lien Term Loan	7.74%	EURIBOR (Q)	5.75%		08/2031		SEK	34,172	3,610	(e)
AX VI INV3 Holding AB	Sweden	1st Lien Delay Draw Term Loan	7.74%	EURIBOR (Q)	5.75%		08/2031		SEK	25,502	2,694	(e)(g)
AX VI INV3 Holding AB	Sweden	1st Lien Delay Draw Term Loan		CIBOR (Q)	5.75%		08/2031			€193	223	(e)(g)
Bausch + Lomb Corporation	Canada	1st Lien Term Loan	7.42%	SOFR (M)	3.75%		01/2031			10,153	10,166	(f)
Bayou Intermediate II, LLC		1st Lien Revolving Loan	8.44%	SOFR (Q)	4.75%		09/2032			67	66	(e)(g)
Bayou Intermediate II, LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		09/2032			994	984	(e)(f)
Bayou Intermediate II, LLC		1st Lien Delay Draw Term Loan	8.45%	SOFR (M)	4.75%		09/2032			150	148	(e)(g)
BrightStar Group Holdings, Inc.		1st Lien Revolving Loan					03/2032			—	—	(e)(g)
BrightStar Group Holdings, Inc.		1st Lien Term Loan	8.38%	SOFR (S)	4.75%		03/2032			3,808	3,808	(e)(f)
BVI Medical, Inc.		1st Lien Revolving Loan					03/2032			—	—	(e)(g)
BVI Medical, Inc.		1st Lien Term Loan	9.92% (5.00% PIK)	SOFR (M)	6.25%		03/2032			20,397	18,765	(e)
BVI Medical, Inc.		1st Lien Delay Draw Term Loan	9.66%	SOFR (Q)	6.00%		03/2032			644	592	(e)(g)
CHPPR Midco Inc.		1st Lien Term Loan	12.75%	SOFR (Q)	8.75%		12/2029			4,010	4,003
CMI Parent, Inc.		1st Lien Revolving Loan					01/2033			—	—	(e)(g)
CMI Parent, Inc.		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		01/2033			3,358	3,308	(e)(f)
CMI Parent, Inc.		1st Lien Delay Draw Term Loan					01/2033			—	—	(e)(g)
CNT Holdings I Corp		1st Lien Term Loan	6.17%	SOFR (Q)	2.50%		11/2032			6,921	6,913	(f)
Color Intermediate, LLC		1st Lien Term Loan	8.55%	SOFR (Q)	4.75%		10/2029			1,809	1,809	(e)(f)
Colosseum Dental Finance BV	Netherlands	1st Lien Term Loan	5.62%	EURIBOR (Q)	3.50%		03/2032			€5,995	6,920
Convey Health Solutions, Inc.		1st Lien Term Loan					07/2029			1,905	1,257	(e)(i)
Cradle Lux Bidco S.a r.l		1st Lien Term Loan	7.26%	EURIBOR (Q)	5.25%		11/2031			€1,959	2,264	(e)(f)
Cradle Lux Bidco S.a r.l		1st Lien Term Loan	8.92%	SOFR (Q)	5.25%		11/2031			721	721	(e)(f)
Cradle Lux Bidco S.a r.l		1st Lien Delay Draw Term Loan	7.26%	EURIBOR (Q)	5.25%		11/2031			728	728	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Crossco (1469) Limited	United Kingdom	1st Lien Term Loan	9.97% (0.02% PIK)	SONIA (Q)	6.25%		12/2030		£1,935	2,562	(e)
Crossco (1469) Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2030		£—	—	(e)(g)
Crown CT Parent Inc.		1st Lien Revolving Loan	9.35%	SOFR (Q)	5.50%		03/2028		512	512	(e)(g)
Crown CT Parent Inc.		1st Lien Term Loan	9.35%	SOFR (Q)	5.50%		03/2029		7,986	7,985	(e)(f)
CVP Holdco, Inc.		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
CVP Holdco, Inc.		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		06/2031		19,710	19,710	(e)(f)
CVP Holdco, Inc.		1st Lien Delay Draw Term Loan	8.42%	SOFR (M)	4.75%		06/2031		1,737	1,738	(e)(g)
Electron Bidco Inc.		1st Lien Term Loan	6.17%	SOFR (M)	2.50%		02/2033		13,795	13,769	(f)
Empower Payments Investor, LLC		1st Lien Revolving Loan					03/2030		—	—	(e)(g)
Empower Payments Investor, LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		03/2031		843	843	(e)(f)
Empower Payments Investor, LLC		1st Lien Term Loan	8.40%	SOFR (Q)	4.75%		03/2031		772	771	(e)(f)
Empower Payments Investor, LLC		1st Lien Delay Draw Term Loan	8.20%	SOFR (Q)	4.50%		03/2031		211	211	(e)(g)
Ensemble RCM LLC		1st Lien Term Loan	6.66%				02/2033		4,135	4,083
Envisage Dental UK Limited	United Kingdom	1st Lien Term Loan	8.75% (2.19% PIK)	SONIA (Q)	5.00%		04/2031		£2,592	3,431	(e)
Envisage Dental UK Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.75% (2.19% PIK)	SONIA (Q)	5.00%		04/2031		£1,858	2,459	(e)
Envisage Dental UK Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.24%	SONIA (Q)	6.50%		04/2031		£2,017	2,669	(e)(g)
Evolent Health LLC		1st Lien Revolving Loan	7.66%	SOFR (Q)	4.00%		12/2029		2	2	(e)(g)
Evolent Health LLC		1st Lien Delay Draw Term Loan	9.32%	SOFR (Q)	5.50%		12/2029		4,907	4,907	(e)
Evolent Health LLC		2nd Lien Term Loan	9.81%	SOFR (Q)	6.00%		12/2029		64	64	(e)
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	9.56%	SONIA (S)	5.50%		09/2026		£812	1,032	(e)(f)
Gainwell Acquisition Corp.		1st Lien Term Loan	7.80%	SOFR (Q)	4.00%		10/2027		14,734	14,280	(f)
Galaxy Buyer, Inc.		1st Lien Revolving Loan					01/2032		—	—	(e)(g)
Galaxy Buyer, Inc.		1st Lien Term Loan	8.40%	SOFR (Q)	4.75%		01/2033		892	883	(e)(f)
Galaxy Buyer, Inc.		1st Lien Delay Draw Term Loan					01/2033		—	—	(e)(g)
GHX Ultimate Parent Corporation		1st Lien Revolving Loan					02/2033		—	—	(e)(g)
GHX Ultimate Parent Corporation		1st Lien Term Loan	8.70% (2.50% PIK)	SOFR (Q)	5.00%		02/2033		3,441	3,373	(e)(f)
Global Medical Response, Inc.		1st Lien Term Loan	7.17%	SOFR (Q)	3.50%		10/2032		24,877	24,770
Hamilton Thorne Inc.		1st Lien Delay Draw Term Loan					11/2031		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Healthco Investment Ltd	United Kingdom	1st Lien Term Loan	9.48%	SONIA (S)	5.75%		09/2032			£642	849	(e)
Healthco Investment Ltd	United Kingdom	1st Lien Term Loan	7.87%	EURIBOR (S)	5.75%		09/2032			€2,969	3,432	(e)
Healthco Investment Ltd	United Kingdom	1st Lien Delay Draw Term Loan					09/2032			£—	—	(e)(g)
Himalaya TopCo LLC		1st Lien Revolving Loan	8.44%	SOFR (Q)	4.75%		06/2032			1,449	1,449	(e)(g)
Himalaya TopCo LLC		1st Lien Term Loan	8.70% (2.25% PIK)	SOFR (Q)	5.00%		06/2032			54,463	54,463	(e)(f)
Himalaya TopCo LLC		1st Lien Delay Draw Term Loan					06/2032			—	—	(e)(g)
Hologic Inc.		1st Lien Term Loan					01/2033			17,000	16,787	(h)
HuFriedy Group Acquisition LLC		1st Lien Revolving Loan					05/2030			—	—	(e)(g)
HuFriedy Group Acquisition LLC		1st Lien Term Loan	9.18%	SOFR (Q)	5.50%		05/2031			19,003	19,004	(e)(f)
HuFriedy Group Acquisition LLC		1st Lien Delay Draw Term Loan	9.18%	SOFR (Q)	5.50%		05/2031			4,160	4,160	(e)
HuFriedy Group Acquisition LLC		1st Lien Delay Draw Term Loan	9.18%	SOFR (Q)	5.50%		06/2031			625	625	(e)(g)
Innovative Food Supplements Ltd	United Kingdom	1st Lien Term Loan	9.54%				09/2032			£3,618	4,788	(e)
Innovative Food Supplements Ltd	United Kingdom	1st Lien Delay Draw Term Loan					09/2032			£—	—	(e)(g)
LivTech Purchaser, Inc.		1st Lien Revolving Loan					11/2031			—	—	(e)(g)
LivTech Purchaser, Inc.		1st Lien Term Loan	8.68%	SOFR (Q)	5.00%		11/2031			1,287	1,274	(e)(f)
LivTech Purchaser, Inc.		1st Lien Delay Draw Term Loan	8.68%	SOFR (Q)	5.00%		11/2031			1,185	1,173	(e)(g)
MAK-System Group Limited	United Kingdom	1st Lien Term Loan	10.63%	SOFR (S)	7.00%		02/2027			28,461	28,461	(e)(f)
Mamba Purchaser, Inc.		1st Lien Term Loan	6.42%	SOFR (M)	2.75%		10/2031			14,112	14,115	(f)
Medmark Services Inc		1st Lien Term Loan					06/2027			1,759	1,477	(e)(f)(i)
Medmark Services Inc		1st Lien Delay Draw Term Loan					06/2027			1,504	1,264	(e)(f)(i)
Medmark Services Inc		2nd Lien Term Loan					06/2028			9,139	548	(e)(i)
Medmark Services Inc		2nd Lien Delay Draw Term Loan					06/2028			4,897	294	(e)(i)
Network Bidco B.V.	Netherlands	1st Lien Term Loan	7.13%	EURIBOR (Q)	5.00%		05/2031			€5,778	6,678	(e)(f)
Network Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.13%	EURIBOR (Q)	5.00%		05/2031			€7,241	8,370	(e)
Next Holdco, LLC		1st Lien Revolving Loan					11/2029			—	—	(e)(g)
Next Holdco, LLC		1st Lien Term Loan	8.89%	SOFR (Q)	5.25%		11/2030			976	976	(e)(f)
NextCare, Inc.		2nd Lien Term Loan	10.90% (7.90% PIK)	SOFR (Q)	6.75%		06/2026			8,067	8,067	(e)
NMN Holdings III Corp.		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		07/2031			276	276	(e)(f)
NMN Holdings III Corp.		1st Lien Term Loan	7.28%	CORRA (M)	5.00%		07/2031		CAD	711	511	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Premise Health Holding Corp.		1st Lien Revolving Loan					11/2031			—	—	(e)(g)
Premise Health Holding Corp.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		11/2032			5,074	5,074	(e)(f)
Premise Health Holding Corp.		1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		11/2032			338	338	(e)(g)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	9.63%	EURIBOR (Q)	7.50%		06/2027			€2,200	2,543	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.63%	EURIBOR (Q)	7.50%		06/2027			€1,654	1,912	(e)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.88%	EURIBOR (Q)	7.75%		06/2027			€4,136	4,781	(e)
Project Alliance Buyer, LLC		1st Lien Revolving Loan					08/2031			—	—	(e)(g)
Project Alliance Buyer, LLC		1st Lien Term Loan	8.67%	SOFR (Q)	5.00%		08/2031			209	209	(e)(f)
Project Ruby Ultimate Parent Corp.		1st Lien Term Loan	6.53%	SOFR (M)	2.75%		03/2028			12,676	12,605
Radnet Management, Inc.		1st Lien Term Loan					04/2031			2,375	2,377	(f)
Raven Acquisition Holdings, LLC		1st Lien Revolving Loan					11/2029			—	—	(e)(g)
Raven Acquisition Holdings, LLC		1st Lien Term Loan	6.67%	SOFR (M)	3.00%		11/2031			8,921	8,741
Raven Acquisition Holdings, LLC		1st Lien Delay Draw Term Loan					11/2031			—	—	(g)
Resonetics, LLC		1st Lien Term Loan	6.42%	SOFR (Q)	2.75%		06/2031			4,906	4,880	(f)
Revival Animal Health, LLC		1st Lien Revolving Loan	9.70%	SOFR (Q)	6.00%		01/2028			307	288	(e)(g)
Revival Animal Health, LLC		1st Lien Term Loan	9.69%	SOFR (Q)	6.00%		01/2028			3,520	3,309	(e)(f)
Revival Animal Health, LLC		1st Lien Delay Draw Term Loan	9.69%	SOFR (Q)	6.00%		01/2028			1,460	1,373	(e)(g)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	10.35%	SONIA (Q)	6.50%		12/2028			£2,943	3,895	(e)(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.36%	SONIA (Q)	6.50%		12/2028			£1,698	2,247	(e)
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.12% (10.50% PIK)	SONIA (Q)	8.25%		12/2028			£214	283	(e)(g)
Scooby Bidco Limited	United Kingdom	1st Lien Term Loan	14.00%	SONIA (S)	10.15%		09/2032			£1,915	2,535	(e)
Signant Finance One Limited		1st Lien Revolving Loan					10/2031			—	—	(e)(g)
Signant Finance One Limited		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		10/2031			308	305	(e)(f)
Signant Finance One Limited		1st Lien Delay Draw Term Loan					10/2031			—	—	(e)(g)
Silver Bidco GmbH	Germany	1st Lien Delay Draw Term Loan	7.38%	EURIBOR (Q)	5.25%		06/2031			€605	686	(e)(g)
Spruce Bidco II Inc.		1st Lien Revolving Loan	8.37%	SOFR (S)	4.75%		01/2032			2,590	2,590	(e)(g)
Spruce Bidco II Inc.		1st Lien Term Loan	8.45%	SOFR (S)	4.75%		01/2032			45,877	45,878	(e)(f)
Spruce Bidco II Inc.		1st Lien Term Loan	7.00%	CORRA (Q)	4.75%		01/2032		CAD	9,294	6,681	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Spruce Bidco II Inc.		1st Lien Term Loan	5.75%				01/2032		¥993,805	6,262	(e)
Surescripts, LLC		1st Lien Revolving Loan					11/2031		—	—	(e)(g)
Surescripts, LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		11/2031		4,798	4,798	(e)(f)
Symplr Software Inc.		1st Lien Revolving Loan	7.42%	SOFR (Q)	3.75%		12/2027		1	—	(e)(g)
Symplr Software Inc.		1st Lien Term Loan	8.27%	SOFR (Q)	4.50%		12/2027		3,550	2,485	(f)
Symplr Software Inc.		1st Lien Term Loan	9.02%	SOFR (Q)	5.25%		12/2027		1,819	1,309	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	11.64%	SOFR (Q)	7.88%		12/2028		15,626	11,251	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	13.77% (4.00% PIK)	SOFR (Q)	10.00%		12/2028		5,911	4,434	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	8.88%	EURIBOR (Q)	6.75%		02/2028		€643	743	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	8.88%	EURIBOR (Q)	6.75%		02/2028		€3,012	3,481	(e)(g)
Team Health Holdings, Inc.		1st Lien Term Loan	8.17%	SOFR (S)	4.50%		06/2028		12,406	12,344
Therapy Brands Holdings LLC		2nd Lien Term Loan	10.68%	SOFR (Q)	6.75%		05/2029		4,334	3,381	(e)(f)
U.S. Urology Partners, LLC		1st Lien Revolving Loan					04/2032		—	—	(e)(g)
U.S. Urology Partners, LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		04/2032		1,497	1,497	(e)(f)
U.S. Urology Partners, LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		04/2032		542	542	(e)(f)
U.S. Urology Partners, LLC		1st Lien Delay Draw Term Loan	8.20%	SOFR (Q)	4.50%		04/2032		359	359	(e)
United Digestive MSO Parent, LLC		1st Lien Revolving Loan					03/2029		—	—	(e)(g)
United Digestive MSO Parent, LLC		1st Lien Term Loan	9.44%	SOFR (Q)	5.75%		03/2029		3,074	3,074	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Delay Draw Term Loan	9.44%	SOFR (Q)	5.75%		03/2029		829	829	(e)
United Digestive MSO Parent, LLC		1st Lien Delay Draw Term Loan	9.40%	SOFR (Q)	5.75%		03/2029		571	572	(e)(g)
Vetopia ApS	Denmark	1st Lien Delay Draw Term Loan	7.00% (2.45% PIK)	EURIBOR (S)	4.50%		01/2029		€281	325	(e)(g)
VetPartners Group Limited	United Kingdom	1st Lien Term Loan	9.78% (1.90% PIK)	SONIA (S)	5.78%		09/2032		£20,947	27,725	(e)
VetPartners Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.23%	SONIA (S)	5.50%		09/2032		£804	1,065	(e)(g)
VPP Intermediate Holdings, LLC		1st Lien Revolving Loan					12/2027		—	—	(e)(g)
VPP Intermediate Holdings, LLC		1st Lien Term Loan	9.52%	SOFR (M)	5.75%		12/2027		1,514	1,514	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	9.47%	SOFR (M)	5.75%		12/2027		3,333	3,332	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	8.92%	SOFR (M)	5.25%		12/2027		1,003	1,003	(e)(g)
Waystar Technologies, Inc.		1st Lien Term Loan	5.67%	SOFR (M)	2.00%		10/2029		4,673	4,656	(e)(f)
Witherslack Bidco Limited	United Kingdom	1st Lien Term Loan	10.53%	SONIA (Q)	6.67%		08/2028		£5,702	7,547	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.53% (2.00% PIK)	SONIA (Q)	6.67%		08/2028			£7,280	9,636	(e)(g)
WSHP FC Acquisition LLC		1st Lien Revolving Loan					03/2028			—	—	(e)(g)
WSHP FC Acquisition LLC		1st Lien Term Loan	12.00% PIK				03/2030			6,878	5,777	(e)(f)
WSHP FC Acquisition LLC		1st Lien Term Loan	11.70% (5.00% PIK)	SOFR (Q)	8.00%		04/2030			21,779	21,779	(e)(f)
ZocDoc, Inc.		1st Lien Term Loan	8.91%	SOFR (Q)	5.25%		07/2030			2,394	2,393	(e)(f)
ZocDoc, Inc.		1st Lien Term Loan	7.16%	SOFR (Q)	3.50%		07/2030			1	1	(e)
ZocDoc, Inc.		1st Lien Delay Draw Term Loan	8.91%	SOFR (Q)	5.25%		07/2030			61	61	(e)(g)
											649,426		13.15%
Household and Personal Products
Beacon Wellness Brands, Inc.		1st Lien Revolving Loan					12/2027			—	—	(e)(g)
Beacon Wellness Brands, Inc.		1st Lien Term Loan	12.77% (1.25% PIK)	SOFR (M)	9.00%		12/2027			1,529	1,453	(e)(f)
Foundation Consumer Brands, LLC		1st Lien Revolving Loan					02/2029			—	—	(e)(g)
Foundation Consumer Brands, LLC		1st Lien Term Loan	8.80%	SOFR (Q)	5.00%		02/2029			13,429	13,429	(e)(f)
pH Beauty Holdings III, Inc.		1st Lien Revolving Loan					09/2027			—	—	(e)(g)
pH Beauty Holdings III, Inc.		1st Lien Term Loan	8.65%	SOFR (Q)	5.00%		09/2027			1,740	1,740	(e)(f)
Premier Specialties, Inc.		1st Lien Revolving Loan	10.77%	SOFR (M)	7.00%		08/2027			385	347	(e)(g)
Premier Specialties, Inc.		1st Lien Term Loan	10.77%	SOFR (M)	7.00%		08/2027			3,083	2,775	(e)(f)
Silk Holdings III LLC		1st Lien Revolving Loan					12/2032			—	—	(e)(g)
Silk Holdings III LLC		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		12/2032			11,465	11,350	(e)(f)
TCI Buyer LLC		1st Lien Revolving Loan					11/2030			—	—	(e)(g)
TCI Buyer LLC		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		11/2030			12,256	12,256	(e)(f)
TCI Buyer LLC		1st Lien Delay Draw Term Loan	8.42%	SOFR (M)	4.75%		11/2030			624	624	(e)(g)
WU Holdco, Inc.		1st Lien Revolving Loan	8.45%	SOFR (Q)	4.75%		04/2032			28	28	(e)(g)
WU Holdco, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		04/2032			1,460	1,460	(e)(f)
WU Holdco, Inc.		1st Lien Delay Draw Term Loan					04/2032			—	—	(e)(g)
											45,462		0.92%
Insurance
15484880 Canada Inc.	Canada	1st Lien Revolving Loan					04/2031		CAD	—	—	(e)(g)
15484880 Canada Inc.	Canada	1st Lien Term Loan	7.83%	CORRA (Q)	5.25%		04/2031		CAD	4,311	3,099	(e)(f)
15484880 Canada Inc.	Canada	1st Lien Delay Draw Term Loan	7.83%	CORRA (M)	5.25%		04/2031		CAD	929	668	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Alfred AcquiCo B.V.	Netherlands	1st Lien Term Loan	7.70%	EURIBOR (B)	5.75%		09/2029			€1,719	1,987	(e)(f)
AQ Sunshine, Inc.		1st Lien Revolving Loan	8.70%	SOFR (Q)	5.00%		07/2030			529	529	(e)(g)
AQ Sunshine, Inc.		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		07/2031			14,566	14,566	(e)(f)
AQ Sunshine, Inc.		1st Lien Delay Draw Term Loan	8.70%	SOFR (Q)	5.00%		07/2031			5,496	5,496	(e)(g)
Ardonagh Midco 3 Limited	Australia	1st Lien Term Loan	6.37%	SOFR (S)	2.75%		02/2031			27,679	27,004
Bellwether Buyer, L.L.C.		1st Lien Revolving Loan	8.18%	SOFR (M)	4.50%		04/2032			118	118	(e)(g)
Bellwether Buyer, L.L.C.		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		04/2032			2,097	2,097	(e)(f)
Bellwether Buyer, L.L.C.		1st Lien Delay Draw Term Loan					04/2032			—	—	(e)(g)
Broadstreet Partners Group, LLC		1st Lien Term Loan	6.17%	SOFR (M)	2.50%		06/2031			9,741	9,489	(f)
Captive Resources Midco, LLC		1st Lien Revolving Loan					07/2028			—	—	(e)(g)
Captive Resources Midco, LLC		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		07/2029			2,353	2,353	(e)(f)
CFCo, LLC		1st Lien Term Loan					09/2038			3,231	—	(e)(i)
Daylight Beta Parent LLC		1st Lien Term Loan					09/2033			2,330	192	(e)(i)
Diamond Mezzanine 24 LLC		1st Lien Revolving Loan	8.17%	SOFR (Q)	4.50%		10/2030			321	321	(e)(g)
Diamond Mezzanine 24 LLC		1st Lien Term Loan	8.17%	SOFR (Q)	4.50%		10/2030			6,034	6,034	(e)(f)
DOXA Insurance Holdings LLC		1st Lien Revolving Loan	8.20%	SOFR (Q)	4.50%		12/2029			60	60	(e)(g)
DOXA Insurance Holdings LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		12/2030			1,317	1,317	(e)(f)
DOXA Insurance Holdings LLC		1st Lien Delay Draw Term Loan	8.19%	SOFR (Q)	4.50%		12/2030			2,744	2,744	(e)(g)
Europa Bidco Limited	United Kingdom	1st Lien Term Loan	9.47%	SONIA (S)	5.50%		10/2032			£12,650	16,744	(e)
Europa Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.25%	SONIA (Q)	5.50%		10/2032			£258	342	(e)(g)
Forza Insurance Holdings, LLC		1st Lien Term Loan	9.45%	SOFR (Q)	5.75%		02/2030			5,516	5,516	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Revolving Loan	8.45%	SOFR (Q)	4.75%		10/2029			721	721	(e)(g)
Foundation Risk Partners, Corp.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		10/2030			18,664	18,664	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		10/2030			21,598	21,598	(e)(f)
Galway Borrower LLC		1st Lien Revolving Loan	8.20%	SOFR (Q)	4.50%		09/2028			643	637	(e)(g)
Galway Borrower LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		09/2028			15,429	15,275	(e)(f)
Galway Borrower LLC		1st Lien Delay Draw Term Loan	8.20%	SOFR (Q)	4.50%		09/2028			771	763	(e)(g)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Revolving Loan					03/2031		CAD	—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Term Loan	7.31%	CORRA (Q)	5.00%		03/2031		CAD	641	461	(e)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Delay Draw Term Loan	7.30%	CDOR (Q)	5.00%		03/2031		CAD	53	38	(e)(g)
HIG Finance 2 Limited	United Kingdom	1st Lien Term Loan	6.42%	SOFR (M)	2.75%		02/2031			3,451	3,338
HIG OPERATIONS HOLDINGS, INC.		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		06/2031			1,041	1,041	(e)
HIG OPERATIONS HOLDINGS, INC.		1st Lien Delay Draw Term Loan					06/2031			—	—	(e)(g)
High Street Buyer, Inc.		1st Lien Revolving Loan					04/2027			—	—	(e)(g)
High Street Buyer, Inc.		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		04/2028			4,579	4,579	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	8.20%	SOFR (Q)	4.50%		04/2028			30,563	30,563	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	8.20%	SOFR (Q)	4.50%		04/2028			86	86	(e)(g)
Inszone Mid, LLC		1st Lien Revolving Loan					11/2029			—	—	(e)(g)
Inszone Mid, LLC		1st Lien Term Loan	8.95%	SOFR (Q)	5.25%		11/2029			2,022	2,022	(e)
Inszone Mid, LLC		1st Lien Delay Draw Term Loan	8.95%	SOFR (Q)	5.25%		11/2029			11,418	11,418	(e)
Inszone Mid, LLC		1st Lien Delay Draw Term Loan		SOFR (Q)	4.50%		11/2029			65	65	(e)(g)
King Risk Partners, LLC		1st Lien Revolving Loan					04/2031			—	—	(e)(g)
King Risk Partners, LLC		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		04/2031			1,194	1,194	(e)(f)
King Risk Partners, LLC		1st Lien Delay Draw Term Loan	8.17%	SOFR (M)	4.50%		04/2031			762	762	(e)(g)
Knight AcquireCo, LLC		1st Lien Term Loan	8.16%	SOFR (Q)	4.50%		11/2032			2,078	2,058	(e)(f)
Knight AcquireCo, LLC		1st Lien Delay Draw Term Loan					11/2032			—	—	(e)(g)
Koala Investment Holdings, Inc.		1st Lien Revolving Loan					08/2032			—	—	(e)(g)
Koala Investment Holdings, Inc.		1st Lien Term Loan	7.95%	SOFR (Q)	4.25%		08/2032			938	919	(e)(f)
Koala Investment Holdings, Inc.		1st Lien Delay Draw Term Loan					08/2032			—	—	(e)(g)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan					06/2026			£1,477	1,722	(e)(f)(i)
Maximus BidCo AB	Sweden	1st Lien Term Loan	7.28%	STIBOR (Q)	5.31%		04/2032		SEK	154,830	16,355	(e)
Maximus BidCo AB	Sweden	1st Lien Delay Draw Term Loan	5.37%				04/2032		SEK	9,792	1,035	(e)(g)
Oakbridge Insurance Agency LLC		1st Lien Revolving Loan	8.42%	SOFR (M)	4.75%		11/2029			26	26	(e)(g)
Oakbridge Insurance Agency LLC		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		11/2029			1,264	1,264	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Oakbridge Insurance Agency LLC		1st Lien Delay Draw Term Loan	8.42%	SOFR (M)	4.75%		11/2029			611	610	(e)
Oakbridge Insurance Agency LLC		1st Lien Delay Draw Term Loan	8.67%	SOFR (M)	5.00%		11/2029			500	500	(e)(g)
Optio Group Limited	United Kingdom	1st Lien Term Loan	10.48%	SONIA (S)	6.75%		03/2032			£254	337	(e)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.15%	SOFR (S)	6.50%		03/2032			£1,238	1,638	(e)(g)(h)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.91%	EURIBOR (Q)	6.75%		03/2032			£198	261	(e)
Patriot Growth Insurance Services, LLC		1st Lien Revolving Loan					10/2028			—	—	(e)(g)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	8.85%	SOFR (Q)	5.00%		10/2028			1,734	1,716	(e)(f)
People Corporation	Canada	1st Lien Revolving Loan	7.57%	CORRA (Q)	5.00%		02/2031		CAD	1,205	866	(e)(g)
People Corporation	Canada	1st Lien Term Loan	7.57%	CORRA (Q)	5.00%		02/2031		CAD	8,584	6,171	(e)(f)
People Corporation	Canada	1st Lien Delay Draw Term Loan	7.58%	CORRA (Q)	5.00%		02/2028		CAD	4,620	3,321	(e)(g)
People Corporation	Canada	1st Lien Delay Draw Term Loan	7.57%	CORRA (Q)	5.00%		02/2031		CAD	13,855	9,960	(e)(f)(g)
People Corporation	Canada	1st Lien Delay Draw Term Loan	7.59%	CORRA (Y)	5.00%		02/2031		CAD	369	265	(e)(g)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	9.98%	SONIA (S)	6.25%		11/2029			£27,960	37,008	(e)(f)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	9.98%	SONIA (S)	6.25%		11/2029			£8,917	11,802	(e)
Roman New Bidco Limited	United Kingdom	1st Lien Term Loan	9.65%	SONIA (S)	5.92%		12/2028			£994	1,316	(e)
Roman New Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.65%	SONIA (S)	5.92%		12/2028			£124	164	(e)(g)
Sabseg Group, S.L.	Spain	1st Lien Term Loan	8.56%	EURIBOR (Q)	6.43%		04/2029			€2,736	3,162	(e)(f)
Sabseg Group, S.L.	Spain	1st Lien Delay Draw Term Loan	8.56%	EURIBOR (Q)	6.43%		04/2029			€17,188	19,867	(e)
Sabseg Group, S.L.	Spain	1st Lien Delay Draw Term Loan	8.64%	EURIBOR (Q)	6.50%		04/2029			€57	66	(e)(g)
SageSure Holdings, LLC		1st Lien Term Loan	8.53%	SOFR (M)	4.75%		01/2030			27,909	27,908	(e)(f)
SageSure Holdings, LLC		1st Lien Delay Draw Term Loan	8.53%	SOFR (M)	4.75%		01/2030			8,631	8,631	(e)(f)
SageSure Holdings, LLC		1st Lien Delay Draw Term Loan	8.53%	SOFR (M)	4.75%		01/2030			7,461	7,461	(e)(g)
SG Acquisition, Inc.		1st Lien Revolving Loan					04/2030			—	—	(e)(g)
SG Acquisition, Inc.		1st Lien Term Loan	8.40%	SOFR (Q)	4.75%		04/2030			5,264	5,264	(e)(f)
SIG Parent Holdings, LLC		1st Lien Revolving Loan					08/2031			—	—	(e)(g)
SIG Parent Holdings, LLC		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		08/2031			3,734	3,734	(e)(f)
SIG Parent Holdings, LLC		1st Lien Delay Draw Term Loan	8.42%	SOFR (M)	4.75%		08/2031			1,192	1,192	(e)(g)
Spitfire Bidco Limited	United Kingdom	1st Lien Term Loan	10.66%	SOFR (S)	7.00%		09/2029			15,341	15,341	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Spitfire Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.89%	SOFR (S)	7.25%		09/2029		£6,736	8,915	(e)
Truist Insurance Holdings, LLC		1st Lien Revolving Loan	6.93%	SOFR (Q)	3.25%		05/2029		317	311	(e)(g)
Truist Insurance Holdings, LLC		1st Lien Term Loan	6.45%	SOFR (Q)	2.75%		05/2031		138	136
USI, Inc.		1st Lien Term Loan	5.94%	SOFR (Q)	2.25%		11/2029		2,699	2,691	(f)
USI, Inc.		1st Lien Term Loan	5.92%	SOFR (Q)	2.25%		09/2030		4,827	4,809	(f)
World Insurance Associates, LLC		1st Lien Revolving Loan					04/2030		—	—	(e)(g)
World Insurance Associates, LLC		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		04/2030		1,837	1,819	(e)
World Insurance Associates, LLC		1st Lien Delay Draw Term Loan	8.70%	SOFR (Q)	5.00%		04/2030		436	432	(e)(g)
										424,954		8.60%
Materials
Adonis Acquisition Holdings LLC		1st Lien Revolving Loan	8.77%	SOFR (Q)	5.00%		08/2028		1	1	(e)(g)
Adonis Acquisition Holdings LLC		1st Lien Term Loan	9.30% PIK	SOFR (Q)	5.50%		02/2030		2,954	2,954	(e)
Adonis Acquisition Holdings LLC		1st Lien Delay Draw Term Loan	11.25% PIK	PRIME (Q)	4.50%		02/2030		1,057	1,057	(e)
Adonis Acquisition Holdings LLC		1st Lien Delay Draw Term Loan	9.30% PIK	SOFR (Q)	5.50%		02/2030		571	571	(e)(g)
AP Adhesives Holdings, LLC		1st Lien Revolving Loan					04/2031		—	—	(e)(g)
AP Adhesives Holdings, LLC		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		04/2032		3,611	3,575	(e)(f)
AP Adhesives Holdings, LLC		1st Lien Delay Draw Term Loan					04/2032		—	—	(e)(g)
Aruba Investments, Inc.		2nd Lien Term Loan	11.52%	SOFR (M)	7.75%		11/2028		4,038	3,619
ASP-r-pac Acquisition Co LLC		1st Lien Revolving Loan	9.78%	SOFR (M)	6.00%		12/2027		789	765	(e)(g)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	9.93%	SOFR (Q)	6.00%		12/2027		6,462	6,268	(e)(f)
Bulab Holdings, Inc.		1st Lien Revolving Loan					07/2032		—	—	(e)(g)
Bulab Holdings, Inc.		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		07/2032		20,866	20,866	(e)(f)
Bulab Holdings, Inc.		1st Lien Term Loan	6.64%	EURIBOR (B)	4.75%		07/2032		€3,617	4,181	(e)(f)
Bulab Holdings, Inc.		1st Lien Delay Draw Term Loan					07/2032		—	—	(e)(g)
BW Holding, Inc.		1st Lien Term Loan	10.14%	SOFR (Q)	6.50%		12/2030		1,725	1,706
BW Holding, Inc.		1st Lien Term Loan	8.29%	SOFR (Q)	4.50%		12/2030		6,887	3,330
Flexsys Cayman Holdings, LP		1st Lien Term Loan	9.92%	SOFR (M)	6.25%		08/2029		3,931	2,113
Flexsys Cayman Holdings, LP		1st Lien Term Loan	9.17%	SOFR (M)	5.25%		08/2029		8,703	529
Meyer Laboratory, LLC		1st Lien Revolving Loan	10.45% (3.75% PIK)	SOFR (Q)	6.75%		02/2030		45	43	(e)(g)
Meyer Laboratory, LLC		1st Lien Term Loan	10.45% (3.75% PIK)	SOFR (Q)	6.75%		02/2030		667	634	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Meyer Laboratory, LLC		1st Lien Delay Draw Term Loan	10.45% (3.75% PIK)	SOFR (Q)	6.75%		02/2030		119	113	(e)
NCP-MSI Buyer, Inc.		1st Lien Revolving Loan	7.45%	SOFR (Q)	3.75%		03/2031		739	739	(e)(g)
NCP-MSI Buyer, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		03/2031		3,852	3,853	(e)(f)
NCP-MSI Buyer, Inc.		1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		03/2031		1,153	1,153	(e)(g)
Nelipak Holding Company		1st Lien Revolving Loan	9.18%	SOFR (M)	5.50%		03/2031		87	86	(e)(g)
Nelipak Holding Company		1st Lien Term Loan	9.20%	SOFR (Q)	5.50%		03/2031		1,165	1,154	(e)(f)
Nelipak Holding Company		1st Lien Term Loan	7.63%	EURIBOR (Q)	5.50%		03/2031		€1,862	2,131	(e)(f)
Nelipak Holding Company		1st Lien Delay Draw Term Loan	9.20%	SOFR (Q)	5.50%		03/2031		235	233	(e)(g)
Novipax Buyer, L.L.C.		1st Lien Term Loan	12.02% (1.00% PIK)	SOFR (M)	8.25%		12/2026		4,323	4,323	(e)(f)
Plaskolite PPC Intermediate II LLC		1st Lien Revolving Loan	10.65%	SOFR (Q)	7.00%		02/2030		658	625	(e)(g)
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	11.64% (4.00% PIK)	SOFR (Q)	8.00%		05/2030		35,108	33,353	(e)(f)
Precision Concepts Parent Inc.		1st Lien Revolving Loan	8.42%	SOFR (Q)	4.75%		08/2032		41	40	(e)(g)
Precision Concepts Parent Inc.		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		08/2032		914	905	(e)(f)
Precision Concepts Parent Inc.		1st Lien Delay Draw Term Loan	8.42%	SOFR (Q)	4.75%		08/2032		243	241	(e)
Pregis TopCo LLC		1st Lien Term Loan	7.67%	SOFR (M)	4.00%		02/2029		6,340	6,327	(f)
Pretium PKG Holdings, Inc.		1st Lien Term Loan	8.92%	SOFR (Q)	5.25%		03/2031		2,574	2,559
Pretium PKG Holdings, Inc.		1st Lien Term Loan	9.42%	SOFR (Q)	5.75%		03/2032		2,497	2,091
Reagent Chemical & Research, LLC		1st Lien Revolving Loan					04/2030		—	—	(e)(g)
Reagent Chemical & Research, LLC		1st Lien Term Loan	8.92%	SOFR (M)	5.25%		04/2031		2,531	2,531	(e)(f)
Sterilex LLC		1st Lien Revolving Loan	7.44%	SOFR (Q)	3.75%		09/2030		1	—	(e)(g)
Sterilex LLC		1st Lien Term Loan	8.94%	SOFR (Q)	5.25%		09/2030		219	219	(e)(f)
Sterilex LLC		1st Lien Delay Draw Term Loan					09/2030		—	—	(e)(g)
Trident TPI Holdings, Inc.		1st Lien Term Loan	7.45%	SOFR (Q)	3.75%		09/2028		10,399	9,832	(f)
										124,720		2.52%
Pharmaceuticals, Biotechnology and Life Sciences
1261229 B.C. Ltd.	Canada	1st Lien Term Loan	9.92%	SOFR (M)	6.25%		10/2030		33,275	32,064
Alcami Corporation		1st Lien Revolving Loan	10.78%	SOFR (M)	7.00%		12/2028		9	8	(e)(g)
Alcami Corporation		1st Lien Term Loan	10.82%	SOFR (Q)	7.00%		12/2028		199	199	(e)
Alcami Corporation		1st Lien Delay Draw Term Loan	10.82%	SOFR (M)	7.00%		12/2028		15	15	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Artemis BidCo 2 LLC		1st Lien Revolving Loan	7.45%	SOFR (Q)	3.75%		10/2031			1	1	(e)(g)
Artemis BidCo 2 LLC		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		10/2031			697	690	(e)(f)
Artemis BidCo 2 LLC		1st Lien Delay Draw Term Loan					10/2031			—	—	(e)(g)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Term Loan	10.25% (2.00% PIK)	SONIA (Q)	6.40%		09/2028			£7,777	10,294	(e)(f)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Delay Draw Term Loan	10.25% (2.00% PIK)	SONIA (Q)	6.40%		09/2028			£1,523	2,016	(e)(g)
Avia Pharma AB	Sweden	1st Lien Term Loan					02/2033		SEK	9,807	1,036	(e)
Avia Pharma AB	Sweden	1st Lien Delay Draw Term Loan					02/2033		SEK	3,120	330	(e)(g)(h)
Bamboo US BidCo LLC		1st Lien Revolving Loan					10/2029			—	—	(e)(g)
Bamboo US BidCo LLC		1st Lien Term Loan	8.67%	SOFR (Q)	5.00%		09/2030			2,635	2,635	(e)
Bamboo US BidCo LLC		1st Lien Term Loan	7.03%	EURIBOR (Q)	5.00%		09/2030			€2,110	2,439	(e)
Bamboo US BidCo LLC		1st Lien Delay Draw Term Loan	8.67%	SOFR (Q)	5.00%		09/2030			977	977	(e)
Bamboo US BidCo LLC		1st Lien Delay Draw Term Loan	8.67%	SOFR (M)	5.00%		09/2030			1,385	1,385	(e)
Cambrex Corporation		1st Lien Revolving Loan	8.17%	SOFR (M)	4.50%		03/2032			1,346	1,346	(e)(g)
Cambrex Corporation		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		03/2032			36,362	36,362	(e)(f)
Cambrex Corporation		1st Lien Delay Draw Term Loan	8.17%	SOFR (M)	4.50%		03/2032			5,454	5,454	(e)
Cobalt Buyer Sub, Inc.		1st Lien Revolving Loan	9.42%	SOFR (Q)	5.75%		10/2027			896	815	(e)(g)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	9.42%	SOFR (Q)	5.75%		10/2028			10,637	9,680	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Delay Draw Term Loan	9.42%	SOFR (Q)	5.75%		10/2028			2,385	2,170	(e)(f)
CoreRx, Inc.		1st Lien Revolving Loan	7.70%	SOFR (Q)	4.00%		12/2030			1	1	(e)(g)
CoreRx, Inc.		1st Lien Term Loan	10.95%	SOFR (Q)	7.25%		12/2030			350	342	(e)(f)
Creek Parent, Inc.		1st Lien Revolving Loan					12/2031			—	—	(e)(g)
Creek Parent, Inc.		1st Lien Term Loan	8.67%	SOFR (M)	5.00%		12/2031			41,708	41,708	(e)(f)
Echo Senior Finco, LLC	United Kingdom	1st Lien Revolving Loan					05/2026			—	—	(e)(g)(h)
Echo Senior Finco, LLC	United Kingdom	1st Lien Term Loan	9.20%	SOFR (Q)	5.50%		12/2030			2,902	2,902	(e)
Echo Senior Finco, LLC	United Kingdom	1st Lien Delay Draw Term Loan					12/2030			—	—	(e)(g)
Gula Buyer Inc.		1st Lien Term Loan	8.18%	SOFR (M)	4.50%		10/2031			7,904	7,904	(e)(f)
MASCO GROUP S.P.A.	Italy	1st Lien Delay Draw Term Loan					10/2031			€—	—	(e)(g)
Moderna, Inc.		1st Lien Term Loan	9.20%	SOFR (Q)	5.50%		11/2030			32,351	32,027	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Moderna, Inc.		1st Lien Delay Draw Term Loan					11/2030			—	—	(e)(g)
NAMSA Holdco, LLC		1st Lien Revolving Loan	6.92%	SOFR (Q)	3.25%		03/2033			1	—	(e)(g)
NAMSA Holdco, LLC		1st Lien Term Loan	8.38%	SOFR (Q)	4.75%		03/2033			7,166	7,094	(e)(f)
NAMSA Holdco, LLC		1st Lien Delay Draw Term Loan					03/2033			—	—	(e)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	10.31%	SOFR (Q)	6.50%		10/2028			181	171	(e)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	10.30% (1.50% PIK)	SOFR (Q)	6.50%		10/2028			2,081	1,977	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delay Draw Term Loan	10.30% (1.50% PIK)	SOFR (Q)	6.50%		10/2028			586	557	(e)(f)
Solar Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.63%	EURIBOR (Q)	6.50%		11/2029			£2,850	3,772	(e)
Solar Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.63%	EURIBOR (Q)	6.50%		11/2029			£294	389	(e)(g)
Verista, Inc.		1st Lien Revolving Loan	9.79%	SOFR (M)	6.00%		02/2027			267	232	(e)(g)
Verista, Inc.		1st Lien Term Loan	10.79% (1.00% PIK)	SOFR (M)	7.00%		02/2027			8,389	7,299	(e)(f)
Verista, Inc.		1st Lien Delay Draw Term Loan	10.79% (1.00% PIK)	SOFR (M)	7.00%		02/2027			1,808	1,573	(e)(f)
											217,864		4.41%
Real Estate Management and Development
285 Mezz LLC		1st Lien Delay Draw Term Loan					12/2025			4,972	2,825	(e)(i)
285 Schermerhorn LLC		1st Lien Delay Draw Term Loan					12/2026			12,082	7,106	(e)(g)(i)
C Block Development LLC		1st Lien Delay Draw Term Loan					02/2029			—	—	(e)(g)
Odevo AB	Sweden	1st Lien Term Loan	7.36%	EURIBOR (S)	5.25%		12/2030			€3,328	3,846	(e)
Odevo AB	Sweden	1st Lien Term Loan	9.01%	SONIA (S)	5.25%		12/2030			£9,498	12,571	(e)
Odevo AB	Sweden	1st Lien Term Loan	7.21%	STIBOR (S)	5.25%		12/2030		SEK	78,160	8,256	(e)(f)
Odevo AB	Sweden	1st Lien Term Loan	8.96%	SOFR (S)	5.25%		12/2030			8,731	8,732	(e)
Odevo AB	Sweden	1st Lien Delay Draw Term Loan	8.49%	SONIA (M)	4.75%		12/2030			€20	23	(e)(g)
Oiva Isannointi Group Oy	Finland	1st Lien Term Loan	8.00%	EURIBOR (Q)	6.00%		08/2031			€272	315	(e)
Oiva Isannointi Group Oy	Finland	1st Lien Delay Draw Term Loan		EURIBOR (Q)	6.00%		08/2031			€5	5	(e)(g)
											43,679		0.88%
Software and Services
Abingdon Global Acquisitions Limited	United Kingdom	1st Lien Term Loan	8.15%	EURIBOR (S)	6.00%		12/2031			209	209	(e)
Abingdon Global Acquisitions Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2031			—	—	(e)(g)
Access CIG, LLC		1st Lien Term Loan	7.70%	SOFR (Q)	4.00%		08/2030			13,849	12,458	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
ACP Avenu Buyer, LLC		1st Lien Revolving Loan					10/2029		—	—	(e)(g)
ACP Avenu Buyer, LLC		1st Lien Term Loan	8.66%	SOFR (Q)	5.00%		10/2029		8,482	8,482	(e)(f)
ACP Avenu Buyer, LLC		1st Lien Delay Draw Term Loan					10/2029		—	—	(e)(g)
Acta GroupCo B.V.	Netherlands	1st Lien Delay Draw Term Loan					12/2032		€—	—	(e)(g)
ACTFY Buyer, Inc.		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
ACTFY Buyer, Inc.		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		05/2031		1,487	1,487	(e)(f)
ACTFY Buyer, Inc.		1st Lien Delay Draw Term Loan	8.42%	SOFR (M)	4.75%		05/2031		162	163	(e)(g)
Activate holdings (US) Corp.		1st Lien Revolving Loan					07/2029		—	—	(e)(g)
Activate holdings (US) Corp.		1st Lien Term Loan	8.95%	SOFR (Q)	5.25%		07/2030		13,138	13,138	(e)(f)
Adonis Bidco, Inc.		1st Lien Revolving Loan					11/2031		—	—	(e)(g)
Adonis Bidco, Inc.		1st Lien Term Loan	9.45% (2.88% PIK)	SOFR (Q)	5.75%		02/2032		51,806	50,770	(e)(f)
Adonis Bidco, Inc.		1st Lien Delay Draw Term Loan	9.20%	SOFR (Q)	5.50%		02/2032		2,413	2,365	(e)(g)
AI Titan Parent, Inc.		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
AI Titan Parent, Inc.		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		08/2031		8,946	8,856	(e)(f)
AI Titan Parent, Inc.		1st Lien Delay Draw Term Loan	8.17%	SOFR (M)	4.50%		08/2031		403	399	(e)(g)
Anaplan, Inc.		1st Lien Revolving Loan					06/2028		—	—	(e)(g)
Anaplan, Inc.		1st Lien Term Loan	8.17%	SOFR (Q)	4.50%		06/2029		7,039	6,968	(e)(f)
Apple Bidco Holdings, Inc.		1st Lien Revolving Loan	8.20%	SOFR (Q)	4.50%		01/2033		109	106	(e)(g)
Apple Bidco Holdings, Inc.		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		01/2033		3,401	3,299	(e)(f)
Apple Bidco Holdings, Inc.		1st Lien Delay Draw Term Loan					01/2033		—	—	(e)(g)
Aptean Acquiror Inc.		1st Lien Revolving Loan	8.42%	SOFR (Q)	4.75%		01/2031		85	84	(e)(g)
Aptean Acquiror Inc.		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		01/2031		4,371	4,328	(e)(f)
Aptean Acquiror Inc.		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Archduke Buyer, Inc.		1st Lien Revolving Loan					12/2032		—	—	(e)(g)
Archduke Buyer, Inc.		1st Lien Term Loan	9.17%	SOFR (Q)	5.50%		12/2032		4,499	4,454	(e)(f)
Arrow Borrower 2025, Inc.		1st Lien Revolving Loan					10/2032		—	—	(e)(g)
Arrow Borrower 2025, Inc.		1st Lien Term Loan	7.95%	SOFR (Q)	4.25%		10/2032		515	510	(e)(f)
Artifact Bidco, Inc.		1st Lien Revolving Loan					07/2030		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Artifact Bidco, Inc.		1st Lien Term Loan	7.85%	SOFR (Q)	4.15%		07/2031		1,154	1,154	(e)(f)
Artifact Bidco, Inc.		1st Lien Delay Draw Term Loan					07/2031		—	—	(e)(g)
Aston Bidco (Holding) Limited	Jersey	1st Lien Term Loan	9.87%	SONIA (Q)	6.00%		07/2032		£2,155	2,852	(e)(f)
Avaya Inc.		1st Lien Term Loan	11.17% (7.00% PIK)	SOFR (M)	7.50%		08/2028		461	409
Bamboo Health Holdings, LLC		1st Lien Revolving Loan					05/2027		—	—	(e)(g)
Bamboo Health Holdings, LLC		1st Lien Term Loan	8.52%	SOFR (M)	4.75%		05/2027		1,419	1,419	(e)
Banyan Software Holdings, LLC		1st Lien Revolving Loan	9.17%	SOFR (M)	5.50%		01/2031		68	68	(e)(g)
Banyan Software Holdings, LLC		1st Lien Term Loan	9.17%	SOFR (M)	5.50%		01/2031		4,720	4,720	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	9.17%	SOFR (M)	5.50%		01/2031		4,933	4,933	(e)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	8.92%	SOFR (M)	5.25%		01/2031		2,907	2,906	(e)(g)
BCPE Pequod Buyer, Inc.		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	7.50% (2.35% PIK)	SOFR (Q)	3.87%		06/2030		1,067	1,067	(e)
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	9.95%	SONIA (Q)	6.22%		06/2030		£795	1,052	(e)
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	9.71%	SOFR (Q)	6.08%		06/2030		£245	324	(e)
Bizzdesign Holding B.V.	Netherlands	1st Lien Term Loan	8.63%	EURIBOR (Q)	6.50%		10/2031		€1,000	1,156	(e)
Bizzdesign Holding B.V.	Netherlands	1st Lien Term Loan	8.63%	EURIBOR (Q)	6.50%		10/2031		€1,750	2,023	(e)
Bobcat Purchaser, LLC		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
Bobcat Purchaser, LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		06/2030		2,888	2,888	(e)(f)
Bobcat Purchaser, LLC		1st Lien Delay Draw Term Loan	8.20%	SOFR (Q)	4.50%		06/2030		979	979	(e)(f)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Revolving Loan					05/2028		—	—	(e)(g)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		05/2029		19,643	19,643	(e)(f)
Businessolver.com, Inc.		1st Lien Revolving Loan					12/2032		—	—	(e)(g)
Businessolver.com, Inc.		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		12/2032		5,680	5,623	(e)(f)
Businessolver.com, Inc.		1st Lien Delay Draw Term Loan					12/2032		—	—	(e)(g)
Calabrio, Inc.		1st Lien Term Loan	7.67%	SOFR (Q)	4.00%		11/2032		4,872	3,788
Calculus Acquico Sarl	Luxembourg	1st Lien Term Loan	9.92%	SOFR (Q)	6.25%		05/2032		600	600	(e)
Calculus Acquico Sarl	Luxembourg	1st Lien Term Loan	8.26%	EURIBOR (Q)	6.25%		05/2032		€1,234	1,427	(e)
Calculus Acquico Sarl	Luxembourg	1st Lien Delay Draw Term Loan	8.27%	EURIBOR (Q)	6.25%		05/2032		186	186	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	8.91% (1.75% PIK)	EURIBOR (Q)	6.90%		10/2030		DKK	74,356	11,501	(e)
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Term Loan	8.75% (1.75% PIK)	EURIBOR (Q)	6.90%		10/2030		DKK	74,209	11,478	(e)(g)
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Term Loan	8.20%	EURIBOR (Q)	6.15%		10/2030			€9,875	11,414	(e)(g)
Cardinal Parent, Inc.		1st Lien Revolving Loan					08/2027			—	—	(e)(g)
Cardinal Parent, Inc.		1st Lien Term Loan	8.35%	SOFR (Q)	4.50%		11/2027			4,265	3,956	(f)
Cardinal Parent, Inc.		2nd Lien Term Loan	11.60%	SOFR (Q)	7.75%		11/2028			10,547	10,020	(e)(f)
Cascade Parent Inc.		1st Lien Revolving Loan					09/2030			—	—	(e)(g)
Cascade Parent Inc.		1st Lien Term Loan	9.42%	SOFR (M)	5.75%		09/2031			543	537	(e)(f)
CBTS BORROWER, LLC		1st Lien Term Loan	14.50% PIK	SOFR (Q)	10.00%		12/2030			8,982	9,611	(e)
CBTS BORROWER, LLC		1st Lien Delay Draw Term Loan					12/2030			—	—	(e)(g)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan					03/2028		DKK	43,366	4,598	(e)(f)(i)
CC Globe Holding II A/S	Denmark	1st Lien Delay Draw Term Loan					03/2028		DKK	12,687	1,345	(e)(i)
Central Parent Inc.		1st Lien Term Loan	6.95%	SOFR (Q)	3.25%		07/2029			14,154	10,051
CentralSquare Technologies, LLC		1st Lien Revolving Loan					04/2030			—	—	(e)(g)
CentralSquare Technologies, LLC		1st Lien Term Loan	9.42%	SOFR (M)	5.75%		04/2030			31,117	31,117	(e)(f)
Cloud Software Group, Inc.		1st Lien Revolving Loan					09/2029			—	—	(e)(g)
Cloud Software Group, Inc.		1st Lien Term Loan	6.95%	SOFR (Q)	3.25%		03/2031			27,330	24,953	(f)
Cloud Software Group, Inc.		1st Lien Term Loan	6.95%	SOFR (Q)	3.25%		08/2032			35,928	32,765
Comet Software	France	1st Lien Term Loan	4.75%				11/2032			€200	231	(e)
Comet Software	France	1st Lien Delay Draw Term Loan	6.88%	EURIBOR (Q)	4.75%		11/2032			€528	610	(e)(g)
Computer Services, Inc.		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		11/2031			5,954	5,835	(e)(f)
Computer Services, Inc.		1st Lien Delay Draw Term Loan					11/2031			—	—	(e)(g)
Confirmasoft AB	Sweden	1st Lien Term Loan	8.05%	EURIBOR (Q)	6.00%		06/2027			€1,995	2,306	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	8.12%	CIBOR (Q)	6.00%		06/2027			€1,505	1,740	(e)(g)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	8.03%	EURIBOR (Q)	6.00%		06/2027			€1,635	1,890	(e)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	7.97%	STIBOR (Q)	6.00%		06/2027			€224	259	(e)(g)
Cority Software Inc.		1st Lien Revolving Loan					11/2032			—	—	(e)(g)
Cority Software Inc.		1st Lien Term Loan	8.17%	SOFR (Q)	4.50%		11/2032			6,137	5,953	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Cornerstone OnDemand, Inc.		1st Lien Revolving Loan	6.78%	SOFR (M)	3.00%		10/2026		22	16	(e)(g)
Cornerstone OnDemand, Inc.		1st Lien Term Loan	7.53%	SOFR (M)	3.75%		10/2028		5,677	4,116	(f)
Cornerstone OnDemand, Inc.		2nd Lien Term Loan	10.28%	SOFR (M)	6.50%		10/2029		22,021	16,515	(e)(f)
Coupa Holdings, LLC		1st Lien Revolving Loan					02/2029		—	—	(e)(g)
Coupa Holdings, LLC		1st Lien Term Loan	8.92%	SOFR (Q)	5.25%		02/2030		225	217	(e)
Coupa Holdings, LLC		1st Lien Delay Draw Term Loan					02/2030		—	—	(e)(g)
Cyber US Bidco LLC		1st Lien Revolving Loan					12/2032		—	—	(e)(g)
Cyber US Bidco LLC		1st Lien Term Loan	8.69%	SOFR (S)	5.00%		12/2032		458	458	(e)
Cyber US Bidco LLC		1st Lien Delay Draw Term Loan					12/2032		—	—	(e)(g)
Databricks, Inc.		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		01/2032		4,992	4,992	(e)
Databricks, Inc.		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Databricks, Inc.		1st Lien Delay Draw Term Loan					01/2032		—	—	(e)(f)(g)
Datix Bidco Limited	United Kingdom	1st Lien Revolving Loan					10/2030		—	—	(e)(g)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	8.73%	SOFR (S)	5.00%		04/2031		5,965	5,906	(e)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	9.46%	SONIA (S)	5.25%		04/2031		£3,289	4,310	(e)
Datix Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					04/2031		—	—	(e)(g)
DCert Buyer, Inc.		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
DCert Buyer, Inc.		1st Lien Term Loan	9.42%	SOFR (M)	5.75%		07/2030		1,837	1,800	(e)(f)
DCert Buyer, Inc.		2nd Lien Term Loan	10.67%	SOFR (M)	7.00%		02/2029		7,662	5,804	(f)
Dedomena Bidco Limited	United Kingdom	1st Lien Term Loan	9.25%	SONIA (Q)	5.50%		06/2032		£706	934	(e)
Dedomena Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					06/2032		£—	—	(e)(g)
Diligent Corporation		1st Lien Revolving Loan	8.67%	SOFR (Q)	5.00%		08/2030		147	143	(e)(g)
Diligent Corporation		1st Lien Term Loan	8.67%	SOFR (Q)	5.00%		08/2030		8,174	7,929	(e)(f)
Diligent Corporation		1st Lien Delay Draw Term Loan					08/2030		—	—	(e)(g)
Doxim Inc.		1st Lien Revolving Loan					11/2027		—	—	(e)(g)
Doxim Inc.		1st Lien Term Loan	10.17%	SOFR (M)	6.50%		11/2027		36,718	36,718	(e)(f)
Drivecentric Holdings, LLC		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
Drivecentric Holdings, LLC		1st Lien Term Loan	8.19%	SOFR (Q)	4.50%		08/2031		4,121	4,121	(e)(f)
Drivecentric Holdings, LLC		1st Lien Delay Draw Term Loan					08/2031		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Echo Purchaser, Inc.		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
Echo Purchaser, Inc.		1st Lien Term Loan	9.17%	SOFR (M)	5.50%		11/2029		1,803	1,803	(e)(f)
Echo Purchaser, Inc.		1st Lien Delay Draw Term Loan	9.17%	SOFR (M)	5.50%		11/2029		155	155	(e)
Eclipse Buyer, Inc.		1st Lien Revolving Loan					09/2031		—	—	(e)(g)
Eclipse Buyer, Inc.		1st Lien Term Loan	8.18%	SOFR (M)	4.50%		09/2031		45,019	44,569	(e)(f)
Eclipse Buyer, Inc.		1st Lien Delay Draw Term Loan					09/2031		—	—	(e)(g)
Edition Holdings, Inc.		1st Lien Revolving Loan					12/2032		—	—	(e)(g)
Edition Holdings, Inc.		1st Lien Term Loan	8.19%	SOFR (Q)	4.50%		12/2032		1,944	1,905	(e)(f)
Edition Holdings, Inc.		1st Lien Delay Draw Term Loan	8.19%	SOFR (M)	4.50%		12/2032		250	245	(e)(g)
Edmunds GovTech, Inc.		1st Lien Revolving Loan	7.45%	SOFR (Q)	3.75%		02/2030		32	32	(e)(g)
Edmunds GovTech, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		02/2031		328	329	(e)(f)
Edmunds GovTech, Inc.		1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		02/2031		384	384	(e)
EG MIDCO APS	Denmark	1st Lien Term Loan	7.29%	EURIBOR (Q)	5.25%		01/2033		€16,124	18,637	(e)
EG MIDCO APS	Denmark	1st Lien Delay Draw Term Loan					01/2033		€—	—	(e)(g)(h)
Einstein Parent, Inc.		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Einstein Parent, Inc.		1st Lien Term Loan	8.92%	SOFR (Q)	5.25%		01/2031		5,031	4,931	(e)(f)
Elemica, Inc.		1st Lien Revolving Loan					02/2032		—	—	(e)(g)
Elemica, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		02/2032		10,388	10,180	(e)(f)
Ellucian Holdings Inc.		1st Lien Term Loan	6.17%	SOFR (M)	2.50%		10/2029		15,251	14,809	(f)
Enigma Acquisition B.V.	Netherlands	1st Lien Term Loan	7.12% (2.19% PIK)	EURIBOR (S)	5.00%		01/2028		€4,551	5,260	(e)(f)
Ensono, Inc.		1st Lien Term Loan	7.78%	SOFR (M)	4.00%		05/2028		23,362	21,655	(f)
Epicor Software Corporation		1st Lien Term Loan	6.17%	SOFR (M)	2.50%		05/2031		14,379	14,087	(f)
ESHA Intermediate, LLC		1st Lien Revolving Loan					12/2032		—	—	(e)(g)
ESHA Intermediate, LLC		1st Lien Term Loan	8.43%	SOFR (S)	4.75%		12/2032		1,644	1,627	(e)(f)
ESHA Intermediate, LLC		1st Lien Delay Draw Term Loan					12/2032		—	—	(e)(g)
EVEREST BIDCO I, INC.	United Kingdom	1st Lien Revolving Loan					01/2033		—	—	(e)(g)
EVEREST BIDCO I, INC.	United Kingdom	1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		01/2033		2,357	2,358	(e)
EVEREST BIDCO I, INC.	United Kingdom	1st Lien Term Loan	7.13%	EURIBOR (Q)	5.00%		01/2033		€240	277	(e)
EVEREST BIDCO I, INC.	United Kingdom	1st Lien Delay Draw Term Loan					01/2033		—	—	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
ExtraHop Networks, Inc.		1st Lien Revolving Loan	10.27%	SOFR (M)	6.50%		07/2027			336	333	(e)(g)
ExtraHop Networks, Inc.		1st Lien Term Loan	10.27%	SOFR (M)	6.50%		07/2027			2,627	2,600	(e)
ExtraHop Networks, Inc.		1st Lien Delay Draw Term Loan	10.27%	SOFR (M)	6.50%		07/2027			983	973	(e)
Flash Charm, Inc.		1st Lien Term Loan	7.16%	SOFR (Q)	3.50%		03/2028			4,681	3,681	(f)
Flexential Topco Corporation		1st Lien Revolving Loan	12.00%				08/2027			3,000	3,000	(e)(g)
Flexera Software LLC		1st Lien Revolving Loan					08/2032			—	—	(e)(g)
Flexera Software LLC		1st Lien Term Loan	8.15%	SOFR (Q)	4.50%		08/2032			184	180	(e)(f)
Flexera Software LLC		1st Lien Term Loan	6.45%	EURIBOR (B)	4.50%		08/2032			€57	65	(e)(f)
Flexera Software LLC		1st Lien Term Loan	8.15%	SOFR (Q)	4.50%		08/2032			3,188	3,124	(e)(f)
GHP-VGS Purchaser LLC		1st Lien Revolving Loan					04/2032			—	—	(e)(g)
GHP-VGS Purchaser LLC		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		04/2032			1,981	1,981	(e)(f)
GHP-VGS Purchaser LLC		1st Lien Delay Draw Term Loan					04/2032			—	—	(e)(g)
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan					09/2028		SEK	80,291	6,225	(e)(i)
Gilfoyle Bidco AB	Sweden	1st Lien Delay Draw Term Loan					09/2028		SEK	13,635	1,057	(e)(i)
Goldeneye Parent, LLC		1st Lien Revolving Loan					03/2032			—	—	(e)(g)
Goldeneye Parent, LLC		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		03/2032			2,455	2,455	(e)(f)
Goose Borrower, L.P.		1st Lien Revolving Loan					03/2033			—	—	(e)(g)
Goose Borrower, L.P.		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		03/2033			1,322	1,309	(e)(f)
Goose Borrower, L.P.		1st Lien Delay Draw Term Loan	8.42%	SOFR (Q)	4.75%		03/2033			1,623	1,607	(e)
Granite France Bidco SAS	France	1st Lien Term Loan	7.06%	EURIBOR (Q)	4.95%		10/2028			€4,039	3,025
Guidepoint Security Holdings, LLC		1st Lien Revolving Loan					10/2029			—	—	(e)(g)
Guidepoint Security Holdings, LLC		1st Lien Term Loan	8.92%	SOFR (M)	5.25%		10/2029			1,714	1,714	(e)(f)
Guidepoint Security Holdings, LLC		1st Lien Delay Draw Term Loan	8.92%	SOFR (M)	5.25%		10/2029			74	74	(e)(g)
Hakken Bidco B.V.	Netherlands	1st Lien Term Loan	9.29%	EURIBOR (Q)	7.25%		07/2030			€3,060	3,537	(e)
Hakken Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.29%	EURIBOR (Q)	7.25%		07/2030			€596	689	(e)(g)
Heavy Construction Systems Specialists, LLC		1st Lien Revolving Loan					11/2027			—	—	(e)(g)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		11/2028			6,909	6,909	(e)(f)
Help/Systems Holdings, Inc.		1st Lien Term Loan	9.76%	SOFR (Q)	6.00%		05/2029			9,774	8,398	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
HS Purchaser, LLC & Help/Systems Holdings, Inc.		1st Lien Term Loan	10.16% (3.25% PIK)	SOFR (Q)	6.50%		05/2029		40,782	38,563	(e)(f)
Hyland Software, Inc.		1st Lien Revolving Loan					09/2029		—	—	(e)(g)
Hyland Software, Inc.		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		09/2030		9,979	9,979	(e)(f)
Icefall Parent, Inc.		1st Lien Revolving Loan					01/2030		—	—	(e)(g)
Icefall Parent, Inc.		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		01/2030		2,255	2,255	(e)(f)
ID.me, LLC		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
ID.me, LLC		1st Lien Term Loan	10.25% (5.25% PIK)				01/2031		19,416	18,251	(e)
ID.me, LLC		1st Lien Delay Draw Term Loan	10.25% (5.25% PIK)				01/2031		3,139	3,139	(e)(g)
Internet Truckstop Group LLC		1st Lien Revolving Loan					04/2027		—	—	(e)(g)
Internet Truckstop Group LLC		1st Lien Term Loan	9.10%	SOFR (Q)	5.25%		04/2027		2,328	2,328	(e)(f)
IQN Holding Corp.		1st Lien Revolving Loan	8.95%	SOFR (Q)	5.25%		05/2028		367	367	(e)(g)
IQN Holding Corp.		1st Lien Term Loan	9.45% (3.12% PIK)	SOFR (Q)	5.75%		05/2029		6,778	6,778	(e)(f)
JAMS Buyer LLC		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
JAMS Buyer LLC		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		06/2032		1,991	1,991	(e)(f)
JAMS Buyer LLC		1st Lien Delay Draw Term Loan					06/2032		—	—	(e)(g)
Kairos Bidco Limited	United Kingdom	1st Lien Revolving Loan	8.45%	SOFR (Q)	4.75%		07/2032		12	11	(e)(g)
Kairos Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		07/2032		961	942	(e)
Kaseya Inc.		1st Lien Term Loan	6.92%	SOFR (M)	3.25%		03/2032		2,995	2,789
Kaseya Inc.		2nd Lien Term Loan	8.67%	SOFR (M)	5.00%		03/2033		45,975	36,358
LeanTaaS Holdings, Inc.		1st Lien Term Loan	11.45%	SOFR (Q)	7.75%		07/2028		2,635	2,582	(e)(f)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan	11.45%	SOFR (Q)	7.75%		07/2028		1,539	1,508	(e)(f)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan	11.45%	SOFR (Q)	7.75%		07/2028		2,293	2,247	(e)(g)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan	11.45%	SOFR (Q)	7.75%		07/2028		374	367	(e)(g)
Magellan Bidco	France	1st Lien Term Loan	8.38%	EURIBOR (S)	6.25%		10/2031		€833	963	(e)
Magellan Bidco	France	1st Lien Delay Draw Term Loan	8.38%	EURIBOR (S)	6.25%		10/2031		€167	193	(e)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	8.64%	EURIBOR (S)	6.50%		02/2029		€3,600	4,161	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	8.64%	EURIBOR (S)	6.50%		02/2029		£1,543	2,042	(e)
MCVIII Bidco Group B.V.	Netherlands	1st Lien Term Loan	7.88%	EURIBOR (Q)	5.75%		07/2032		€905	1,046	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
MCVIII Bidco Group B.V.	Netherlands	1st Lien Delay Draw Term Loan					07/2032			€—	—	(e)(g)
Merit Software Finance Holdings, LLC		1st Lien Revolving Loan					12/2031			—	—	(e)(g)
Merit Software Finance Holdings, LLC		1st Lien Term Loan	8.94%	SOFR (Q)	5.25%		12/2032			1,063	1,053	(e)(f)
Merit Software Finance Holdings, LLC		1st Lien Delay Draw Term Loan	8.94%	SOFR (Q)	5.25%		12/2032			145	144	(e)(g)
Metatiedot Bidco Oy	Luxembourg	1st Lien Revolving Loan	7.16%	EURIBOR (Q)	5.00%		11/2030			€135	154	(e)(g)
Metatiedot Bidco Oy	Luxembourg	1st Lien Term Loan	7.02%	EURIBOR (Q)	5.00%		11/2031			€2,757	3,155	(e)(f)
Metatiedot Bidco Oy	Luxembourg	1st Lien Term Loan	8.67%	SOFR (Q)	5.00%		11/2031			2,065	2,045	(e)(f)
Metatiedot Bidco Oy	Luxembourg	1st Lien Delay Draw Term Loan	7.02%	EURIBOR (Q)	5.00%		11/2031			€246	282	(e)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		05/2029			37,219	36,846	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	8.23%	SONIA (Q)	4.50%		05/2029			£6,806	8,919	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Delay Draw Term Loan	8.17%	SOFR (M)	4.50%		05/2029			4,174	4,132	(e)(f)
Mitchell International, Inc.		2nd Lien Term Loan	8.92%	SOFR (M)	5.25%		06/2032			10,737	9,606
ML Holdco, Inc.		1st Lien Term Loan	8.17%	SOFR (Q)	4.50%		10/2032			18,229	17,864	(e)(f)
ML Holdco, Inc.		1st Lien Delay Draw Term Loan					10/2032			—	—	(e)(g)
Modernizing Medicine, Inc.		1st Lien Revolving Loan					04/2032			—	—	(e)(g)
Modernizing Medicine, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		04/2032			23,024	23,024	(e)(f)
MRI Software LLC		1st Lien Revolving Loan	8.45%	SOFR (Q)	4.75%		02/2028			158	156	(e)(g)
MRI Software LLC		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		02/2028			9,958	9,859	(e)(f)
MRI Software LLC		1st Lien Delay Draw Term Loan	8.46%	SOFR (Q)	4.75%		02/2028			227	225	(e)(g)
MS Buyer, Inc.		1st Lien Term Loan	8.95%	SOFR (Q)	5.25%		07/2031			301	298	(e)(f)
Netsmart Technologies, Inc.		1st Lien Revolving Loan					08/2031			—	—	(e)(g)
Netsmart Technologies, Inc.		1st Lien Term Loan	8.87% (2.70% PIK)	SOFR (M)	5.20%		08/2031			38,789	38,789	(e)(f)
Netsmart Technologies, Inc.		1st Lien Delay Draw Term Loan					08/2031			—	—	(e)(g)
North Star Acquisitionco, LLC		1st Lien Revolving Loan					05/2029			—	—	(e)(g)
North Star Acquisitionco, LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		05/2029			2,121	2,100	(e)
North Star Acquisitionco, LLC		1st Lien Term Loan	8.22%	SONIA (Q)	4.50%		05/2029			£239	313	(e)
North Star Acquisitionco, LLC		1st Lien Term Loan	8.61%	NIBOR (Q)	4.50%		05/2029		NOK	5,242	536	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
North Star Acquisitionco, LLC		1st Lien Delay Draw Term Loan	8.22%	SONIA (Q)	4.50%		05/2029		496	491	(e)
OID-OL Intermediate I, LLC		1st Lien Term Loan	9.67%	SOFR (Q)	6.00%		02/2029		1,626	1,610
OID-OL Intermediate I, LLC		1st Lien Term Loan	8.07%	SOFR (Q)	4.25%		02/2029		864	568
Omnigo Software, LLC		1st Lien Revolving Loan					12/2030		—	—	(e)(g)
Omnigo Software, LLC		1st Lien Term Loan	8.67%	SOFR (M)	5.00%		12/2030		594	588	(e)(f)
Omnigo Software, LLC		1st Lien Delay Draw Term Loan					12/2030		—	—	(e)(g)
ParentPay Group Limited	United Kingdom	1st Lien Term Loan	10.58%	SONIA (Q)	6.72%		06/2028		£5,529	7,318	(e)(f)
ParentPay Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.58%	SONIA (Q)	6.72%		06/2028		£1,464	1,937	(e)
PCMI Parent, LLC		1st Lien Revolving Loan					03/2032		—	—	(e)(g)
PCMI Parent, LLC		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		03/2032		3,223	3,223	(e)(f)
PDDS Holdco, Inc.		1st Lien Revolving Loan					09/2031		—	—	(e)(g)
PDDS Holdco, Inc.		1st Lien Term Loan	9.63%	SOFR (S)	6.00%		09/2031		573	567	(e)(f)
PDI TA Holdings, Inc.		1st Lien Revolving Loan	9.17%	SOFR (Q)	5.50%		02/2031		172	167	(e)(g)
PDI TA Holdings, Inc.		1st Lien Term Loan	9.67% (3.00% PIK)	SOFR (M)	6.00%		02/2031		2,541	2,465	(e)(f)
Pluralsight, LLC		1st Lien Revolving Loan					08/2029		—	—	(e)(g)
Pluralsight, LLC		1st Lien Term Loan	6.67%	SOFR (M)	3.00%		08/2029		3,228	3,229	(e)
Pluralsight, LLC		1st Lien Term Loan					08/2029		3,836	230	(e)(i)
Pluralsight, LLC		1st Lien Delay Draw Term Loan					08/2029		—	—	(e)(g)
Polaris Newco, LLC		1st Lien Term Loan	7.93%	SOFR (Q)	4.00%		06/2028		16,447	14,433	(f)
Poseidon Intermediateco, Inc.		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
Poseidon Intermediateco, Inc.		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		06/2032		1,024	1,024	(e)(f)
Poseidon Intermediateco, Inc.		1st Lien Delay Draw Term Loan					06/2032		—	—	(e)(g)
PracticeTek Purchaser, LLC		1st Lien Revolving Loan	8.20%	SOFR (Q)	4.50%		08/2029		1	1	(e)(g)
PracticeTek Purchaser, LLC		1st Lien Term Loan	9.45%	SOFR (Q)	5.75%		08/2029		7,425	7,425	(e)(f)
PracticeTek Purchaser, LLC		1st Lien Delay Draw Term Loan	9.45%	SOFR (Q)	5.75%		08/2029		107	107	(e)
Precisely Software Incorporated (f/k/a Syncsort Incorporated)		1st Lien Term Loan	7.93%	SOFR (Q)	4.00%		04/2028		12,959	9,913	(f)
Project Boost Purchaser, LLC		1st Lien Term Loan	6.45%	SOFR (Q)	2.75%		07/2031		9,722	9,356

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Proofpoint, Inc.		1st Lien Revolving Loan					06/2028		—	—	(e)(g)
Proofpoint, Inc.		1st Lien Term Loan	6.70%	SOFR (Q)	3.00%		08/2028		23,922	23,125	(f)
Proofpoint, Inc.		2nd Lien Term Loan	9.45%	SOFR (Q)	5.75%		12/2033		2,580	2,477	(e)(f)
Proofpoint, Inc.		2nd Lien Term Loan	7.77%	EURIBOR (B)	5.75%		12/2033		€2,256	2,503	(e)(f)
Property Finder Mercury Ltd	United Arab Emirates	1st Lien Term Loan	8.17%	SOFR (Q)	4.50%		12/2032		1,849	1,849	(e)
Property Finder Mercury Ltd	United Arab Emirates	1st Lien Delay Draw Term Loan					12/2032		—	—	(e)(g)(h)
Pushpay USA Inc.		1st Lien Term Loan	7.45%	SOFR (Q)	3.75%		08/2031		2,985	2,895	(e)(f)
QBS Parent, Inc.		1st Lien Revolving Loan					06/2032		—	—	(e)(g)
QBS Parent, Inc.		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		06/2032		4,764	4,669	(e)(f)
QF Holdings, Inc.		1st Lien Revolving Loan					12/2032		—	—	(e)(g)
QF Holdings, Inc.		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		12/2032		1,320	1,280	(e)(f)
QF Holdings, Inc.		1st Lien Delay Draw Term Loan					12/2032		—	—	(e)(g)
RealPage, Inc.		1st Lien Term Loan	6.93%	SOFR (Q)	3.00%		04/2028		11,459	10,959
RealPage, Inc.		1st Lien Term Loan	7.45%	SOFR (Q)	3.75%		04/2028		109	106
Revalize, Inc.		1st Lien Revolving Loan	9.60%	SOFR (Q)	5.75%		04/2029		80	68	(e)(g)
Revalize, Inc.		1st Lien Delay Draw Term Loan	9.85% (1.25% PIK)	SOFR (Q)	6.00%		04/2029		2,898	2,492	(e)
RMS Holdco II, LLC		1st Lien Revolving Loan					06/2029		—	—	(e)(g)
RMS Holdco II, LLC		1st Lien Term Loan	8.67%	SOFR (Q)	5.00%		06/2029		3,896	3,701	(e)(f)
Runway Bidco, LLC		1st Lien Revolving Loan					12/2031		—	—	(e)(g)
Runway Bidco, LLC		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		12/2031		1,029	1,009	(e)(f)
Runway Bidco, LLC		1st Lien Delay Draw Term Loan					12/2031		—	—	(e)(g)
Sapphire Software Buyer, Inc.		1st Lien Revolving Loan					09/2031		—	—	(e)(g)
Sapphire Software Buyer, Inc.		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		09/2031		10,325	10,118	(e)(f)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	6.17%	SOFR (M)	2.50%		07/2031		12,338	12,098	(f)
Severin Acquisition, LLC		1st Lien Revolving Loan	8.18%	SOFR (M)	4.50%		10/2031		1,538	1,507	(e)(g)
Severin Acquisition, LLC		1st Lien Term Loan	8.42% (2.25% PIK)	SOFR (M)	4.75%		10/2031		44,442	43,553	(e)(f)
Severin Acquisition, LLC		1st Lien Delay Draw Term Loan	2.25% PIK	SOFR (M)	4.75%		10/2031		2,206	2,162	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Smarsh Inc.		1st Lien Revolving Loan	8.45%	SOFR (Q)	4.75%		02/2029		145	144	(e)(g)
Smarsh Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		02/2029		4,682	4,635	(e)(f)
Smarsh Inc.		1st Lien Delay Draw Term Loan	8.45%	SOFR (M)	4.75%		02/2029		99	98	(e)(g)
Spaceship Purchaser, Inc.		1st Lien Revolving Loan					10/2031		—	—	(e)(g)
Spaceship Purchaser, Inc.		1st Lien Term Loan	7.45%	SOFR (Q)	3.75%		10/2031		16,104	16,104	(e)(f)
Spark Purchaser, Inc.		1st Lien Revolving Loan					04/2030		—	—	(e)(g)
Spark Purchaser, Inc.		1st Lien Term Loan	8.95%	SOFR (Q)	5.25%		04/2031		1,283	1,283	(e)
Sundance Group Holdings, Inc.		1st Lien Revolving Loan					07/2029		—	—	(e)(g)
Sundance Group Holdings, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		07/2029		3,779	3,741	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Term Loan	8.45%				07/2029		1,794	1,776	(e)(f)
Superman Holdings, LLC		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
Superman Holdings, LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		08/2031		8,626	8,540	(e)(f)
Superman Holdings, LLC		1st Lien Delay Draw Term Loan	8.20%	SOFR (Q)	4.50%		08/2031		2,816	2,787	(e)
TCP Hawker Intermediate LLC		1st Lien Revolving Loan	7.45%	SOFR (Q)	3.75%		08/2029		3,384	3,316	(e)(g)
TCP Hawker Intermediate LLC		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		08/2029		6,768	6,633	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Term Loan					08/2029		—	—	(e)(g)
Three Rivers Buyer, Inc.		1st Lien Revolving Loan					11/2031		—	—	(e)(g)
Three Rivers Buyer, Inc.		1st Lien Term Loan	8.42%	SOFR (M)	4.75%		11/2031		239	236	(e)(f)
Trading Technologies International, Inc.		1st Lien Revolving Loan					11/2032		—	—	(e)(g)
Trading Technologies International, Inc.		1st Lien Term Loan	7.91%	SOFR (Q)	4.25%		11/2032		687	674	(e)(f)
Trading Technologies International, Inc.		1st Lien Delay Draw Term Loan	7.91%	SOFR (Q)	4.25%		11/2032		134	131	(e)
Transit Technologies LLC		1st Lien Revolving Loan					08/2030		—	—	(e)(g)
Transit Technologies LLC		1st Lien Term Loan	8.70%	SOFR (S)	5.00%		08/2031		3,790	3,772	(e)(f)
Transit Technologies LLC		1st Lien Term Loan	8.23%	SOFR (S)	4.50%		08/2031		204	200	(e)(f)
Transit Technologies LLC		1st Lien Delay Draw Term Loan	8.70%	SOFR (Q)	5.00%		08/2031		474	471	(e)(g)
UFS, LLC		1st Lien Revolving Loan	8.43%	SOFR (M)	4.75%		10/2031		26	26	(e)(g)
UFS, LLC		1st Lien Term Loan	8.43%	SOFR (M)	4.75%		10/2031		1,401	1,387	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Unicorn Holdco Intermediate II LLC		1st Lien Revolving Loan					03/2033		—	—	(e)(g)
Unicorn Holdco Intermediate II LLC		1st Lien Term Loan	8.19%	SOFR (Q)	4.50%		03/2033		1,583	1,567	(e)(f)
UserZoom Technologies, Inc.		1st Lien Term Loan	11.17% (1.75% PIK)	SOFR (Q)	7.50%		04/2029		251	226	(e)(f)
UserZoom Technologies, Inc.		1st Lien Term Loan	11.15% (1.75% PIK)	SOFR (Q)	7.50%		04/2029		23	20	(e)
Vamos Bidco, Inc.		1st Lien Revolving Loan					01/2032		—	—	(e)(g)
Vamos Bidco, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		01/2032		2,580	2,554	(e)(f)
Vamos Bidco, Inc.		1st Lien Delay Draw Term Loan					01/2032		—	—	(e)(g)
Victors Purchaser, LLC		1st Lien Revolving Loan					12/2032		—	—	(e)(g)
Victors Purchaser, LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		12/2032		14,206	14,064	(e)(f)
Victors Purchaser, LLC		1st Lien Term Loan	8.20%	SOFR (S)	4.50%		12/2032		4	4	(e)(f)
Victors Purchaser, LLC		1st Lien Delay Draw Term Loan					12/2032		—	—	(e)(g)
Viper Bidco, Inc.		1st Lien Revolving Loan					11/2031		—	—	(e)(g)
Viper Bidco, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		11/2031		5,144	5,093	(e)(f)
Viper Bidco, Inc.		1st Lien Term Loan	8.48%	SONIA (Q)	4.75%		11/2031		£2,187	2,865	(e)(f)
Viper Bidco, Inc.		1st Lien Delay Draw Term Loan					11/2031		—	—	(e)(g)
VS Buyer, LLC		1st Lien Term Loan	5.92%	SOFR (Q)	2.25%		04/2031		997	973
WebPT, Inc.		1st Lien Revolving Loan					01/2028		—	—	(e)(g)
WebPT, Inc.		1st Lien Term Loan	10.05% (3.12% PIK)	SOFR (Q)	6.25%		01/2028		2,056	1,871	(e)(f)
Wellington Bidco Inc.		1st Lien Revolving Loan	8.45%	SOFR (Q)	4.75%		06/2030		110	109	(e)(g)
Wellington Bidco Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		06/2030		3,272	3,239	(e)(f)
Wellington Bidco Inc.		1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		06/2030		823	815	(e)(g)
Wellness AcquisitionCo, Inc.		1st Lien Revolving Loan					01/2029		—	—	(e)(g)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		01/2029		9,003	9,003	(e)(f)
Wellness AcquisitionCo, Inc.		1st Lien Delay Draw Term Loan	8.45%	SOFR (Q)	4.75%		01/2029		1,363	1,362	(e)
WorkWave Intermediate II, LLC		1st Lien Revolving Loan	9.46%	SOFR (Q)	5.75%		09/2032		650	637	(e)(g)
WorkWave Intermediate II, LLC		1st Lien Term Loan	9.44%	SOFR (Q)	5.75%		09/2032		43,435	42,566	(e)(f)
										1,282,126		25.96%
Sports, Media and Entertainment

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
3 Step Sports LLC		1st Lien Revolving Loan	10.17%	SOFR (M)	6.50%		10/2028		43	43	(e)(g)
3 Step Sports LLC		1st Lien Term Loan	10.20%	SOFR (Q)	6.50%		10/2029		1,945	1,945	(e)
3 Step Sports LLC		1st Lien Term Loan	10.19%	SOFR (Q)	6.50%		10/2029		495	495	(e)(f)
3 Step Sports LLC		1st Lien Delay Draw Term Loan	10.20%	SOFR (Q)	6.50%		10/2029		247	247	(e)(g)
Aventine Intermediate LLC		1st Lien Term Loan	9.80% (3.50% PIK)	SOFR (Q)	6.00%		06/2029		1,366	1,257	(e)(f)
Aventine Intermediate LLC		1st Lien Delay Draw Term Loan	9.80% (3.50% PIK)	SOFR (Q)	6.00%		06/2029		556	511	(e)
Bad Vibes Forever, LLC and Bad Vibes Forever Publishing, LLC		1st Lien Term Loan	9.10%	SOFR (S)	5.50%		06/2032		537	538	(e)
Create Music Holdings, LLC		2nd Lien Term Loan	9.67%	SOFR (Q)	6.00%		02/2033		1,255	1,233	(e)
Create Music Holdings, LLC		2nd Lien Delay Draw Term Loan					02/2033		—	—	(e)(g)
Eagle Football Holdings BidCo Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2026		—	—	(e)(g)
Fever Labs, Inc.		1st Lien Revolving Loan	11.00%				11/2028		2,703	2,703	(e)(g)
Fever Labs, Inc.		1st Lien Term Loan	11.00%				11/2028		3,787	3,787	(e)
Fever Labs, Inc.		1st Lien Term Loan	10.50%				11/2028		141	141	(e)(f)
Fever Labs, Inc.		1st Lien Delay Draw Term Loan	11.00%				11/2028		811	811	(e)(g)
Global Music Rights, LLC		1st Lien Revolving Loan					12/2031		—	—	(e)(g)
Global Music Rights, LLC		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		12/2031		64,370	64,370	(e)(f)
League One Volleyball Clubs, LLC		1st Lien Delay Draw Term Loan	10.20%	SOFR (Q)	6.50%		01/2030		1	1	(e)(g)
Legends Hospitality Holding Company, LLC		1st Lien Revolving Loan	8.67%	SOFR (M)	5.00%		08/2030		315	311	(e)(g)
Legends Hospitality Holding Company, LLC		1st Lien Term Loan	9.17% (2.75% PIK)	SOFR (M)	5.50%		08/2031		6,197	6,135	(e)(f)
Legends Hospitality Holding Company, LLC		1st Lien Delay Draw Term Loan	8.66%	SOFR (Q)	5.00%		08/2031		352	349	(e)
MARI EVENTS MIDCO LLC		1st Lien Term Loan	7.70%	SOFR (Q)	4.00%		10/2032		41	40	(e)
MARI EVENTS MIDCO LLC		1st Lien Delay Draw Term Loan	7.70%	SOFR (Q)	4.00%		10/2032		31	30	(e)(g)
Mari Miami II LLC		1st Lien Term Loan	8.70%	SOFR (Q)	5.00%		10/2032		173	173	(e)(f)
NEP Group, Inc.		1st Lien Term Loan	8.17%	SOFR (M)	4.50%		10/2031		15,664	14,128
Production Resource Group, L.L.C.		1st Lien Term Loan	11.30% PIK	SOFR (Q)	7.50%		10/2030		1,432	1,431	(e)
Professional Fighters League, LLC		1st Lien Term Loan	14.00% PIK				01/2029		475	475	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Shout! Factory, LLC		1st Lien Revolving Loan	8.92%	SOFR (Q)	5.25%		06/2031			31	31	(e)(g)
Shout! Factory, LLC		1st Lien Term Loan	8.95%	SOFR (Q)	5.25%		06/2031			660	647	(e)(f)
Voldex Entertainment Limited	United Kingdom	1st Lien Term Loan	10.95%	SOFR (Q)	7.25%		01/2029			15	15	(e)
WRE Sports Investments LLC		1st Lien Term Loan	11.00% (5.50% PIK)				07/2031			7,570	7,570	(e)
WRE Sports Investments LLC		1st Lien Delay Draw Term Loan	11.00% (5.50% PIK)				07/2031			628	628	(e)(g)
											110,045		2.23%
Technology Hardware and Equipment
Addsecure Group Services AB	Sweden	1st Lien Term Loan	7.84%	EURIBOR (Q)	5.25%		03/2033		SEK	45,630	4,820	(e)
Addsecure Group Services AB	Sweden	1st Lien Delay Draw Term Loan					03/2033		SEK	5,370	567	(e)(h)
Chariot Buyer LLC		1st Lien Revolving Loan					01/2029			—	—	(e)(g)
Chariot Buyer LLC		1st Lien Term Loan	6.42%	SOFR (M)	2.75%		09/2032			10,328	10,221	(f)
ConnectWise, LLC		1st Lien Term Loan	7.46%	SOFR (Q)	3.50%		09/2028			5,514	5,077	(f)
Cotiviti Holdings, Inc.		1st Lien Term Loan	6.42%	SOFR (M)	2.75%		03/2032			5,459	5,014
Excelitas Technologies Corp.		1st Lien Term Loan	8.92%	SOFR (M)	5.25%		08/2029			2,092	2,092	(e)(f)
Excelitas Technologies Corp.		1st Lien Delay Draw Term Loan					08/2029			—	—	(e)(g)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolving Loan					02/2029			—	—	(e)(g)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	8.20%	SOFR (Q)	4.50%		02/2030			11,665	11,665	(e)(f)
Repairify, Inc.		1st Lien Revolving Loan	9.24%	SOFR (S)	5.25%		06/2027			540	540	(e)(g)
Repairify, Inc.		1st Lien Term Loan	9.10%	SOFR (Q)	5.25%		06/2027			3,960	3,961	(e)(f)
											43,957		0.89%
Telecommunication Services
CB-SDG Limited	United Kingdom	1st Lien Term Loan					04/2028			£2,076	644	(e)(i)
CB-SDG Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.85%	SONIA (Q)	6.00%		04/2027			£28	36	(e)(g)
Delta Topco, Inc.		1st Lien Term Loan	6.42%	SOFR (M)	2.75%		11/2029			11,339	10,951	(f)
Hamsard 3713 Limited	United Kingdom	1st Lien Term Loan	8.74%	EURIBOR (Q)	6.61%		11/2030			€8,541	9,872	(e)
Hamsard 3713 Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.50%	SOFR (Q)	6.61%		11/2030			€3,968	4,586	(e)
Hamsard 3713 Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.35%	SOFR (Q)	6.61%		11/2030			568	568	(e)
Panther NewCo	France	1st Lien Term Loan	7.55%	EURIBOR (Q)	5.43%		05/2029			€8,250	9,536	(e)
Panther NewCo	France	1st Lien Delay Draw Term Loan	7.55%	EURIBOR (Q)	5.43%		05/2029			€2,798	3,234	(e)
Panther NewCo	France	1st Lien Delay Draw Term Loan	7.80%	EURIBOR (Q)	5.68%		05/2029			€4,663	5,390	(e)(g)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Radiate Holdco LLC		1st Lien Term Loan	7.67%	SOFR (M)	4.00%		06/2029		2,609	2,605
Radiate Holdco LLC		1st Lien Delay Draw Term Loan	7.67%	SOFR (M)	4.00%		06/2029		2,609	2,605	(g)
Ristretto Bidco B.V.		1st Lien Revolving Loan					12/2030		—	—	(e)(g)
Ristretto Bidco B.V.		1st Lien Term Loan	10.17% (3.50% PIK)	SOFR (Q)	6.50%		12/2030		26,960	26,421	(e)(f)
Ristretto Bidco B.V.		1st Lien Delay Draw Term Loan	3.50% PIK	SOFR (Q)	6.50%		12/2030		1,997	1,957	(e)(g)
Zayo Group Holdings, Inc.		1st Lien Term Loan	6.78% (0.50% PIK)	SOFR (M)	3.00%		03/2030		9,759	9,567	(f)
										87,972		1.78%
Transportation
Draken Bidco Limited	United Kingdom	1st Lien Term Loan	10.40%	SOFR (S)	6.50%		07/2029		10,560	10,560	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.60%	SOFR (S)	6.50%		07/2029		1,440	1,440	(e)
First Student Bidco Inc.		1st Lien Term Loan	5.95%	SOFR (Q)	2.25%		08/2030		6,135	6,112	(f)
First Student Bidco Inc.		1st Lien Term Loan	5.95%				08/2030		1,123	1,118	(f)
FTAI Infrastructure Inc.		1st Lien Term Loan	9.75%				02/2028		15,803	15,329	(e)
Jeppesen Holdings, LLC		1st Lien Revolving Loan					11/2032		—	—	(e)(g)
Jeppesen Holdings, LLC		1st Lien Term Loan	8.42%	SOFR (Q)	4.75%		11/2032		1,235	1,223	(e)(f)
Neovia Logistics, LP		1st Lien Term Loan	12.90%	SOFR (Q)	9.00%		11/2027		506	506	(e)
Zeppelin US Buyer Inc.		1st Lien Revolving Loan					08/2032		—	—	(e)(g)
Zeppelin US Buyer Inc.		1st Lien Term Loan	8.45%	SOFR (Q)	4.75%		08/2032		402	403	(e)(f)
Zeppelin US Buyer Inc.		1st Lien Delay Draw Term Loan					08/2032		—	—	(e)(g)
										36,691		0.74%
Utilities
Semper Holding BV	Netherlands	1st Lien Term Loan	7.95%	EURIBOR (S)	5.45%		02/2031		€7,500	8,669	(e)(f)
Semper Holding BV	Netherlands	1st Lien Term Loan	7.45%	EURIBOR (S)	4.95%		02/2031		€22,353	25,836	(e)
Watt Holdco Limited	Ireland	1st Lien Term Loan	7.41%	EURIBOR (Q)	5.25%		09/2031		€3,000	3,468	(e)
Watt Holdco Limited	Ireland	1st Lien Delay Draw Term Loan	8.98%	SONIA (Q)	5.25%		09/2031		€184	212	(e)(g)
										38,185		0.77%

TOTAL SENIOR LOANS (Cost $5,274,557)										5,197,404		105.22%

SUBORDINATED LOANS(b)(c)(d)
Capital Goods
OPH NEP Investment, LLC		Senior Subordinated Loan	10.00% (7.00% PIK)				05/2032		11,073	10,741	(e)
										10,741		0.22%
Commercial and Professional Services
Covert HoldCo, LP		Senior Subordinated Loan	9.42%	SOFR (Q)	5.75%		03/2031		24,772	24,277	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
TVG-MGT UPPER INTERMEDIATE HOLDINGS, LLC		Senior Subordinated Loan	14.00% PIK				08/2031			492	477	(e)
											24,754		0.50%
Consumer Distribution and Retail
Carrera Bidco Limited	United Kingdom	Senior Subordinated Loan	7.75%	EURIBOR (S)	5.25%		11/2032			€5,865	6,644	(e)
											6,644		0.13%
Consumer Durables and Apparel
Centric Brands TopCo, LLC		Senior Subordinated Loan	10.17%	SOFR (Q)	7.25%		02/2031			1,688	1,688	(e)
											1,688		0.03%
Data Centers
Retained Vantage Data Centers Intermediate Holdco, L.P_Retained Vantage Data Centers Assets, LP		Senior Subordinated Loan	9.50%				12/2031			16,253	15,969	(e)
Retained Vantage Data Centers Intermediate Holdco, L.P_Retained Vantage Data Centers Assets, LP		Senior Subordinated Loan	9.50%				12/2031			10,727	10,539	(e)(g)
											26,508		0.54%
Financial Services
BCC Blueprint Holdings I, LLC		Senior Subordinated Loan	10.45%	SOFR (Q)	6.75%		12/2031			8,873	8,873	(e)
eCapital Finance Corp.	Canada	Senior Subordinated Loan	11.02%	SOFR (M)	7.25%		09/2029			59,489	58,894	(e)
Gapco Aiv Interholdco (CP), L.P.		Senior Subordinated Loan	10.45% PIK	SOFR (Q)	6.75%		03/2033			7,221	7,221	(e)
Gapco Aiv Interholdco (CP), L.P./Delayed Draw Term Loan 12/25		Senior Subordinated Loan	10.45% PIK				03/2033			1,774	1,774	(e)
TVG-TMG Topco, Inc.		Senior Subordinated Loan	12.00% PIK				03/2029			4,443	4,443	(e)
											81,205		1.64%
Food, Beverage and Tobacco
Forward Keystone Holdings, LP		Senior Subordinated Loan	15.00% (8.00% PIK)				03/2029			3,837	3,837	(e)
Forward Keystone Holdings, LP		Senior Subordinated Loan	15.00% (8.00% PIK)				03/2029			285	285	(e)(g)
											4,122		0.08%
Health Care Equipment and Services
AmeriVet Partners Management, Inc.		Senior Subordinated Loan	8.25% PIK				12/2030			11,170	9,047	(e)
Silver Midco 1 GmbH	Germany	Senior Subordinated Loan	12.50%				06/2031			€1,864	2,111	(e)(g)
											11,158		0.23%
Insurance
15484910 Canada Inc.	Canada	Senior Subordinated Loan	14.00% PIK				04/2035		CAD	2,348	1,687	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Slaine Holdings LLC		Senior Subordinated Loan	10.17%	SOFR (M)	6.50%		05/2030			6,056	6,056	(e)(g)
											7,743		0.16%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, LP		Senior Subordinated Loan	11.00% PIK				03/2027			11	11	(e)
											11		—%
Software and Services
BCTO Ignition Purchaser, Inc.		Senior Subordinated Loan	11.17% PIK	SOFR (Q)	7.50%		10/2030			1,767	1,767	(e)
Cascade Intermediate II, Inc.		Senior Subordinated Loan	13.00% PIK				09/2033			460	453	(e)
WPT Intermediate Holdco, Inc.		Senior Subordinated Loan	13.25% PIK				05/2029			23,167	20,155	(e)
											22,375		0.45%
Sports, Media and Entertainment
22 HoldCo Limited	United Kingdom	Senior Subordinated Loan	11.51% PIK	SONIA (S)	7.50%		08/2033			£2,297	3,040	(e)
22 HoldCo Limited	United Kingdom	Senior Subordinated Loan	11.58% PIK	SONIA (S)	7.50%		08/2033			£3,745	4,957	(e)
Eagle Football Holdings BidCo Limited	United Kingdom	Senior Subordinated Loan	20.00% PIK				12/2026			31	27	(e)(g)
Eagle Football Holdings BidCo Limited	United Kingdom	Senior Subordinated Loan					12/2026			28	28	(e)
PFL MMA LLC		Senior Subordinated Loan	8.00% PIK				01/2036			9	7	(e)
											8,059		0.16%
Transportation
Nordic Ferry Infrastructure AS	Norway	Senior Subordinated Loan	9.16%	NIBOR (Q)	5.00%		11/2031		NOK	207,385	21,418	(e)
Nordic Ferry Infrastructure AS	Norway	Senior Subordinated Loan	7.01%	EURIBOR (Q)	5.00%		11/2031			€17,459	20,180	(e)
											41,598		0.84%
Utilities
BNZ TopCo B.V.	Netherlands	Senior Subordinated Loan	8.88%	EURIBOR (Q)	6.75%		10/2030			€3,980	4,508	(e)(g)
											4,508		0.09%

TOTAL SUBORDINATED LOANS (Cost $248,524)											251,114		5.08%

CORPORATE BONDS(b)(c)
Capital Goods
Wilsonart LLC			11.00%				08/2032			12,900	9,349	(d)
											9,349		0.19%
Commercial and Professional Services
Antenore Bidco SpA	Italy		8.78%				10/2030			€4,850	5,606	(e)
LABL, Inc.							11/2028			2,212	1,150	(d)(e)(i)
LABL, Inc.							11/2028			7,789	4,050	(d)(e)(i)
LABL, Inc.							10/2031			4,790	2,491	(d)(e)(i)
NBLY 2021-1			3.58%				04/2051			24	23	(d)(e)
Neptune BidCo US Inc.			9.29%				04/2029			8,991	9,007	(d)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
VRC Companies, LLC			12.00% (2.00% PIK)				06/2028		27	27	(e)
										22,354		0.45%
Consumer Services
AUTHB 2021-1			3.73%				07/2051		24	22	(d)(e)
SERV 2020-1			3.34%				01/2051		23	21	(d)(e)
										43		—%
Energy
Enviva Partners LP / Enviva Partners Finance Corp							01/2027		17,217	—	(d)(e)(i)
ITT Holdings LLC			6.50%				08/2029		13,884	13,496	(d)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp			6.00%				12/2030		10,093	10,039	(d)
Venture Global LNG Inc			8.38%				06/2031		4,997	5,195	(d)
										28,730		0.58%
Equity Real Estate Investment Trusts (REITs)
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL			4.50%				04/2027		8,321	8,162	(d)
										8,162		0.17%
Financial Services
BCC Blueprint Investments, LLC			9.30% PIK				09/2026		916	916	(d)(e)
HighTower Holding, LLC			6.75%				04/2029		3,280	3,206	(d)
PROSE 2024-3			8.85%				10/2054		25,000	25,172	(d)(e)
Trinity Capital Inc			7.54%				10/2027		20,300	20,279	(e)
TriplePoint Venture Growth BDC Corp			9.11%				02/2028		17,100	16,975	(e)
WAX 2022-1			5.50%				03/2052		18,288	18,147	(d)(e)
										84,695		1.71%
Food, Beverage and Tobacco
Primo Water Holdings Inc / Triton Water Holdings Inc			6.25%				04/2029		100	100	(d)
										100		—%
Health Care Equipment and Services
Integer Holdings Corp			1.88%				03/2030		1,494	1,426
MPH Acquisition Holdings LLC			6.00% (0.95% PIK)				03/2031		4,302	2,882	(d)
Team Health Holdings, Inc.			8.38%				06/2028		6,000	5,925	(d)
										10,233		0.21%
Insurance
SQ ABS Issuer, LLC			7.80%				10/2039		1,060	1,060	(e)
										1,060		0.02%
Materials
Trident TPI Holdings, Inc.			12.75%				12/2028		6,102	5,941	(d)
										5,941		0.12%
Pharmaceuticals, Biotechnology and Life Sciences

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
IGEA BIDCO S.P.A	Italy		7.75%				09/2031		€3,651	4,220	(e)
IGEA BIDCO S.P.A	Italy		8.73%				09/2031		€757	875	(e)
MASCO GROUP S.P.A.	Italy		8.73%				12/2031		€2,063	2,384	(e)
										7,479		0.15%
Software and Services
Cloud Software Group, Inc.			9.00%				09/2029		100	96	(d)
Cloud Software Group, Inc.			8.25%				06/2032		3,400	3,216	(d)
Practicetek Midco, LLC			14.00% PIK				08/2030		11,587	11,586	(e)
										14,898		0.30%
Sports, Media and Entertainment
Aventine Holdings II LLC			5.12% PIK				12/2030		16,355	12,594	(e)
Eagle Football Holdings BidCo Limited	United Kingdom		20.00% PIK				12/2026		21	17	(e)
Eagle Football Holdings BidCo Limited	United Kingdom						01/2027		223	38	(e)(i)
Eagle Football Holdings BidCo Limited	United Kingdom						12/2028		1,793	301	(e)(i)
Eagle Football Holdings BidCo Limited	United Kingdom		20.00% PIK				12/2028		38	38	(e)
										12,988		0.26%
Telecommunication Services
Zayo Group Holdings, Inc.			5.75%				03/2030		10,249	10,189	(d)
										10,189		0.21%

TOTAL CORPORATE BONDS (Cost $224,699)										216,221		4.38%

COLLATERALIZED LOAN OBLIGATIONS - DEBT(b)(c)(d)(e)
ABPCI 2022-11A ER	Cayman Islands		10.67%	SOFR (Q)	7.00%		01/2038		7,000	6,725
ABPCI 2023-12A ER	Jersey		11.92%	SOFR (Q)	8.25%		07/2037		2,850	2,810
ABPCI 2025-20A E			9.92%	SOFR (Q)	6.25%		04/2037		1,450	1,415
ABPF 2025-2A D	Cayman Islands		10.92%	SOFR (Q)	7.25%		10/2037		1,400	1,383
AIMCO 2024-22A E	Jersey		10.17%	SOFR (Q)	6.50%		04/2037		1,875	1,872
ANCHC 2019-13A ERR	Cayman Islands		10.17%	SOFR (Q)	6.50%		04/2038		5,000	4,845
ATRM 14A ER	Cayman Islands		10.17%	SOFR (Q)	6.50%		10/2037		5,600	4,506
ATRM 15A ER	Cayman Islands		10.17%	SOFR (Q)	6.50%		07/2037		1,875	1,637
BABSN 2023-1A ER	Cayman Islands		10.37%	SOFR (Q)	6.70%		04/2038		900	883
BALLY 2024-26A D	Cayman Islands		9.77%	SOFR (Q)	6.10%		07/2037		1,800	1,766
BSP 2016-9A ER2	Cayman Islands		9.57%	SOFR (Q)	5.90%		10/2037		3,125	3,062
BSP 2018-14A ER	Cayman Islands		9.82%	SOFR (Q)	6.15%		10/2037		5,500	5,424
BSP 2022-28A ER	Cayman Islands		9.07%	SOFR (Q)	5.40%		10/2037		500	490
BSP 2023-30A ER	Jersey		9.12%	SOFR (Q)	5.45%		04/2038		2,000	1,958

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
BSP 2023-31A ER	Jersey		10.84%	SOFR (Q)	7.17%		04/2038		375	368
BSP 2024-38A E	Cayman Islands		8.67%	SOFR (Q)	5.00%		01/2038		3,750	3,672
BYRDPK 2025-1A M	Cayman Islands						07/2038		860	17
CAVU 2021-1A ER	Cayman Islands		10.67%	SOFR (Q)	7.00%		07/2037		1,250	1,162
CAVU 2022-2A D2R	Cayman Islands		8.34%				03/2038		2,575	2,586
CAVU 2022-2A ER	Cayman Islands		10.12%	SOFR (Q)	6.45%		03/2038		2,950	2,943
CGMS 2020-1A DRR	Cayman Islands		8.62%	SOFR (Q)	4.95%		01/2038		3,750	3,501
CGMS 2022-2A ER	Cayman Islands		10.62%	SOFR (Q)	6.95%		01/2038		2,850	2,795
CGMS 2022-5A ER	Cayman Islands		10.77%	SOFR (Q)	7.10%		10/2037		4,190	4,100
CGMS 2024-1A E	Cayman Islands		10.59%	SOFR (Q)	6.92%		04/2037		1,096	1,096
CGMS 2024-3A E	Cayman Islands		10.07%	SOFR (Q)	6.40%		07/2036		3,250	3,191
CGMS 2024-5A E	Cayman Islands		9.32%	SOFR (Q)	5.65%		10/2036		1,500	1,471
CIFC 2018-5A ER	Cayman Islands		10.27%	SOFR (Q)	6.60%		07/2038		650	635
CIFC 2021-4A ER	Cayman Islands		9.87%	SOFR (Q)	6.20%		07/2037		1,000	985
CIFC 2021-5A ER	Cayman Islands		8.77%	SOFR (Q)	5.10%		01/2038		3,450	3,399
CIFC 2022-6A ER	Cayman Islands		9.42%	SOFR (Q)	5.75%		10/2038		438	430
CIFC 2022-7A ER	Cayman Islands		9.02%	SOFR (Q)	5.35%		01/2038		688	674
CIFC 2024-1A E	Cayman Islands		10.27%	SOFR (Q)	6.60%		04/2037		375	368
CPTPK 2024-1A E	Jersey		9.67%	SOFR (Q)	6.00%		07/2037		1,750	1,667
DRSLF 2022-104A ER	Cayman Islands		11.06%	SOFR (Q)	7.40%		08/2034		5,756	5,469
ELM12 2021-5A ER	Cayman Islands		9.57%	SOFR (Q)	5.90%		10/2037		1,475	1,380
ELM24 2023-3A ER	Cayman Islands		8.77%	SOFR (Q)	5.10%		01/2038		2,000	1,972
ELM30 2024-6A E	Cayman Islands		8.92%	SOFR (Q)	5.25%		07/2037		1,250	1,226
ELMW4 2020-1A ER	Cayman Islands		9.82%	SOFR (Q)	6.15%		04/2037		2,738	2,564
ELMW8 2021-1A ER	Cayman Islands		9.92%	SOFR (Q)	6.25%		04/2037		3,000	2,804
GLM 2022-12A ER	Jersey		9.37%	SOFR (Q)	5.70%		07/2037		2,100	2,060
HAMLN 2024-1A E	Jersey		9.07%	SOFR (Q)	5.40%		10/2037		2,018	1,929
INVCO 2023-2A ER	Jersey		11.55%	SOFR (Q)	7.88%		04/2038		1,600	1,554
KKR 2024-53A E	Cayman Islands		10.17%	SOFR (Q)	6.50%		01/2038		2,235	2,234
KLLM 2022-10A ER	Cayman Islands		8.57%	SOFR (Q)	4.90%		01/2038		2,750	2,527
KLLM 2024-15A E	Cayman Islands		10.37%	SOFR (Q)	6.70%		07/2037		538	502
KLLM 2A ER2	Cayman Islands		11.02%	SOFR (Q)	7.35%		10/2037		250	230
KLLM 6A ER2	Cayman Islands		10.92%	SOFR (Q)	7.25%		10/2037		1,820	1,684
KLLM 9A ER	Cayman Islands		10.02%	SOFR (Q)	6.35%		01/2038		2,000	1,759
MAGNE 2022-33A ER	Cayman Islands		9.22%	SOFR (Q)	5.55%		10/2037		5,875	5,843

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
MAGNE 2025-43A E	Cayman Islands		10.17%	SOFR (Q)	6.50%		07/2038		255	254
MDPK 2014-14A FR	Cayman Islands		11.70%	SOFR (Q)	8.03%		10/2030		1,030	833
MDPK 2016-20A ERR	Cayman Islands		10.07%	SOFR (Q)	6.40%		10/2037		2,728	2,330
MDPK 2018-30A D2R	Cayman Islands		8.50%				07/2037		750	749
MDPK 2018-31A ER	Cayman Islands		10.07%	SOFR (Q)	6.40%		07/2037		650	577
MDPK 2018-32A ER2	Cayman Islands		10.07%	SOFR (Q)	6.40%		07/2037		6,050	5,258
MDPK 2019-34A ERR	Cayman Islands		10.17%	SOFR (Q)	6.50%		10/2037		1,700	1,481
MDPK 2021-59A ER	Cayman Islands		10.07%	SOFR (Q)	6.40%		04/2037		2,860	2,474
MDPK 2022-60A ER	Cayman Islands		10.17%	SOFR (Q)	6.50%		10/2037		5,625	5,149
MDPK 2023-63A ER	Cayman Islands		9.67%	SOFR (Q)	6.00%		07/2038		1,500	1,381
MDPK 2024-66A E	Cayman Islands		9.17%	SOFR (Q)	5.50%		10/2037		2,500	2,356
MDPK 2024-68A E	Jersey		8.77%	SOFR (Q)	5.10%		01/2038		2,375	2,212
NEUB 2025-60A E	Cayman Islands		10.15%	SOFR (Q)	6.48%		04/2039		1,100	1,098
NMC CLO-2A ER	Cayman Islands		9.37%	SOFR (Q)	5.70%		01/2038		938	910
OAKC 2016-13A ER2	Cayman Islands		9.42%	SOFR (Q)	5.75%		10/2037		1,220	1,196
OAKC 2020-6A ER2	Cayman Islands		8.92%	SOFR (Q)	5.25%		10/2037		1,100	1,082
OAKC 2021-10RA E	Cayman Islands		8.52%	SOFR (Q)	4.85%		07/2038		1,800	1,738
OAKC 2021-9A ER	Cayman Islands		9.17%	SOFR (Q)	5.50%		10/2037		2,050	2,038
OCP 2015-10A ER3	Cayman Islands		9.02%	SOFR (Q)	5.35%		01/2038		1,000	979
OCPA 2023-29A ER	Jersey		8.67%	SOFR (Q)	5.00%		01/2036		1,000	950
OCPA 2025-41A D2	Cayman Islands		8.00%				04/2037		1,500	1,500
OCT61 2023-2A ER	Cayman Islands		11.56%	SOFR (Q)	7.89%		04/2038		850	835
OCT63 2024-2A E	Cayman Islands		10.17%	SOFR (Q)	6.50%		07/2037		1,167	1,146
PIPK 2025-18A E	Cayman Islands		9.42%	SOFR (Q)	5.75%		04/2038		1,250	1,225
PXLY 2024-1A E	Cayman Islands		8.67%	SOFR (Q)	5.00%		01/2037		6,050	5,589
SIXST 2022-21A ER	Cayman Islands		9.42%	SOFR (Q)	5.75%		10/2037		2,025	1,962
SIXST 2024-27A E	Cayman Islands		8.92%	SOFR (Q)	5.25%		01/2038		1,750	1,694
SIXST 2025-28A E	Cayman Islands		9.12%	SOFR (Q)	5.45%		04/2038		425	416
STKPK 2022-1A ER	Jersey		9.82%	SOFR (Q)	6.15%		10/2037		1,688	1,459
SYMP 2022-33A E1R	Jersey		9.02%	SOFR (Q)	5.35%		01/2038		1,250	1,155
SYMP 2023-40A ER	Bermuda		8.92%	SOFR (Q)	5.25%		01/2038		1,500	1,469
VOYA 2021-3A D2R	Cayman Islands		8.15%				04/2038		1,875	1,879
VOYA 2021-3A ER	Cayman Islands		9.57%	SOFR (Q)	5.90%		04/2038		2,500	2,450
VOYA 2024-1A E	Cayman Islands		10.32%	SOFR (Q)	6.65%		04/2037		1,682	1,679
VOYA 2025-2A E	Cayman Islands		9.92%	SOFR (Q)	6.25%		07/2038		2,775	2,774

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
										171,850		3.48%

TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $180,641)										171,850		3.48%

COLLATERALIZED LOAN OBLIGATIONS - EQUITY(d)(e)
AIMCO 2020-11A SUB	Cayman Islands		15.63%				10/2034		7,971	5,251
AIMCO 2021-16A SUB	Cayman Islands		10.59%				07/2037		5,882	3,193
AIMCO 2023-20A SUB	Cayman Islands		18.38%				10/2038		1,543	1,228
AIMCO 2024-22A SUB	Jersey		10.26%				04/2037		700	482
AIMCO 2025-23A SUB	Cayman Islands		16.70%				04/2038		8,870	6,788
AIMCO 2025-28A SUB	Cayman Islands		11.50%				01/2039		8,890	8,293
AIMCO CLO 30, LTD.			21.00%				11/2030		1,190	1,190
ANCHC 2021-19A SUB	Cayman Islands		11.73%				10/2038		1,120	603
ANCHC 2021-20A SUB	Cayman Islands		4.25%				01/2035		3,500	768
ANCHC 2021-20X SUB	Cayman Islands		0.86%				01/2035		1,150	252
ANCHF 2015-1A SBR2	Cayman Islands						07/2037		4,860	1,210
ANCHF 2015-2A SBR	Cayman Islands						04/2038		4,550	420
ANCHF 2016-3A SUBR	Cayman Islands						01/2039		3,360	1,989
ANCHF 2016-4A SUB	Cayman Islands						04/2039		4,830	2,478
ANCHF 2018-5A SUB2	Cayman Islands						04/2036		4,682	158
ANCHF 2018-6A SUB2	Cayman Islands						07/2036		1,800	29
ANCHF 2019-7A SUB2	Cayman Islands						04/2037		1,420	234
ANCHF 2019-8A SUB	Cayman Islands						07/2037		404	183
ANCHF 2019-9A SUB	Cayman Islands						10/2037		930	551
ANCHF 2020-10A SUB	Cayman Islands						04/2038		1,731	1,089
ANCHF 2025-18A SUB	Cayman Islands		8.38%				10/2040		18,608	16,354
ANCHF 2025-19A SUB	Cayman Islands		15.80%				10/2040		20,560	16,181
ANCHF 2026-20 SUB Warehouse			8.30%				06/2026		5,065	5,065
ANCHF 2026-20A SUB	Cayman Islands						04/2042		5,065	5,065	(k)
ATRM 14A SUB	Cayman Islands		8.71%				10/2037		17,839	5,524
ATRM 14X SUB	Cayman Islands		6.00%				10/2037		510	158
ATRM 15A SUB	Cayman Islands		6.54%				01/2031		4,080	906
BALLY 2022-21X SUB	Jersey		9.44%				10/2037		2,730	1,638
BALLY 2024-26A SUB	Cayman Islands		11.84%				07/2037		2,760	1,423
BCC 2017-2A SUB	Cayman Islands		15.83%				07/2037		7,371	2,127
BCC 2018-1A SUB	Cayman Islands						04/2031		1,420	13

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
BCC 2019-2A SUB	Cayman Islands		82.06%				10/2032		810	140
BCC 2021-2A SUB	Cayman Islands		41.92%				07/2034		1,000	181
BCC 2022-1A SUB	Cayman Islands		16.78%				10/2038		26,712	6,365
BCC 2024-2A SUB	Jersey		8.41%				07/2037		1,620	783
BERRY 2024-1A M	Jersey						10/2037		3,580	194
BERRY 2024-1A SUB	Jersey		10.63%				10/2037		3,580	1,847
BSP 2023-32A SUB	Jersey		16.62%				10/2038		740	563
BSP 2024-37A SUB	Cayman Islands		13.31%				01/2038		6,670	5,008
BYRDPK 2025-1A SUB	Cayman Islands		16.58%				07/2038		860	500
CEDF 2021-14A SUB	Cayman Islands		12.29%				07/2033		1,450	428
CGMS 2018-3A SUB	Cayman Islands						10/2030		750	1
CGMS 2018-4A SUB	Cayman Islands		10.78%				01/2031		3,487	1,090
CGMS 2019-3A SUB	Cayman Islands		10.55%				04/2037		6,943	3,460
CGMS 2021-2A SUB	Cayman Islands		13.44%				04/2038		6,457	3,321
CGMS 2021-4A SUB	Cayman Islands						04/2034		3,060	480
CGMS 2021-5A SUB	Cayman Islands		12.63%				03/2038		500	208
CGMS 2021-8A SUBA	Cayman Islands		12.89%				10/2034		1,162	447
CGMS 2022-6A SUB	Cayman Islands		16.22%				10/2038		836	554
CGMS 2023-1A SUB	Cayman Islands		14.22%				07/2037		8,000	4,148
CGMS 2023-2A SUB	Cayman Islands		15.64%				07/2038		8,377	4,681
CGMS 2023-5A SUB	Cayman Islands						01/2036		3,080	878
CGMS 2024-3A SUB	Cayman Islands		11.52%				07/2036		3,750	1,987
CGMS 2024-5A INC	Cayman Islands		11.40%				10/2036		2,580	1,536
CGMS 2025-5A SUB	Cayman Islands		12.10%				01/2039		7,675	6,704
CIFC 2018-1A SUB	Cayman Islands		8.84%				01/2038		3,982	1,130
CIFC 2018-5A SUB	Cayman Islands		10.42%				07/2038		500	187
CIFC 2019-1A SUB	Cayman Islands		16.05%				10/2037		8,702	3,858
CIFC 2019-5A INC	Cayman Islands		17.16%				10/2038		1,230	706
CIFC 2020-3A SUB	Cayman Islands		14.03%				10/2038		1,547	821
CIFC 2021-2A SUB	Cayman Islands		13.24%				04/2034		5,508	2,412
CIFC 2021-5A SUB	Cayman Islands		12.24%				01/2038		7,301	3,652
CIFC 2021-7A SUB	Cayman Islands		15.44%				01/2035		250	128
CIFC 2022-2A SUBB	Cayman Islands		12.78%				04/2035		1,900	663
CIFC 2022-5A SUB	Cayman Islands		15.92%				03/2038		10,376	5,901
CIFC 2024-3A SUB	Cayman Islands		8.74%				07/2037		680	422

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
CIFC 2024-4A SUB	Cayman Islands		11.33%				10/2037		3,570	2,445
CIFC 2025-3A SUB	Cayman Islands		12.92%				07/2038		7,712	5,978
CIFC 2025-4A SUB	Cayman Islands		12.97%				10/2038		8,240	6,160
CIFC 2025-7A SUB	Cayman Islands		13.17%				01/2039		9,135	7,989
CLRMPK 2025-1A M	Cayman Islands						04/2038		12,479	365
CLRMPK 2025-1A SUB	Cayman Islands		13.91%				04/2038		12,479	7,075
DCLO 2021-1A SUB	Cayman Islands		14.10%				10/2037		1,445	1,068
DCLO 2025-9A SUB	Cayman Islands		17.95%				04/2038		1,120	836
DRSLF 2022-98A SUB	Cayman Islands		24.77%				04/2035		4,000	1,131
DRSLF 2022-98X SUB	Cayman Islands		24.77%				04/2035		1,000	283
ELM11 2021-4A SUB	Cayman Islands		15.28%				10/2034		4,320	2,473
ELM15 2022-2A INC	Jersey		12.68%				04/2035		3,050	1,209
ELM24 2023-3A SUB	Cayman Islands		9.72%				12/2033		1,555	680
ELM26 2024-1A SUB	Cayman Islands		7.78%				04/2037		865	430
ELM32 2024-8A SUB	Cayman Islands		11.16%				10/2037		3,450	1,896
ELM35 2024-11A SUB	Cayman Islands		10.95%				10/2037		1,990	1,309
ELM44 2025-7A SUB	Cayman Islands		11.88%				10/2038		11,760	8,910
ELMW8 2021-1A SUB	Cayman Islands		9.21%				01/2034		2,003	312
ELMW8 2021-1X SUB	Cayman Islands		9.18%				01/2034		385	60
HPPK 2024-1A SUB	Jersey		13.23%				10/2037		2,900	1,542
INVCO 2021-2A SUB	Cayman Islands						07/2034		440	67
INVCO 2021-2A Y	Cayman Islands						07/2034		44	9
INVCO 2021-3A SUB	Cayman Islands		8.84%				10/2034		2,700	498
INVCO 2021-3A Y	Cayman Islands						10/2034		270	60
INVCO 2021-3X SUB	Cayman Islands		8.84%				10/2034		957	177
INVCO 2021-3X Y	Cayman Islands						10/2034		96	21
INVCO 2023-1A SUB	Jersey		16.80%				04/2037		2,695	1,260
INVCO 2023-1A Y	Jersey						04/2037		270	101
KKR 2024-50A SUB	Cayman Islands		6.14%				04/2037		1,948	760
KKR 2024-53A SUB	Cayman Islands		10.89%				01/2038		7,000	4,419
KKR 2024-56A SUB	Cayman Islands		13.15%				10/2037		4,240	2,704
KKR 32A SUB	Cayman Islands		23.60%				04/2037		770	265
KLLM 2024-18A SUB	Cayman Islands		13.84%				01/2038		8,160	4,531
KLLM 2024-20A SUB	Cayman Islands		13.98%				01/2038		11,050	6,903
KLLM 7A SUB	Cayman Islands		8.49%				04/2037		4,000	969

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
MAGNE 2020-28A SUB	Cayman Islands		13.93%				01/2035		9,666	5,150
MAGNE 2024-38A SUB			8.20%				04/2037		362	215
MAGNE 2024-42A SUB	Cayman Islands		13.56%				01/2038		680	430
MAGNE 2024-44A SUB			12.52%				10/2037		4,670	3,146
MAGNE 2025-43A SUB	Cayman Islands		15.55%				07/2038		1,160	780
MAGNE 2025-48A SUB	Cayman Islands		9.98%				10/2038		9,560	6,805
MAGNE 2025-51A SUB	Cayman Islands		10.82%				10/2038		10,940	8,443
MAGNE 2026-55A SUB	Cayman Islands						04/2039		9,595	8,636	(k)
Magnetite LV, Limited	Cayman Islands		22.00%				11/2026		5,593	5,593
MDPK 2015-17A SUB	Cayman Islands		9.47%				07/2045		35,192	2,432
MDPK 2015-17X SUB	Cayman Islands		9.47%				07/2030		3,660	253
MDPK 2016-22A SUB	Cayman Islands		13.88%				01/2033		10,434	3,281
MDPK 2018-28A SUB	Cayman Islands		9.50%				07/2030		1,750	380
MDPK 2018-30A SUB	Cayman Islands		9.03%				07/2027		12,921	3,892
MDPK 2018-31A SUB	Cayman Islands		8.60%				07/2037		6,206	1,582
MDPK 2018-32A SUB	Cayman Islands		10.55%				01/2048		4,105	1,128
MDPK 2018-32X SUB	Cayman Islands		9.41%				01/2048		710	195
MDPK 2019-34A SUB	Cayman Islands		8.77%				04/2048		870	235
MDPK 2019-37A SUB	Cayman Islands		7.40%				04/2037		9,909	3,159
MDPK 2021-38A SUB	Cayman Islands		10.97%				10/2038		1,770	745
MDPK 2021-50A SUB	Cayman Islands		34.31%				04/2034		2,500	602
MDPK 2021-59A SUB	Cayman Islands		6.11%				04/2037		5,865	1,726
MDPK 2021-59X SUB	Cayman Islands		3.55%				04/2037		1,500	441
MDPK 2022-53A SUB	Cayman Islands		5.81%				04/2035		6,600	1,269
MDPK 2022-55A SUB	Cayman Islands		19.47%				07/2037		3,025	1,143
MDPK 2022-60A SUB	Cayman Islands		6.94%				10/2037		691	354
MDPK 2023-63A SUB	Cayman Islands		10.82%				07/2038		7,343	3,761
MDPK 2024-66A SUB	Cayman Islands		12.41%				10/2037		1,910	1,114
MDPK 2024-67A SUB	Cayman Islands		8.88%				04/2037		265	126
MDPK 2025-71A SUB	Cayman Islands		16.64%				04/2038		3,000	1,817
MDPK 2025-72A SUB	Cayman Islands		13.54%				07/2038		8,300	6,332
MDPK 2025-75A SUB	Cayman Islands		11.70%				01/2039		11,755	9,742
OAKC 2012-7A SUB	Cayman Islands		11.37%				02/2038		500	210
OAKC 2015-11A SUB	Cayman Islands		7.88%				04/2037		500	215
OAKC 2015-12A SUB	Cayman Islands		6.35%				04/2037		12,070	4,979

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
OAKC 2016-13A SUB	Cayman Islands		7.87%				10/2037		2,320	964
OAKC 2016-13X SUB	Cayman Islands		7.87%				01/2030		1,100	457
OAKC 2017-14A SUB	Cayman Islands		10.25%				07/2037		3,043	1,759
OAKC 2017-15A SUB	Cayman Islands		8.06%				01/2030		10,142	3,803
OAKC 2018-1A SUB	Cayman Islands		8.33%				04/2037		1,913	1,209
OAKC 2019-2A SUB	Cayman Islands		11.11%				01/2038		670	404
OAKC 2019-3A SUB	Cayman Islands		9.43%				07/2032		3,110	1,666
OAKC 2020-5A SUB	Cayman Islands		8.60%				10/2037		3,370	2,252
OAKC 2020-6A SUB	Cayman Islands		9.06%				10/2037		3,209	2,450
OAKC 2021-16A SUB	Cayman Islands		13.10%				10/2034		5,988	3,434
OAKC 2021-8A SUB	Cayman Islands		11.26%				01/2038		640	367
OAKC 2021-9A SUB	Cayman Islands		9.67%				10/2037		1,190	830
OCP 2015-10A SUB	Cayman Islands		16.89%				01/2038		11,130	4,113
OCP 2018-15A SUB	Cayman Islands		12.20%				07/2031		12,753	4,613
OCP 2021-21A SUB	Cayman Islands		15.20%				01/2038		1,480	745
OCP 2022-24A SUB	Cayman Islands		19.58%				10/2037		1,710	758
OCP 2023-30A SUB	Jersey		19.58%				01/2039		3,971	2,838
OCP 2024-34A SUB			10.47%				10/2037		750	437
OCP 2025-48A SUB	Cayman Islands		10.70%				12/2038		8,270	6,720
OCP 2026-49A SUB	Cayman Islands						04/2039		315	262
OHACP 2024-17A SUB	Cayman Islands		11.31%				01/2038		2,070	1,414
OHALF 2013-1A SUB	Cayman Islands		10.94%				04/2037		1,935	541
OHALF 2016-1A SUB	Cayman Islands		14.96%				07/2037		10,837	4,994
PXLY 2024-1A M	Cayman Islands						01/2037		40,225	1,609
PXLY 2024-1A SUB	Cayman Islands		11.82%				01/2037		40,225	19,602
RRAM 2021-17A SUB	Cayman Islands		15.75%				07/2034		1,000	251
RRAM 2021-19A SUB	Cayman Islands		15.79%				10/2121		1,226	816
RRAM 2022-21A SUB	Bermuda		8.70%				01/2123		13,070	5,950
RRAM 2023-26A SUB	Cayman Islands		17.19%				04/2123		14,483	8,369
RRAM 2023-27A SUB	Bermuda		14.61%				10/2123		3,160	2,384
RRAM 2024-29RA SUB	Cayman Islands		13.98%				07/2039		8,025	4,125
RRAM 2024-30A SUB	Bermuda		10.69%				07/2036		6,000	4,177
RRAM 2024-31A SUB	Cayman Islands		13.29%				10/2039		6,230	4,347
RRAM 2024-33A SUB	Bermuda		9.16%				10/2039		3,850	2,726
RRAM 2025-38A SUB	Cayman Islands		12.09%				04/2040		2,240	1,548

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
RRAM 2025-42A SUB	Cayman Islands		11.83%				07/2122		4,071	2,478
SIXST 2020-16A SUB	Cayman Islands		20.55%				10/2032		1,068	634
SIXST 2021-17A SUB	Cayman Islands		16.98%				04/2125		6,000	3,143
SIXST 2022-21A SUB	Cayman Islands		13.55%				10/2037		4,161	1,945
SIXST 2023-22A SUB	Cayman Islands		13.53%				04/2125		7,000	3,765
SIXST 2025-28A SUB	Cayman Islands		10.98%				04/2125		1,703	959
SIXST 2025-29A SUB	Cayman Islands		11.94%				07/2038		480	337
SIXST 2025-30A SUB	Cayman Islands		11.96%				07/2038		485	333
SIXST 2025-31A SUB	Cayman Islands		11.50%				01/2039		10,415	8,905
SPEAK 2024-11A SUB	Cayman Islands		15.61%				07/2037		3,300	2,332
STKPK 2022-1A M	Jersey						10/2037		17,520	514
STKPK 2022-1A SUB	Jersey		11.86%				10/2037		17,520	7,704
VOYA 2024-1A SUB	Cayman Islands		11.40%				04/2037		3,104	2,039
VOYA 2025-2A SUB	Cayman Islands		13.71%				07/2038		9,503	7,630
										467,085		9.46%

TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $597,548)										467,085		9.46%

MORTGAGE-BACKED SECURITY(d)(e)
Financial Services
CAIF 1	Ireland		9.49%	SONIA (Q)	6.45%		08/2035		£10,690	14,014
CPFTR 2025-1			8.38%				07/2026		18,135	18,184
JPMMT 2026-ACES1			4.65%				04/2066		468,435	25,079
JPMMT 2026-ACES1			4.65%				04/2066		6	3
										57,280		1.16%

TOTAL MORTGAGE-BACKED SECURITY (Cost $57,460)										57,280		1.16%

PRIVATE ASSET-BACKED INVESTMENT(b)(c)(d)(e)
Consumer Services
CFG Investments WH Limited			9.78%	SOFR (Q)	6.00%		03/2031		664	664	(g)
										664		0.01%
Data Centers
Vantage Data Centers Europe S.a r.l.	Luxembourg		8.64%	EURIBOR (B)	6.75%		05/2029		€3,974	4,593	(g)
										4,593		0.09%
Financial Services
Adonis Financial Funding, LLC							12/2026		417	54	(g)(i)
ASF VII WAGNER B L.P.,	United Kingdom		9.67%	SOFR (Q)	6.00%		08/2028		65	65
ASF VII WAGNER B L.P.,	United Kingdom		8.02%	EURIBOR (Q)	6.00%		08/2028		€56	65

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
ASF VII WAGNER L.P.,	United Kingdom		9.67%	SOFR (Q)	6.00%		08/2028			139	139
ASF VII WAGNER L.P.,	United Kingdom		8.02%	EURIBOR (Q)	6.00%		08/2028			€120	138
Cannon Bridge Designated Activity Company	Ireland		14.10%	EURIBOR (Q)	12.00%		07/2027			€2,862	3,249	(g)
Cannon Bridge Designated Activity Company	Ireland		8.00%	EURIBOR (S)	6.00%		07/2027			€1,394	1,611	(g)
DFC Global Facility Borrower III LLC			12.42%	SOFR (M)	8.75%		01/2028		CAD	2,567	1,845	(g)
DFC Global Facility Borrower III LLC			6.37%	CORRA (M)	4.07%		01/2028		CAD	31,509	22,651	(g)
Harbourvest Global Private Equity Limited	Guernsey		7.26%	SOFR (Q)	3.50%		06/2029			11,400	11,400	(g)
HarbourVest Structured Solutions 2025 Feeder L.P.			12.50%				03/2041			1,334	1,304
HarbourVest Structured Solutions 2025 L.P.			7.96%				03/2041			1,307	1,301	(g)
HarbourVest Structured Solutions 2025 L.P.			12.25%				03/2041			1,334	1,327	(g)
Hg Saturn 2 SumoCo Limited	Guernsey		10.67% (7.00% PIK)	SOFR (Q)	7.00%		01/2029			20,657	20,657
Isthmus Capital LLC			9.50%				06/2030			2,665	2,665
Isthmus Capital LLC							12/2049			—	63
Kohlberg Private Credit Investors Rated Feeder-L, L.L.C.			13.02%	SOFR (S)	9.25%		12/2036			1,558	1,543	(g)
Kohlberg Private Credit Investors Rated Feeder-L, L.L.C./Subordinated Notes 10/25							12/2036			202	202
Mars Downstop Loan Purchaser Trust			11.00%							9,697	3,280
MCF CLO 12 LLC			7.72%	SOFR (Q)	4.05%		02/2034			10,400	10,358
MidOcean CLO Equity Fund I, LP			9.00%							24,673	24,673
OKANAGAN 2024-1			10.80%	SOFR (M)	8.25%		12/2032			11,610	11,203
StepStone Boulder II, L.P.			8.55%	SOFR (S)	6.61%		04/2041			3,042	3,042	(g)
Sunbit Receivables Trust IV			10.67%	SOFR (M)	7.00%		04/2029			3,110	3,110	(g)
TI VI Holdings 1, L.P.	United Kingdom		9.31% PIK							2	1,882
Tikehau Green Diamond II CFO Equity LP	European Union		9.77%	EURIBOR (Q)	7.75%		12/2030			€2,216	1,867
Tikehau Ruby CLO Equity LP			12.02%	EURIBOR (Q)	10.00%					€3,054	827
Tikehau Topaz LP			12.67%	SOFR (Q)	9.00%					2,641	1,815
WPCG Aspire Holdings, LLC			11.50%				07/2033			10,477	10,399	(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
											142,735		2.89%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg		5.17%				12/2026		SEK	31,362	1,797
Illinois Investment S.a.r.l.	Luxembourg		25.00%				04/2029		SEK	10,050	1,061
Invesco Vaf V Investments, LLC			14.50%				07/2028			1,500	1,500
Invesco Vaf V Investments, LLC			14.50%				07/2028			1,667	1,667
Pallas Australia Feeder Trust	Australia		10.03%	BBSY (M)	6.46%		01/2028		AUD	6,921	4,775
Pallas NZ Funding Trust No. 1	New Zealand		9.36%	BBSY (M)	6.15%		07/2026		NZD	6,265	3,600	(g)
QUINTAIN INVESTMENTS HOLDINGS LIMITED	Jersey									£41	—
QUINTAIN INVESTMENTS HOLDINGS LIMITED	Jersey						08/2031			£29,040	44,654
											59,054		1.20%
Software and Services
Switch BBF, LLC			10.84%	SOFR (S)	7.17%		08/2027			1,342	1,342
											1,342		0.03%
Sports, Media and Entertainment
Orange Barrel Media, LLC			9.42%	SOFR (M)	5.75%		03/2027			4,784	4,784
Orange Barrel Media, LLC			9.42%	SOFR (M)	5.75%		03/2027			166	166	(g)
Orange Barrel Media, LLC			9.42%	SOFR (M)	5.75%		10/2027			6,536	6,536
											11,486		0.23%
Telecommunication Services
Dobson Ventures, LLC			11.50%				03/2029			1,890	1,881
											1,881		0.04%

TOTAL PRIVATE ASSET-BACKED INVESTMENT (Cost $214,451)											221,755		4.49%

PREFERRED EQUITY(b)(c)(d)(e)
Automobiles and Components
Automotive Keys Investor, LLC						12/2020		37,749			4	(j)
Automotive Keys Investor, LLC						01/2023		25,000			2	(j)
											6		—%
Capital Goods
Endurance PT Technology Holdings LLC			8.00% PIK			10/2025		81			82
											82		—%
Commercial and Professional Services
Denali Parent Holdings, L.P.		Series A	8.00% PIK			08/2025		94,500			1,108
KBS Topco, LLC						03/2024		901,730			—	(f)(j)
TCC Buyer Holdco, LLC						01/2026		1,131			1,131	(j)
UPBW Blocker, LLC			15.00% PIK			07/2025		410			45

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
WSC Ultimate Holdings, LLC		Class A	10.00% PIK			05/2024		1,020		122
										2,406		0.05%
Consumer Distribution and Retail
City Line Investments LLC		Class A	8.00% PIK			08/2023		30,038		30
GMP Hills, LP						11/2023		611,000		921	(j)
Metis Holdco, Inc.		Class A	7.00% PIK			05/2021		7,959		11,892
Monolith Brands Group, Inc.		Series A				04/2022		192,811		—	(j)
Royal Parent, LP		Class A	10.00% PIK			07/2024		293,000		304
										13,147		0.27%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00% PIK			10/2020		50,000		140
BPCP Pinnacle Holdings, Inc.						01/2026		24		24	(j)
Family First Bidco Limited	United Kingdom		12.50%			12/2022		20,838		28
Mustang Prospects Holdco, LLC		Class A				09/2024		54		55	(j)
OMERS Mahomes Investment Holdings LLC			15.00% PIK			07/2023		2		24
										271		0.01%
Financial Services
Aquarian Peninsula Holdings LLC			12.42%	SOFR (Q)	10.50%	12/2022		35,481,024		46,280
ASE Royal Aggregator, LLC		Class A				07/2023		1,646,000		2,212	(j)
MC CIF WEALTH MANAGEMENT (UK) LTD.	United Kingdom		12.00% PIK			08/2025		639		689
MC CIF WEALTH MANAGEMENT (UK) LTD.	United Kingdom		12.00% (6.00% PIK)			08/2025		639		663
StepStone Boulder II Equity, L.P.						03/2026		4,163,600		4,164	(j)
TVG-TMG Holdings, LLC		Series A				03/2022		50		50	(j)
										54,058		1.09%
Food, Beverage and Tobacco
Gotham Greens Holdings, PBC		Series E-1				06/2022		76,779		—	(f)(j)
										—		—%
Health Care Equipment and Services
Aerin Medical Inc.						12/2024		152,624		148	(j)
GMR Buyer Corp.			15.00% PIK			05/2024		10,550		13,884
Minerva Holdco, Inc.			10.75% PIK			02/2022		21,262		32,807
Olympia Acquisition, Inc.						02/2022		472		—	(j)
Olympia TopCo, L.P.						07/2021		2,184		—	(j)
OMERS Wildcats Investment Holdings LLC		Class A				08/2023		19		10	(j)
Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00% PIK			12/2020		50		61

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00% PIK			06/2021		5,980		6,934
Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00% PIK			10/2021		789		884
WSHP FC Holdings LLC						11/2024		5		—	(j)
										54,728		1.11%
Insurance
HIG Intermediate, Inc.			10.50%			12/2024		5,290		5,290
High Street HoldCo LLC		Series A-1	10.00% PIK			01/2022		3,898,354		6,361
High Street HoldCo LLC		Series A-2	10.00% PIK			01/2022		789,494		1,271
High Street HoldCo LLC		Series A-3	10.00% PIK			01/2022		389,813		623
High Street HoldCo LLC		Series A-4	10.00% PIK			01/2022		1,480,301		2,346
High Street HoldCo LLC		Series A-5	10.00% PIK			01/2022		347,693		546
High Street HoldCo LLC		Series A-6	10.00% PIK			01/2022		660,617		1,030
High Street HoldCo LLC		Series A-7	10.00% PIK			01/2022		938,771		1,440
High Street HoldCo LLC		Series A-8	10.00% PIK			11/2022		409,637		574
High Street HoldCo LLC		Series A-9	10.00% PIK			11/2022		97,533		136
High Street HoldCo LLC		Series A-10	10.00% PIK			12/2022		253,585		351
High Street HoldCo LLC		Series A-11	10.00% PIK			12/2022		331,611		457
High Street HoldCo LLC		Series A-12	10.00% PIK			44958		702,235		959
High Street HoldCo LLC		Series A-13	10.00% PIK			04/2023		214,572		288
High Street HoldCo LLC		Series A-14	10.00% PIK			07/2023		136,546		179
High Street HoldCo LLC		Series A-15	10.00% PIK			07/2023		711,315		929
										22,780		0.46%
Materials
Novipax Parent Holding Company, L.L.C.		Class A				12/2020		50		40	(j)
Plaskolite PPC Blocker LLC						10/2023		1		—	(j)
Plaskolite PPC Blocker LLC						05/2025		3,271		66	(j)
										106		—%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, LP		Class A	8.00% PIK			09/2020		83		199
Cobalt Holdings I, LP						10/2021		50		—
Cobalt Intermediate I, Inc.		Series A	13.75% PIK			10/2021		8,582		14,945
										15,144		0.31%
Software and Services
Activate holdings (US) Corp.						10/2023		50,000		69	(j)
Banyan Software Intermediate, Inc.			14.00% PIK			01/2026		17,849		21,223
Banyan Software Intermediate, Inc.			14.00% PIK			01/2026		26,813		30,751

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Banyan Software Intermediate, Inc.			14.00% PIK			01/2026		1,688		1,733
CBTS TopCo, L.P.			8.00% PIK			12/2024		1,100,000		1,236
Cority Parent, Inc.	Canada	Class A-1	9.00% PIK			07/2019		50		193
DCert Preferred Holdings, Inc.		Series A	10.50% PIK			05/2021		22,284		26,417
Diligent Preferred Issuer, Inc.			10.50% PIK			04/2021		1,476		2,336
Eclipse Topco, Inc.			12.50% PIK			09/2024		118		1,386
EZ Elemica Holdings, Inc.						09/2019		50		55	(j)
GSV PracticeTek Holdings, LLC		Class A	8.00% PIK			03/2021		269,272		236
ID.me, Inc.						08/2025		1,872,803		2,952	(j)
Jams Holdings LP			8.00% PIK			06/2025		139,000		181
Knockout Intermediate Holdings I Inc.			14.33% PIK	SOFR (S)	10.75%	06/2022		4,005		5,716
Magic Topco, L.P.		Class A	9.00% PIK			09/2020		37		38
ModMed Software Midco Holdings, Inc.			13.00% PIK			04/2025		13,000		14,153
Packers Software Intermediate Holdings, Inc.		Series A	11.00% PIK			11/2020		50		81
Packers Software Intermediate Holdings, Inc.		Series A-2	11.00% PIK			12/2020		18		28
Packers Software Intermediate Holdings, Inc.		Series A-3	11.00% PIK			11/2021		24		34
PCMI Ultimate Holdings, LP			9.00% PIK			03/2025		145		222
Peachtree Parent, Inc.		Series A	13.25% PIK			03/2019		25		63
Sunshine Software Holdings, Inc.		Series A	10.50% PIK			10/2021		15,929		17,162
SuperMoose NewCo, Inc.			15.00% PIK			04/2024		17,961		23,957
Wellington TopCo LP		Class A-2				06/2024		143,000		169	(j)
										150,391		3.04%
Sports, Media and Entertainment
CFC Funding LLC			9.75% PIK			07/2023		4,270		5,419
Fever Labs, Inc.						08/2024		59,428		313	(j)
Fever Labs, Inc.			13.50% PIK			06/2025		776		864
League One Volleyball, Inc.		Series B				07/2023		194		4	(j)
League One Volleyball, Inc.						09/2024		67		1	(j)
Melody TopCo LP			11.00% PIK			07/2025		1,199		2,284
Melody TopCo LP			11.00% PIK			07/2025		1,199		256
Propagate Content LLC			8.00% PIK			10/2025		0		35
										9,176		0.19%
Telecommunication Services
6DG TOPCO LIMITED	United Kingdom					02/2024		1,371,829,990		—	(j)
										—		—%
Transportation

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
FIP RR Holdings LLC			10.00% PIK			08/2025		12,191		13,456
Neovia Acquisition, LLC		Class B	17.77%	SOFR (Q)	12.50%	11/2022		718		1,104
										14,560		0.29%
Utilities
Ferrellgas, L.P.			8.96%			03/2021		8,898		10,179
										10,179		0.21%

TOTAL PREFERRED EQUITY (Cost $371,566)										347,034		7.03%

COMMON EQUITY
Automobiles and Components
Automotive Keys Investor, LLC		Class A				11/2020		62,749		—	(d)(e)(j)
Clarity Technologies Holdings, LP		Class A				09/2025		4,541		428	(d)(e)(j)
Continental Group Holdings, L.P.		Class A				07/2025		9,286		—	(d)(e)(j)
Highline PPC Blocker LLC						11/2020		500		108	(d)(e)(j)
Next Horizon Capital TireCo SPV, LP						03/2025		48,000		61	(d)(e)(j)
Sun TopCo, LP		Class A				09/2021		1,000		141	(d)(e)(j)
Victory Topco, LP		Class A-2				11/2023		2,510		691	(d)(e)(j)
										1,429		0.03%
Capital Goods
Align Precision Topco, L.P.		Class A				07/2025		1,486		55	(d)(e)(j)
Allclear Group LLC						05/2025		1,146		—	(d)(e)(j)
Dynamic NC Investment Holdings, LP						12/2020		50,000		91	(d)(e)(j)
Endurance PT Technology Holdings LLC						10/2025		90		10	(d)(e)(j)
GB Helios Holdings, L.P.		Series A				05/2024		59		115	(d)(e)(j)
HPCC Parent, Inc.						09/2024		148,775		1,410	(d)(e)(j)
IMPEL CV-B, LP						03/2025		130,381		102	(d)(e)(j)
Livewire Co-Invest Holdings, LP						01/2026		22		22	(d)(e)(j)
OPH NEP Investment, LLC		Class B				05/2024		2		850	(d)(e)(j)
										2,655		0.05%
Commercial and Professional Services
Bedrock Parent Holdings, LP		Class A				04/2021		644		54	(d)(e)(j)
Bluejack Fire Holdings, LLC						01/2025		195		184	(d)(e)(j)
Capstone Parent Holdings, LP		Class A				11/2020		50		90	(d)(e)(j)
Drogon Aggregator LP		Class A-2				08/2024		186,000		257	(d)(e)(j)
Elliott Davis Advisory HoldCo, LLC		Class A-1				07/2025		212,000		206	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Elliott Metron Co-Investor Aggregator L.P.						10/2022		1,000,000		1,838	(d)(e)(j)
GCM HVAC TOPCO, LLC		Class A				09/2024		756,697		890	(e)(j)
KBS Topco, LLC		Class A				03/2024		901,730		—	(d)(e)(f)(j)
KKR Nest Co-Invest L.P.						09/2021		50,000		67	(d)(e)(j)
Laboratories Topco LLC		Class A				07/2021		33,333		—	(d)(e)(j)
LBC Woodlands Holdings LP		Class A-1				07/2024		108,000		70	(d)(e)(j)
MS Precision Parent, LP						03/2025		179,000		202	(d)(e)(j)
New Insight Holdings, Inc.						07/2024		1,788		14	(d)(e)(f)(j)
Pond Management Group Holdings, LLC						11/2025		1,590		159	(d)(e)(j)
PSP Registrar Co-Investment Fund, L.P.		Class A				08/2021		50		46	(d)(e)(j)
RC V Tecmo Investor LLC						08/2020		50,000		93	(d)(e)(j)
Schill Holdings, LP						12/2025		123,000		123	(d)(e)(j)
Talon Holdings SCSP	Luxembourg	Class A				07/2025		319,000		373	(d)(e)(j)
TVG-MGT UPPER INTERMEDIATE HOLDINGS, LLC		Class A				08/2025		49		66	(e)(j)
Unity Purchaser, LLC		Class A				01/2025		358,000		356	(d)(e)(j)
UPBW Blocker, LLC						03/2024		4,700		573	(d)(e)(j)
UPBW Blocker, LLC		Class Ares				09/2024		304		37	(d)(e)(j)
VEIT Topco, LLC						12/2025		3,000		46	(e)(j)
WSC Ultimate Holdings, LLC		Class A				05/2024		95		46	(d)(e)(j)
										5,790		0.12%
Consumer Distribution and Retail
Arko Corp						12/2020		106		—	(d)(j)
Fastsigns Holdings Inc.						03/2019		50		97	(d)(e)(j)
GMF Group Holdings, LP						12/2025		303		303	(d)(e)(j)
KCAKE Holdings Inc.						05/2021		50		87	(d)(e)(j)
LJ Perimeter Co-Invest, L.P.		Class A				10/2022		50,052		38	(d)(e)(j)
Marcone Yellowstone Holdings, LLC		Class A				44,348.00		96		—	(d)(e)(j)
Metis Topco, LP						05/2021		50		109	(d)(e)(j)
REP WWP Coinvest IV, L.P.						01/2023		25,000		—	(d)(e)(j)
Restaurant Produce and Services Blocker, LLC		Tranche B				05/2023		50,000		41	(d)(e)(j)
Shur-Co HoldCo, Inc.						06/2021		500		115	(d)(e)(j)
Stonecourt IV Partners LP						10/2021		2,423,676		1,190	(d)(e)(j)
										1,980		0.04%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Consumer Durables and Apparel
Centric Brands L.P.		Class A				10/2020		21,364		324	(d)(e)(j)
DRS Holdings I, Inc.						11/2019		50		54	(d)(e)(j)
SEP Diamond Fund, L.P.						06/2024		2,337,086		4,131	(d)(e)(j)
										4,509		0.09%
Consumer Services
Aimbridge Topco, LLC						03/2025		11,970		629	(d)(e)(j)
Apex Service Partners Holdings, LLC		Series B				10/2023		44,263		2,018	(d)(e)(j)
BPCP Pinnacle Holdings, Inc.						10/2024		189		12	(d)(e)(j)
Calera XXVIII, LLC						12/2025		234,587		248	(e)(j)
CMG Buyer Holdings, Inc.						05/2022		5		87	(d)(e)(j)
Family First Bidco Limited	United Kingdom					12/2022		176		10	(d)(e)(j)
GS SEER Group Holdings LLC		Class A				04/2023		25		8	(d)(e)(j)
IHS Parent Holdings, L.P.		Class A				12/2022		25,000		27	(d)(e)(j)
KKR Game Changer Co-Invest Feeder II L.P.						06/2024		467,000		560	(d)(e)(j)
LBC Breeze Holdings LLC		Class A				12/2021		50		—	(d)(e)(j)
Leviathan Holdings, L.P.						12/2022		38,000		51	(d)(e)(j)
LH Equity Investors, L.P.						09/2025		667		737	(d)(e)(j)
Meaningful Partners Fitness Ventures Co-Investment LP						07/2024		686,000		817	(d)(e)(j)
Mustang Prospects Holdco, LLC		Class B				09/2024		54,103		23	(d)(e)(j)
Northwinds Services Group LLC						05/2023		60,684		87	(d)(e)(j)
OMERS Mahomes Investment Holdings LLC		Class A				11/2020		16		66	(d)(e)(j)
PestCo Holdings, LLC		Class A				01/2023		2		46	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		389,395		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
TSWT Holdings, LLC						11/2025		1		18	(d)(e)(j)
Vertex Service Partners Holdings, LLC		Class B				11/2023		33		25	(d)(e)(j)
ZBS Mechanical Group Co-Invest Fund 2, LLC						10/2021		50,000		137	(d)(e)(j)
ZBS Mechanical Group Co-Invest II Fund 2, LLC						02/2025		4,767		27	(d)(e)(j)
										5,633		0.11%
Energy
Enviva Inc.						12/2024		1,273,882		23,885	(j)
Galileo Co-Investment Trust I	New Zealand					07/2022		50,000		40	(d)(e)(j)
										23,925		0.48%
Financial Services
BCC Blueprint Investments, LLC						09/2021		921,829		1,907	(d)(e)(j)
Constellation Wealth Capital Fund, L.P.						01/2024		650,580		644	(d)(e)(j)
CWC Fund I (MFA) LP						08/2025		313,587		313	(d)(e)(j)
CWC Fund I Co-Invest (AlTi) LP						03/2024		3,276,000		3,988	(d)(e)(j)
CWC Fund I Co-Invest (Prism) LP						03/2024		2,374,000		2,828	(d)(e)(j)
Eagle Point Credit Co Inc						11/2025		350,002		1,316	(j)
Endeavor TopCo, Inc.		Class A				08/2024		323		525	(d)(e)(j)
GTCR (D) Investors LP						09/2023		39,339		91	(d)(e)(j)
Integrum Grit Co-Invest LP						07/2025		65,250		61	(d)(e)(j)
Jewel Bidco Limited	United Kingdom					05/2025		253		—	(d)(e)(f)(j)
Kelso XI Tailwind Co-Investment, L.P.						09/2023		48,023		86	(d)(e)(j)
Linden Structured Capital Fund II-A LP						07/2024		498,600		650	(d)(e)(j)
MC ACCELERATE CO-INVEST FEEDER LP						08/2025		1,000		1	(e)(j)
Oxford Lane Capital Corp.						11/2025		75,000		733	(j)
PCS Parent, L.P.		Class A				03/2024		80,000		80	(d)(e)(j)
Sera 2021 LLC		Class A				03/2021		4		147	(d)(e)(j)
TPG IX Cardiff CI II, L.P.						12/2024		2,299,421		2,911	(d)(e)(j)
TPG IX Cardiff CI II, L.P.						12/2025		255,802		324	(d)(e)(j)
TVG-TMG Holdings, LLC						03/2022		50		16	(d)(e)(j)
WAAM Topco, LLC		Class A				06/2023		45,831		172	(e)(j)
Wellington-Altus Financial Inc.	Canada					08/2024		74,001		4,319	(d)(e)(j)
										21,112		0.43%
Food, Beverage and Tobacco

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Forward Keystone Holdings, LP						03/2025		588,000		610	(d)(e)(j)
PPC CHG Blocker LLC						12/2021		1		83	(d)(e)(j)
SBC Aggregator LP						02/2025		1,247		1,689	(d)(e)(j)
Watermill Express Holdings, LLC		Class E				07/2025		805		—	(d)(e)(j)
										2,382		0.05%
Health Care Equipment and Services
Asclepius Holdings LLC						02/2022		448		—	(d)(e)(j)
AVE Holdings LP		Class A				03/2024		402		—	(d)(e)(j)
AVE Holdings LP		Class C				11/2023		983		—	(d)(e)(j)
BCPE Co-Invest (A), LP		Class A				02/2022		45,000		59	(d)(e)(j)
BCPE Hyperlink Holdings, LP		Class A				09/2025		4,683		55	(d)(e)(j)
BVI Group Limited						03/2025		532		342	(d)(e)(j)
CHPPR Holdings Inc.						12/2023		4,700		1,030	(e)(j)
Crown CT HoldCo Inc.		Class A				03/2022		5		58	(d)(e)(j)
Crown CT Management LLC						03/2022		1		9	(d)(e)(j)
Galaxy Topco I, L.P.						01/2026		98,000		98	(e)(j)
General Atlantic (USU) Blocker Collection Holdco, L.P.						04/2025		305,000		524	(d)(e)(j)
General Atlantic (USU-2) Coinvest, L.P.						10/2025		61,653		66	(d)(e)(j)
KOLN Co-Invest Unblocked, LP		Class A				03/2023		50		89	(d)(e)(j)
Network Investco BV	Netherlands					07/2022		1,073,830		2,979	(d)(e)(j)
Olympia TopCo, L.P.		Class A				09/2019		50,000		—	(d)(e)(j)
OMERS Bluejay Investment Holdings LP		Class A				07/2018		25		50	(d)(e)(j)
OMERS Wildcats Investment Holdings LLC		Class A				10/2019		216		114	(d)(e)(j)
SiroMed Equity Holdings, LLC						03/2018		3,703		10	(d)(e)(j)
VPP Group Holdings, L.P.						12/2021		50		62	(d)(e)(j)
VPP Group Holdings, L.P.		Class A2				03/2023		0		1	(d)(e)(j)
WSHP FC Holdings LLC						07/2022		374		6	(d)(e)(j)
										5,552		0.11%
Household and Personal Products
CDI Holdings I Corp.						12/2021		50		20	(d)(e)(j)
RMCF V CIV XLIV, L.P.						08/2021		54		9	(d)(e)(j)
Silk Holdings I Corp.						05/2023		228		604	(d)(e)(j)
TCI Holdings, LP						11/2024		9,050		930	(d)(e)(j)
										1,563		0.03%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Insurance
15484910 Canada Inc.	Canada					04/2025		2,225,693		1,553	(d)(e)(j)
CFCo, LLC		Class B				09/2023		5,035,395		—	(d)(e)(j)
High Street HoldCo LLC		Series A	10.00% PIK			04/2021		88,605		233	(d)(e)
High Street HoldCo LLC		Series C	10.00% PIK			04/2021		563,740		1,486	(d)(e)
INSZ Holdings, LLC						11/2022		31,139		59	(d)(e)(j)
INSZ Holdings, LLC						11/2023		1,073,000		2,032	(d)(e)(j)
Knight Holdings, LP						11/2025		8,042		80	(d)(e)(j)
Maple Acquisition Holdings, LP		Class A2				11/2023		13,871		327	(d)(e)(j)
MDCP Co-Investors (Jade I), L.P.						06/2025		2,490,000		3,462	(d)(e)(j)
Rocket Co-Invest, SLP	Luxembourg					03/2024		188,027		255	(d)(e)(j)
										9,487		0.19%
Materials
Adonis Acquisition Holdings Parent LLC						02/2025		66,089		1,605	(d)(e)(j)
Ardagh Holdings Sa						11/2025		1,836,906		14,483	(j)
ASP-r-pac Holdings LP		Class A				12/2021		514		46	(d)(e)(j)
Buckman PPC Co-Invest LP						06/2025		906,000		1,042	(d)(e)(j)
KNPAK Holdings, LP		Class A				07/2019		100,000		124	(d)(e)(j)
Meyer Parent, LLC						02/2024		12,000		7	(d)(e)(j)
NCP MSI Co-Invest, LP						03/2025		130,000		127	(d)(e)(j)
Novipax Parent Holding Company, L.L.C.		Class C				12/2020		50		—	(d)(e)(j)
Plaskolite PPC Blocker LLC						12/2018		10		—	(d)(e)(j)
Pretium PKG Holdings, Inc.						03/2026		47,346		955	(j)
										18,389		0.37%
Pharmaceuticals, Biotechnology and Life Sciences
Cobalt Holdings I, LP		Class A				10/2021		500		—	(d)(e)(j)
Creek Feeder, L.P.						12/2024		1,447,000		2,046	(d)(e)(j)
Gula Co-Invest II, L.P.						04/2025		28		37	(d)(e)(j)
WCI-BXC Investment Holdings, L.P.						11/2023		126,000		110	(d)(e)(j)
										2,193		0.04%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg	Class A				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class B				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class C				09/2021		3,400,700		—	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Illinois Investment S.a.r.l.	Luxembourg	Class D				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class E				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class F				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class G				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class H				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class I				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg					09/2021		1,310,564		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg					05/2022		106,292		—	(d)(e)(j)
										—		—%
Software and Services
Abingdon Global Acquisitions Limited	United Kingdom					03/2026		210		29	(d)(e)(j)
APG Holdings, LLC		Class A				01/2020		50,000		32	(d)(e)(j)
Astorg VII Co-Invest ERT	Luxembourg					01/2020		1,208,500		3,018	(d)(e)(j)
Avaya Holdings Corp.						05/2023		62,250		924	(j)
Bobcat Topco, L.P.		Class A-1				06/2023		56,770		48	(d)(e)(j)
BV-UFS Aggregator, LLC						12/2025		19,611		33	(d)(e)(j)
Consilio Investment Holdings, L.P.		Series A				09/2022		243		4	(d)(e)(j)
Consilio Investment Holdings, L.P.						05/2021		5,038		81	(d)(e)(j)
Cority Parent, Inc.	Canada	Class B-1				07/2019		47,536		2	(d)(e)(j)
Destiny Digital Holdings, L.P.						05/2021		3,076		45	(d)(e)(j)
Eclipse Investor Parent, L.P.		Class A				09/2024		102		91	(d)(e)(j)
Elliott Alto Co-Investor Aggregator L.P.						09/2022		500,000		1,333	(d)(e)(j)
EQT IX Co-Investment (E) SCSP						04/2021		5,000		97	(d)(e)(j)
H&F Unite Partners, L.P.						05/2019		50,032		87	(d)(e)(j)
Haveli Cascade Co-Invest I, L.P.						09/2025		97,000		96	(d)(e)(j)
iCapital, Inc.						04/2025		295,434		4,685	(d)(e)(j)
Insight PDI Holdings, LLC		Class A				03/2019		26,548		36	(d)(e)(j)
Magic Topco, L.P.		Class B				09/2020		12,975		52	(d)(e)(j)
Magnesium Co- Invest SCSp	Luxembourg					05/2022		5		58	(d)(e)(j)
Paradigmatic Holdco LLC						08/2024		1,057,325		—	(d)(e)(j)
PCMI Ultimate Holdings, LP		Class B				03/2025		34,526		—	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
RMS Group Holdings, Inc.						12/2021		6		13	(d)(e)(j)
Skywalker TopCo, LLC						11/2020		25,407		105	(d)(e)(j)
Sunshine Software Holdings, Inc.		Class A-1				10/2021		5,000		56	(d)(e)(j)
WP Victors Co-Investment, L.P.						08/2024		904,163		2,119	(d)(e)(j)
										13,044		0.26%
Sports, Media and Entertainment
AE EventsCo Holdings LLC						10/2025		7		73	(d)(e)(j)
AE EventsCo Holdings LLC						10/2025		10		102	(d)(e)(j)
AE EventsCo Holdings LLC						10/2025		5		48	(e)(j)
County Line South Properties, LLC		Class A				12/2024		8		2,428	(d)(e)(j)
Create Music Holdings, LLC						02/2026		27,853		310	(d)(e)(j)
Dolphin Center Properties, LLC		Class A				12/2024		8		599	(d)(e)(j)
Dundee Eros, LP						11/2024		1,682,452		1,804	(d)(e)(j)
Eagle Football Holdings Limited	United Kingdom					09/2023		14		—	(d)(e)(j)
FEH Group, LLC.		Class A				12/2024		8		83,231	(d)(e)(j)
GSM Rights Fund II LP						03/2025		561,641		571	(d)(e)(j)
Melody Holdings LP		Class A-1				07/2025		484		860	(d)(e)(j)
Melody Holdings LP		Class A-2				07/2025		484		96	(d)(e)(j)
Production Resource Group, L.L.C.						10/2025		3,010		124	(d)(e)(j)
Sandlot Action Sports, LLC						05/2024		3,384		34	(d)(e)(j)
South Florida Motorsports, LLC		Class A				12/2024		8		7,974	(d)(e)(j)
South Florida Tennis, LLC						10/2025		8		2,358	(d)(e)(j)
Stadium Coinvest (B)-III, L.P.						02/2025		650,000		749	(d)(e)(j)
										101,361		2.05%
Technology Hardware and Equipment
PerkinElmer Topco GP, L.L.C.		Class A-2				01/2022		365		54	(d)(e)(j)
Repairify Holdings, LLC		Class A				06/2021		1,655		29	(d)(e)(j)
										83		—%
Transportation
Neovia Acquisition, LLC						11/2022		6		—	(e)(j)
Providence Equity Partners IX-C L.P.						07/2025		52,177		61	(d)(e)(j)
										61		—%
Utilities
Apex Clean Energy TopCo, LLC		Class A				11/2021		149,776		25,336	(d)(e)(j)
Apex Clean Energy TopCo, LLC		Class B				07/2025		12,571		2,127	(d)(e)(j)
FIC Matterhorn CF Feeder, LP						08/2025		684		1	(d)(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
FIC Matterhorn CF, LP						08/2025		807,179		949	(d)(e)(j)
										28,413		0.58%

TOTAL COMMON EQUITY (Cost $172,589)										249,561		5.05%

WARRANTS(d)(j)
Commercial and Professional Services
New Insight Holdings, Inc.						07/2024		5,104		—	(e)(f)
Priority Waste Super Holdings, LLC						08/2023		4,247		—	(e)
Priority Waste Super Holdings, LLC						06/2024		1,937		—	(e)(f)
										—		—%
Food, Beverage and Tobacco
Gotham Greens Holdings, PBC						06/2022		31,842		—	(e)(f)
										—		—%
Health Care Equipment and Services
Air Medical Buyer Corp						03/2018		122		4	(e)
CHPPR Holdings Inc.						12/2023		13,942		1,588	(e)
CHPPR Holdings Inc.						12/2023		6,604		574	(e)
CHPPR Holdings Inc.						12/2023		7,625		1,670	(e)
CHPPR Holdings Inc.						12/2023		3,054		669	(e)
GMR Buyer Corp.						05/2024		192,771		5,410	(e)
GMR Buyer Corp.						12/2021		1,927		54	(e)
GMR Buyer Corp.						05/2024		766,284		21,506	(e)
Nomi Health, Inc.						07/2023		2,174		—	(e)
Nomi Health, Inc.						06/2024		4,857		5	(e)
										31,480		0.64%
Insurance
SelectQuote, Inc.						10/2024		57,965		—	(e)
										—		—%
Software and Services
ID.me, Inc.						01/2025		1,198,188		1,888	(e)
										1,888		0.04%
Sports, Media and Entertainment
Eagle Football Holdings Limited						12/2022		5		—	(e)
Eagle Football Holdings Limited						12/2022		5		—	(e)
Fever Labs, Inc.						06/2025		15,704		—	(e)
League One Volleyball, Inc.						01/2025		8		—	(e)
PFL MMA, Inc.						01/2026		3		—	(e)
										—		—%
Transportation
FIP RR Holdings LLC						08/2025		2,103		1,481	(e)
										1,481		0.03%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
TOTAL WARRANTS(Cost $3,486)										34,849	0.71%

Total Investments - (Cost $7,345,521)										7,214,153	146.05%

Liabilities in Excess of Other Assets										(2,274,631)	(46.05)%

Net Assets										$4,939,521	100.00%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)
____________________________________________________

(a)Investment holdings in foreign currencies are converted to U.S. dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. dollars unless otherwise noted.

(b)Variable rate loans to the Fund's portfolio companies bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate (“SOFR”), or an alternate base rate such as the Bank Bill Swap Bid Rate (“BBSY”), Bank Bill Benchmark Rate (“BKBM”), Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), Sterling Overnight Index Average (“SONIA”), Stockholm Interbank Offered Rate (“STIBOR”) or Warsaw Interbank Offered Rate (“WIBOR”), at the borrower’s option, which reset semi-annually (S), quarterly (Q), bi-monthly (B), or monthly (M). SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. Stated interest rates in this schedule represents the “all-in” rate as of March 31, 2026.

(c)Variable rate coupon rate shown as of March 31, 2026.

(d)These investments, which as of March 31, 2026 represented 144% of the Fund's net assets or 98% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for equity securities that may be subject to legal restrictions on sales.

(e)Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 4 to the consolidated financial statements).

(f)These assets are pledged as collateral under the Fund or the Fund's consolidated subsidiaries' various revolving credit facilities.

(g)As of March 31, 2026, the Fund had the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
15484880 Canada Inc.	1st Lien Delay Draw Term Loan	$72	$—	$72
15484880 Canada Inc.	1st Lien Revolving Loan	297	—	297
15484910 Canada Inc.	Subordinated Delay Draw Term Loan	445	—	445
3 Step Sports LLC	1st Lien Delay Draw Term Loan	1,472	—	1,472
3 Step Sports LLC	1st Lien Revolving Loan	123	(43)	80
Abingdon Global Acquisitions Limited	1st Lien Delay Draw Term Loan	291	—	291
Accommodations Plus Technologies LLC	1st Lien Revolving Loan	219	—	219
ACP Avenu Buyer, LLC	1st Lien Delay Draw Term Loan	2,973	—	2,973
ACP Avenu Buyer, LLC	1st Lien Revolving Loan	1,057	—	1,057
Acta GroupCo B.V.	1st Lien Delay Draw Term Loan	1,732	—	1,732
ACTFY Buyer, Inc.	1st Lien Delay Draw Term Loan	328	—	328
ACTFY Buyer, Inc.	1st Lien Revolving Loan	476	—	476
Activate holdings (US) Corp.	1st Lien Revolving Loan	579	—	579
Adonis Acquisition Holdings LLC	1st Lien Delay Draw Term Loan	430	—	430
Adonis Acquisition Holdings LLC	1st Lien Revolving Loan	1	(1)	—
Adonis Bidco, Inc.	1st Lien Delay Draw Term Loan	12,593	—	12,593
Adonis Bidco, Inc.	1st Lien Revolving Loan	5,688	—	5,688
Adonis Financial Funding, LLC	1st Lien Revolving Loan	417	(417)	—
Aduro Advisors, LLC	1st Lien Delay Draw Term Loan	1,006	—	1,006
Aduro Advisors, LLC	1st Lien Revolving Loan	597	—	597

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Aerin Medical Inc.	1st Lien Delay Draw Term Loan	754	—	754
AeriTek Global US Acquisition Inc.	1st Lien Revolving Loan	69	(13)	56
AI Titan Parent, Inc.	1st Lien Delay Draw Term Loan	1,387	—	1,387
AI Titan Parent, Inc.	1st Lien Revolving Loan	1,546	—	1,546
Airx Climate Solutions, Inc.	1st Lien Delay Draw Term Loan	1,289	—	1,289
Airx Climate Solutions, Inc.	1st Lien Revolving Loan	463	(44)	419
Alcami Corporation	1st Lien Revolving Loan	28	(9)	19
Alcresta Therapeutics, Inc.	1st Lien Delay Draw Term Loan	508	—	508
Alcresta Therapeutics, Inc.	1st Lien Revolving Loan	67	(16)	51
Aldinger Company	1st Lien Delay Draw Term Loan	380	—	380
Aldinger Company	1st Lien Revolving Loan	405	(61)	344
Aledade, Inc.	1st Lien Revolving Loan	4,683	(1,639)	3,044
Align Precision Group, LLC	1st Lien Delay Draw Term Loan	43	—	43
AllClear Military Inc.	1st Lien Delay Draw Term Loan	81	—	81
AllClear Military Inc.	1st Lien Revolving Loan	162	—	162
Anaplan, Inc.	1st Lien Revolving Loan	381	—	381
Andwis Group Limited	1st Lien Delay Draw Term Loan	2,338	—	2,338
Antea Group Holding B.V.	1st Lien Delay Draw Term Loan	1,443	—	1,443
Antenore Bidco SpA	1st Lien Delay Draw Term Loan	1,328	—	1,328
AP Adhesives Holdings, LLC	1st Lien Delay Draw Term Loan	1,210	—	1,210
AP Adhesives Holdings, LLC	1st Lien Revolving Loan	629	—	629
Apex Service Partners, LLC	1st Lien Revolving Loan	2,131	(978)	1,153
Apple Bidco Holdings, Inc.	1st Lien Delay Draw Term Loan	1,017	—	1,017
Apple Bidco Holdings, Inc.	1st Lien Revolving Loan	653	(109)	544
Aptean Acquiror Inc.	1st Lien Delay Draw Term Loan	551	—	551
Aptean Acquiror Inc.	1st Lien Revolving Loan	372	(85)	287
AQ Sunshine, Inc.	1st Lien Delay Draw Term Loan	678	—	678
AQ Sunshine, Inc.	1st Lien Revolving Loan	1,653	(529)	1,124
Archduke Buyer, Inc.	1st Lien Revolving Loan	351	—	351
Arete Bidco Limited	1st Lien Delay Draw Term Loan	4,183	—	4,183
Arrow Borrower 2025, Inc.	1st Lien Revolving Loan	101	—	101
Artemis BidCo 2 LLC	1st Lien Delay Draw Term Loan	194	—	194
Artemis BidCo 2 LLC	1st Lien Revolving Loan	1	(1)	—
Artifact Bidco, Inc.	1st Lien Delay Draw Term Loan	282	—	282
Artifact Bidco, Inc.	1st Lien Revolving Loan	252	—	252
Artivion, Inc.	1st Lien Delay Draw Term Loan	727	—	727
Artivion, Inc.	1st Lien Revolving Loan	336	(168)	168
ASPIRE BIDCO LIMITED	1st Lien Delay Draw Term Loan	553	—	553
ASP-r-pac Acquisition Co LLC	1st Lien Revolving Loan	839	(789)	50
Astra Service Partners, LLC	1st Lien Delay Draw Term Loan	845	—	845
athenahealth Group Inc.	1st Lien Revolving Loan	2,076	—	2,076
Avalign Technologies, Inc.	1st Lien Revolving Loan	249	(170)	79
Avia Pharma AB	1st Lien Delay Draw Term Loan	470	—	470
AX VI INV3 Holding AB	1st Lien Delay Draw Term Loan	2,457	—	2,457
Badia Spices, LLC	1st Lien Revolving Loan	211	—	211
Bamboo Health Holdings, LLC	1st Lien Revolving Loan	212	—	212
Bamboo Purchaser, Inc.	1st Lien Delay Draw Term Loan	73	—	73
Bamboo Purchaser, Inc.	1st Lien Revolving Loan	1	(1)	—
Bamboo US BidCo LLC	1st Lien Revolving Loan	1,413	—	1,413
Banyan Software Holdings, LLC	1st Lien Delay Draw Term Loan	14,878	—	14,878

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Banyan Software Holdings, LLC	1st Lien Revolving Loan	509	(68)	441
Bayou Intermediate II, LLC	1st Lien Delay Draw Term Loan	121	—	121
Bayou Intermediate II, LLC	1st Lien Revolving Loan	157	(67)	90
BCPE Pequod Buyer, Inc.	1st Lien Revolving Loan	3,003	—	3,003
Beacon Pointe Harmony, LLC	1st Lien Delay Draw Term Loan	341	—	341
Beacon Pointe Harmony, LLC	1st Lien Revolving Loan	909	—	909
Beacon Wellness Brands, Inc.	1st Lien Revolving Loan	123	—	123
Bellwether Buyer, L.L.C.	1st Lien Delay Draw Term Loan	1,092	—	1,092
Bellwether Buyer, L.L.C.	1st Lien Revolving Loan	454	(118)	336
Berner Food & Beverage, LLC	1st Lien Revolving Loan	262	(167)	95
BGI Purchaser, Inc.	1st Lien Delay Draw Term Loan	1,595	—	1,595
BGI Purchaser, Inc.	1st Lien Revolving Loan	4,673	(2,856)	1,817
BGIF IV Fearless Utility Services, Inc.	1st Lien Delay Draw Term Loan	162	—	162
BGIF IV Fearless Utility Services, Inc.	1st Lien Revolving Loan	709	(59)	650
Birdie Bidco, Inc.	1st Lien Delay Draw Term Loan	318	—	318
Birdie Bidco, Inc.	1st Lien Revolving Loan	303	—	303
Blue Raven Solutions, LLC	1st Lien Revolving Loan	424	(212)	212
Bluejack Fire Acquisition, Inc.	1st Lien Delay Draw Term Loan	1,416	—	1,416
Bluejack Fire Acquisition, Inc.	1st Lien Revolving Loan	294	(106)	188
BNZ TopCo B.V.	Subordinated Delay Draw Term Loan	7,775	—	7,775
Bobcat Purchaser, LLC	1st Lien Revolving Loan	306	—	306
Bobtail AcquisitionCo, LLC	1st Lien Delay Draw Term Loan	535	—	535
Bobtail AcquisitionCo, LLC	1st Lien Revolving Loan	309	(35)	274
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC	1st Lien Revolving Loan	1,912	—	1,912
BrightStar Group Holdings, Inc.	1st Lien Revolving Loan	505	—	505
Bulab Holdings, Inc.	1st Lien Delay Draw Term Loan	4,996	—	4,996
Bulab Holdings, Inc.	1st Lien Revolving Loan	6,101	—	6,101
Bumble Bidco Limited	1st Lien Delay Draw Term Loan	1,792	—	1,792
Burgess Point Purchaser Corporation	1st Lien Delay Draw Term Loan	2,153	—	2,153
Businessolver.com, Inc.	1st Lien Delay Draw Term Loan	182	—	182
Businessolver.com, Inc.	1st Lien Revolving Loan	84	—	84
BVI Medical, Inc.	1st Lien Delay Draw Term Loan	206	—	206
BVI Medical, Inc.	1st Lien Revolving Loan	1,586	—	1,586
C Block Development LLC	1st Lien Delay Draw Term Loan	40,439	—	40,439
Calculus Acquico Sarl	1st Lien Delay Draw Term Loan	814	—	814
Cambrex Corporation	1st Lien Revolving Loan	5,889	(1,346)	4,543
Cannon Bridge Designated Activity Company	1st Lien Revolving Loan	7,060	(4,913)	2,147
Capnor Connery Bidco A/S	1st Lien Delay Draw Term Loan	419	—	419
Capstone Acquisition Holdings, Inc.	1st Lien Revolving Loan	3,135	—	3,135
Captive Resources Midco, LLC	1st Lien Revolving Loan	185	—	185
Cardinal Parent, Inc.	1st Lien Revolving Loan	1	—	1
Cards-Live Oak Holdings, Inc.	1st Lien Delay Draw Term Loan	3,061	—	3,061
Cards-Live Oak Holdings, Inc.	1st Lien Revolving Loan	2,669	(1,001)	1,668
Cascade Parent Inc.	1st Lien Revolving Loan	52	—	52
CB-SDG Limited	1st Lien Delay Draw Term Loan	72	—	72
CBTS BORROWER, LLC	1st Lien Delay Draw Term Loan	950	—	950
Celnor Group Limited	1st Lien Delay Draw Term Loan	3,651	—	3,651
CentralSquare Technologies, LLC	1st Lien Revolving Loan	3,402	—	3,402
Cezanne Bidco	1st Lien Delay Draw Term Loan	2,976	—	2,976
CFG Investments WH Limited	1st Lien Revolving Loan	5,100	(664)	4,436

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Chariot Buyer LLC	1st Lien Revolving Loan	100	—	100
Churchill Opco Holdings LLC	1st Lien Delay Draw Term Loan	1,004	—	1,004
Churchill Opco Holdings LLC	1st Lien Revolving Loan	381	—	381
City Line Distributors LLC	1st Lien Revolving Loan	2	—	2
Clarion Home Services Group, LLC	1st Lien Revolving Loan	416	(354)	62
Clearstead Advisors, LLC	1st Lien Delay Draw Term Loan	206	—	206
Clearstead Advisors, LLC	1st Lien Revolving Loan	62	(32)	30
Cloud Software Group, Inc.	1st Lien Revolving Loan	2,574	—	2,574
ClubCorp Holdings, Inc.	1st Lien Delay Draw Term Loan	97	—	97
ClubCorp Holdings, Inc.	1st Lien Revolving Loan	169	—	169
CMG HoldCo, LLC	1st Lien Delay Draw Term Loan	1,733	—	1,733
CMG HoldCo, LLC	1st Lien Revolving Loan	1,465	(275)	1,190
CMI Parent, Inc.	1st Lien Delay Draw Term Loan	1,083	—	1,083
CMI Parent, Inc.	1st Lien Revolving Loan	485	—	485
Cobalt Buyer Sub, Inc.	1st Lien Revolving Loan	1,195	(896)	299
Collision SP Subco, LLC	1st Lien Delay Draw Term Loan	646	—	646
Collision SP Subco, LLC	1st Lien Revolving Loan	88	(13)	75
Comet Software	1st Lien Delay Draw Term Loan	314	—	314
Computer Services, Inc.	1st Lien Delay Draw Term Loan	837	—	837
Confirmasoft AB	1st Lien Delay Draw Term Loan	1,406	—	1,406
Continental Acquisition Holdings, Inc.	1st Lien Revolving Loan	1	—	1
Convera International Holdings Limited	1st Lien Revolving Loan	1,917	—	1,917
CoreRx, Inc.	1st Lien Revolving Loan	1	(1)	—
Cority Software Inc.	1st Lien Revolving Loan	1,602	—	1,602
Cornerstone OnDemand, Inc.	1st Lien Revolving Loan	100	(22)	78
Coupa Holdings, LLC	1st Lien Delay Draw Term Loan	20	—	20
Coupa Holdings, LLC	1st Lien Revolving Loan	1	—	1
CPIG Holdco Inc.	1st Lien Revolving Loan	2	(1)	1
CR Bidco Limited	1st Lien Delay Draw Term Loan	146	—	146
Cradle Lux Bidco S.a r.l	1st Lien Delay Draw Term Loan	256	—	256
Create Music Holdings, LLC	2nd Lien Delay Draw Term Loan	753	—	753
Creek Parent, Inc.	1st Lien Revolving Loan	7,992	—	7,992
Crossco (1469) Limited	1st Lien Delay Draw Term Loan	1,024	—	1,024
Crown CT Parent Inc.	1st Lien Revolving Loan	903	(512)	391
CST Holding Company	1st Lien Revolving Loan	80	(24)	56
CVP Holdco, Inc.	1st Lien Delay Draw Term Loan	3,495	—	3,495
CVP Holdco, Inc.	1st Lien Revolving Loan	3,539	—	3,539
Cyber US Bidco LLC	1st Lien Delay Draw Term Loan	90	—	90
Cyber US Bidco LLC	1st Lien Revolving Loan	36	—	36
Databricks, Inc.	1st Lien Delay Draw Term Loan	2,470	—	2,470
Datix Bidco Limited	1st Lien Delay Draw Term Loan	891	—	891
Datix Bidco Limited	1st Lien Revolving Loan	1,423	—	1,423
Davidson Hotel Company LLC	1st Lien Delay Draw Term Loan	986	—	986
Davidson Hotel Company LLC	1st Lien Revolving Loan	567	—	567
DCert Buyer, Inc.	1st Lien Revolving Loan	185	—	185
DecoPac, Inc.	1st Lien Revolving Loan	4,655	(1,058)	3,597
Dedomena Bidco Limited	1st Lien Delay Draw Term Loan	389	—	389
Denali Intermediate Holdings, Inc.	1st Lien Revolving Loan	7,443	—	7,443
DFC Global Facility Borrower III LLC	1st Lien Revolving Loan	28,731	(24,456)	4,275
Diamond Mezzanine 24 LLC	1st Lien Revolving Loan	321	(321)	—

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Diligent Corporation	1st Lien Delay Draw Term Loan	926	—	926
Diligent Corporation	1st Lien Revolving Loan	669	(147)	522
Divisions Holding Corporation	1st Lien Revolving Loan	99	—	99
Dorado Bidco, Inc.	1st Lien Delay Draw Term Loan	2,232	—	2,232
Dorado Bidco, Inc.	1st Lien Revolving Loan	698	—	698
DOXA Insurance Holdings LLC	1st Lien Delay Draw Term Loan	911	—	911
DOXA Insurance Holdings LLC	1st Lien Revolving Loan	211	(60)	151
Doxim Inc.	1st Lien Revolving Loan	2,198	—	2,198
DP Flores Holdings, LLC	1st Lien Delay Draw Term Loan	1,115	—	1,115
DP Flores Holdings, LLC	1st Lien Revolving Loan	513	—	513
Drivecentric Holdings, LLC	1st Lien Delay Draw Term Loan	449	—	449
Drivecentric Holdings, LLC	1st Lien Revolving Loan	518	—	518
Drogon Bidco Inc.	1st Lien Delay Draw Term Loan	310	—	310
Drogon Bidco Inc.	1st Lien Revolving Loan	445	—	445
DRS Holdings III, Inc.	1st Lien Revolving Loan	183	—	183
DuraServ LLC	1st Lien Delay Draw Term Loan	328	—	328
DuraServ LLC	1st Lien Revolving Loan	227	(82)	145
Eagle Football Holdings BidCo Limited	Subordinated Delay Draw Term Loan	60	—	60
EC Partners Spanish Bidco, S.L.U.	1st Lien Delay Draw Term Loan	641	—	641
ECG Bidco S.A.S.	1st Lien Delay Draw Term Loan	3,340	—	3,340
Echo Purchaser, Inc.	1st Lien Revolving Loan	213	—	213
Echo Senior Finco, LLC	1st Lien Delay Draw Term Loan	580	—	580
Echo Senior Finco, LLC	1st Lien Revolving Loan	449	—	449
Eclipse Buyer, Inc.	1st Lien Delay Draw Term Loan	7,630	—	7,630
Eclipse Buyer, Inc.	1st Lien Revolving Loan	4,351	—	4,351
Edition Holdings, Inc.	1st Lien Delay Draw Term Loan	458	—	458
Edition Holdings, Inc.	1st Lien Revolving Loan	192	—	192
Edmunds GovTech, Inc.	1st Lien Revolving Loan	64	(32)	32
EG MIDCO APS	1st Lien Delay Draw Term Loan	4,475	—	4,475
Einstein Parent, Inc.	1st Lien Revolving Loan	537	—	537
Elemica, Inc.	1st Lien Revolving Loan	2,180	—	2,180
Elevation Services Parent Holdings, LLC	1st Lien Revolving Loan	631	(454)	177
Elliott Davis Advisory, LLC	1st Lien Delay Draw Term Loan	160	—	160
Elliott Davis Advisory, LLC	1st Lien Revolving Loan	280	(84)	196
ELM DebtCo, LLC	1st Lien Delay Draw Term Loan	88	—	88
ELM DebtCo, LLC	1st Lien Revolving Loan	99	—	99
EMB Purchaser, Inc.	1st Lien Delay Draw Term Loan	8,117	—	8,117
EMB Purchaser, Inc.	1st Lien Revolving Loan	6,840	(2,280)	4,560
Empower Payments Investor, LLC	1st Lien Delay Draw Term Loan	171	—	171
Empower Payments Investor, LLC	1st Lien Revolving Loan	60	—	60
Endurance PT Technology Buyer Corporation	1st Lien Revolving Loan	50	(20)	30
Envisage Dental UK Limited	1st Lien Delay Draw Term Loan	1,008	—	1,008
Erasmus Acquisition Holding B.V.	1st Lien Delay Draw Term Loan	609	—	609
ESHA Intermediate, LLC	1st Lien Delay Draw Term Loan	319	—	319
ESHA Intermediate, LLC	1st Lien Revolving Loan	285	—	285
Essential Services Holding Corporation	1st Lien Delay Draw Term Loan	4,179	—	4,179
Essential Services Holding Corporation	1st Lien Revolving Loan	2,612	(1,045)	1,567
Eternal Aus Bidco Pty Ltd	1st Lien Delay Draw Term Loan	98	—	98
Europa Bidco Limited	1st Lien Delay Draw Term Loan	2,944	—	2,944
EuroParcs Topholding B.V.	1st Lien Delay Draw Term Loan	326	—	326

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
EVEREST BIDCO I, INC.	1st Lien Delay Draw Term Loan	564	—	564
EVEREST BIDCO I, INC.	1st Lien Revolving Loan	301	—	301
Evolent Health LLC	1st Lien Revolving Loan	3	(2)	1
Excel Fitness Consolidator LLC	1st Lien Delay Draw Term Loan	146	—	146
Excel Fitness Consolidator LLC	1st Lien Revolving Loan	41	(31)	10
Excelitas Technologies Corp.	1st Lien Delay Draw Term Loan	2,092	—	2,092
ExtraHop Networks, Inc.	1st Lien Revolving Loan	420	(336)	84
Fever Labs, Inc.	1st Lien Delay Draw Term Loan	1,323	—	1,323
Fever Labs, Inc.	1st Lien Revolving Loan	5,323	(2,703)	2,620
Firebird Acquisition Corp, Inc.	1st Lien Delay Draw Term Loan	667	—	667
Firebird Acquisition Corp, Inc.	1st Lien Revolving Loan	473	—	473
Fitness Ventures Holdings, Inc.	1st Lien Delay Draw Term Loan	424	—	424
Fitness Ventures Holdings, Inc.	1st Lien Revolving Loan	140	(131)	9
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolving Loan	2,646	—	2,646
Flexential Topco Corporation	1st Lien Revolving Loan	3,000	(3,000)	—
Flexera Software LLC	1st Lien Revolving Loan	15	—	15
Flint Opco, LLC	1st Lien Delay Draw Term Loan	1,176	—	1,176
Flint Opco, LLC	1st Lien Revolving Loan	1	—	1
Flywheel Acquireco, Inc.	1st Lien Revolving Loan	1,664	—	1,664
Forward Keystone Holdings, LP	Subordinated Delay Draw Term Loan	1,094	—	1,094
Fossil Group, Inc.	1st Lien Revolving Loan	805	(140)	665
Foundation Consumer Brands, LLC	1st Lien Revolving Loan	788	—	788
Foundation Risk Partners, Corp.	1st Lien Revolving Loan	3,846	(721)	3,125
Frontline Road Safety Operations, LLC	1st Lien Delay Draw Term Loan	147	—	147
Frontline Road Safety Operations, LLC	1st Lien Revolving Loan	5,513	—	5,513
G702 Buyer, Inc.	1st Lien Revolving Loan	71	—	71
Galaxy Buyer, Inc.	1st Lien Delay Draw Term Loan	626	—	626
Galaxy Buyer, Inc.	1st Lien Revolving Loan	190	—	190
Galway Borrower LLC	1st Lien Delay Draw Term Loan	2,656	—	2,656
Galway Borrower LLC	1st Lien Revolving Loan	1,691	(643)	1,048
GC Waves Holdings, Inc.	1st Lien Delay Draw Term Loan	170	—	170
GC Waves Holdings, Inc.	1st Lien Revolving Loan	173	—	173
Generator Buyer, Inc.	1st Lien Delay Draw Term Loan	155	—	155
Generator Buyer, Inc.	1st Lien Revolving Loan	260	—	260
GENERATOR US BUYER, INC.	1st Lien Delay Draw Term Loan	784	—	784
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Delay Draw Term Loan	194	—	194
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Revolving Loan	71	—	71
GHP-VGS Purchaser LLC	1st Lien Delay Draw Term Loan	926	—	926
GHP-VGS Purchaser LLC	1st Lien Revolving Loan	285	—	285
GHX Ultimate Parent Corporation	1st Lien Revolving Loan	1,946	—	1,946
Global Music Rights, LLC	1st Lien Revolving Loan	6,442	—	6,442
GMF Parent, Inc.	1st Lien Delay Draw Term Loan	941	—	941
GMF Parent, Inc.	1st Lien Revolving Loan	366	(13)	353
GNZ Energy Bidco Limited	1st Lien Delay Draw Term Loan	1,126	—	1,126
Goldeneye Parent, LLC	1st Lien Revolving Loan	373	—	373
Goose Borrower, L.P.	1st Lien Revolving Loan	674	—	674
GreatBear Bidco Limited	1st Lien Delay Draw Term Loan	76	—	76
Grit Buyer, Inc.	1st Lien Delay Draw Term Loan	262	—	262
Grit Buyer, Inc.	1st Lien Revolving Loan	94	—	94

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
GS SEER Group Borrower LLC	1st Lien Delay Draw Term Loan	20	—	20
GS SEER Group Borrower LLC	1st Lien Revolving Loan	37	(15)	22
GSV Purchaser, Inc.	1st Lien Delay Draw Term Loan	1,704	—	1,704
GSV Purchaser, Inc.	1st Lien Revolving Loan	1,202	—	1,202
GTCR Everest Borrower, LLC	1st Lien Revolving Loan	211	—	211
GTCR F Buyer Corp.	1st Lien Delay Draw Term Loan	139	—	139
GTCR F Buyer Corp.	1st Lien Revolving Loan	45	(3)	42
Guidepoint Security Holdings, LLC	1st Lien Delay Draw Term Loan	222	—	222
Guidepoint Security Holdings, LLC	1st Lien Revolving Loan	251	—	251
Hakken Bidco B.V.	1st Lien Delay Draw Term Loan	725	—	725
Hamilton Thorne Inc.	1st Lien Delay Draw Term Loan	729	—	729
Harbourvest Global Private Equity Limited	1st Lien Revolving Loan	24,000	(11,400)	12,600
HarbourVest Structured Solutions 2025 L.P.	Subordinated Delay Draw Term Loan	7,924	—	7,924
HBH Buyer, LLC	1st Lien Delay Draw Term Loan	103	—	103
HBH Buyer, LLC	1st Lien Revolving Loan	602	(158)	444
Healthco Investment Ltd	1st Lien Delay Draw Term Loan	849	—	849
Heavy Construction Systems Specialists, LLC	1st Lien Revolving Loan	410	—	410
HH-Stella, Inc.	1st Lien Delay Draw Term Loan	1,174	—	1,174
HH-Stella, Inc.	1st Lien Revolving Loan	444	—	444
HIG OPERATIONS HOLDINGS, INC.	1st Lien Delay Draw Term Loan	525	—	525
High Street Buyer, Inc.	1st Lien Delay Draw Term Loan	488	—	488
High Street Buyer, Inc.	1st Lien Revolving Loan	688	—	688
Highline Aftermarket Acquisition, LLC	1st Lien Revolving Loan	2	—	2
Hills Distribution, Inc.	1st Lien Delay Draw Term Loan	480	—	480
Hills Distribution, Inc.	1st Lien Revolving Loan	425	(255)	170
Himalaya TopCo LLC	1st Lien Delay Draw Term Loan	9,000	—	9,000
Himalaya TopCo LLC	1st Lien Revolving Loan	9,314	(1,449)	7,865
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)	1st Lien Delay Draw Term Loan	1,156	—	1,156
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)	1st Lien Revolving Loan	2,068	(422)	1,646
HP RSS Buyer, Inc.	1st Lien Delay Draw Term Loan	1,128	—	1,128
HuFriedy Group Acquisition LLC	1st Lien Delay Draw Term Loan	1,497	—	1,497
HuFriedy Group Acquisition LLC	1st Lien Revolving Loan	2,102	—	2,102
Hyland Software, Inc.	1st Lien Revolving Loan	626	—	626
Icefall Parent, Inc.	1st Lien Revolving Loan	154	—	154
ID.me, LLC	1st Lien Delay Draw Term Loan	1,524	—	1,524
ID.me, LLC	1st Lien Revolving Loan	2,309	—	2,309
IFH Franchisee Holdings, LLC	1st Lien Delay Draw Term Loan	880	—	880
IFH Franchisee Holdings, LLC	1st Lien Revolving Loan	1,737	(1,158)	579
Infinity Home Services HoldCo, Inc.	1st Lien Delay Draw Term Loan	3,969	—	3,969
Infinity Home Services HoldCo, Inc.	1st Lien Revolving Loan	456	(114)	342
Innovative Food Supplements Ltd	1st Lien Delay Draw Term Loan	1,167	—	1,167
Inspiring Generations B.V.	1st Lien Delay Draw Term Loan	185	—	185
Inszone Mid, LLC	1st Lien Delay Draw Term Loan	952	—	952
Inszone Mid, LLC	1st Lien Revolving Loan	1,291	—	1,291
Internet Truckstop Group LLC	1st Lien Revolving Loan	302	—	302
Intero Integrity Services Group B.V.	1st Lien Delay Draw Term Loan	565	—	565
IQN Holding Corp.	1st Lien Revolving Loan	629	(367)	262
IRI Group Holdings, Inc.	1st Lien Revolving Loan	1,885	—	1,885
JAMS Buyer LLC	1st Lien Delay Draw Term Loan	625	—	625

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
JAMS Buyer LLC	1st Lien Revolving Loan	349	—	349
Jeppesen Holdings, LLC	1st Lien Revolving Loan	66	—	66
Jones Fish Hatcheries & Distributors, LLC	1st Lien Delay Draw Term Loan	924	—	924
Jones Fish Hatcheries & Distributors, LLC	1st Lien Revolving Loan	254	—	254
JSG II, Inc. and Checkers USA, Inc.	1st Lien Delay Draw Term Loan	50	—	50
JSG II, Inc. and Checkers USA, Inc.	1st Lien Revolving Loan	22	—	22
Kairos Bidco Limited	1st Lien Revolving Loan	116	(12)	104
King Risk Partners, LLC	1st Lien Delay Draw Term Loan	1,884	—	1,884
King Risk Partners, LLC	1st Lien Revolving Loan	261	—	261
Kings Buyer, LLC	1st Lien Revolving Loan	186	(132)	54
Knight AcquireCo, LLC	1st Lien Delay Draw Term Loan	693	—	693
Koala Investment Holdings, Inc.	1st Lien Delay Draw Term Loan	181	—	181
Koala Investment Holdings, Inc.	1st Lien Revolving Loan	85	—	85
Kohlberg Private Credit Investors Rated Feeder-L, L.L.C.	Subordinated Delay Draw Term Loan	2,337	—	2,337
KPS Global LLC	1st Lien Revolving Loan	1,359	—	1,359
Laboratories Bidco LLC	1st Lien Revolving Loan	1,642	(1,617)	25
LBC Woodlands Purchaser LLC	1st Lien Delay Draw Term Loan	564	—	564
LBC Woodlands Purchaser LLC	1st Lien Revolving Loan	611	(49)	562
League One Volleyball Clubs, LLC	1st Lien Delay Draw Term Loan	2	—	2
LeanTaaS Holdings, Inc.	1st Lien Delay Draw Term Loan	2,767	—	2,767
LEG Purchaser Inc	1st Lien Revolving Loan	119	—	119
Legends Hospitality Holding Company, LLC	1st Lien Revolving Loan	600	(315)	285
Leviathan Intermediate Holdco, LLC	1st Lien Revolving Loan	13	—	13
LGDN Bidco Limited	1st Lien Delay Draw Term Loan	446	—	446
LHS Borrower, LLC	1st Lien Revolving Loan	192	(50)	142
Lightbeam Bidco, Inc.	1st Lien Delay Draw Term Loan	268	—	268
Lightbeam Bidco, Inc.	1st Lien Revolving Loan	1	—	1
Livewire Acquisition, Inc.	1st Lien Delay Draw Term Loan	755	—	755
Livewire Acquisition, Inc.	1st Lien Revolving Loan	754	(407)	347
LivTech Purchaser, Inc.	1st Lien Delay Draw Term Loan	289	—	289
LivTech Purchaser, Inc.	1st Lien Revolving Loan	384	—	384
LJ Perimeter Buyer, Inc.	1st Lien Delay Draw Term Loan	1,003	—	1,003
MARI EVENTS MIDCO LLC	1st Lien Delay Draw Term Loan	10	—	10
MASCO GROUP S.P.A.	1st Lien Delay Draw Term Loan	1,714	—	1,714
Maximus BidCo AB	1st Lien Delay Draw Term Loan	6,216	—	6,216
MCVIII Bidco Group B.V.	1st Lien Delay Draw Term Loan	110	—	110
Medlar Bidco Limited	1st Lien Delay Draw Term Loan	1,601	—	1,601
Merit Financial Group, LLC	1st Lien Delay Draw Term Loan	208	—	208
Merit Financial Group, LLC	1st Lien Revolving Loan	198	(141)	57
Merit Software Finance Holdings, LLC	1st Lien Delay Draw Term Loan	677	—	677
Merit Software Finance Holdings, LLC	1st Lien Revolving Loan	206	—	206
Metatiedot Bidco Oy	1st Lien Revolving Loan	649	(156)	493
Meyer Laboratory, LLC	1st Lien Revolving Loan	192	(45)	147
ML Holdco, Inc.	1st Lien Delay Draw Term Loan	4,742	—	4,742
Moderna, Inc.	1st Lien Delay Draw Term Loan	48,526	—	48,526
Modernizing Medicine, Inc.	1st Lien Revolving Loan	2,111	—	2,111
Monica Holdco (US), Inc.	1st Lien Delay Draw Term Loan	2,135	—	2,135
Monica Holdco (US), Inc.	1st Lien Revolving Loan	2,347	—	2,347
Mountaineer Merger Corporation	1st Lien Revolving Loan	5,375	(2,905)	2,470
Movares Group B.V.	1st Lien Delay Draw Term Loan	499	—	499

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Mr. Greens Intermediate, LLC	1st Lien Delay Draw Term Loan	768	—	768
Mr. Greens Intermediate, LLC	1st Lien Revolving Loan	146	(58)	88
MRI Software LLC	1st Lien Delay Draw Term Loan	361	—	361
MRI Software LLC	1st Lien Revolving Loan	631	(158)	473
Msis Holdings, Inc.	1st Lien Delay Draw Term Loan	1,164	—	1,164
Msis Holdings, Inc.	1st Lien Revolving Loan	830	—	830
Mustang Prospects Purchaser, LLC	1st Lien Revolving Loan	284	—	284
NAMSA Holdco, LLC	1st Lien Delay Draw Term Loan	995	—	995
NAMSA Holdco, LLC	1st Lien Revolving Loan	1	(1)	—
NCP-MSI Buyer, Inc.	1st Lien Delay Draw Term Loan	887	—	887
NCP-MSI Buyer, Inc.	1st Lien Revolving Loan	1,031	(739)	292
Nelipak Holding Company	1st Lien Delay Draw Term Loan	990	—	990
Nelipak Holding Company	1st Lien Revolving Loan	550	(87)	463
Neptune BidCo US Inc.	1st Lien Revolving Loan	2,988	—	2,988
Netsmart Technologies, Inc.	1st Lien Delay Draw Term Loan	4,473	—	4,473
Netsmart Technologies, Inc.	1st Lien Revolving Loan	5,311	—	5,311
Next Holdco, LLC	1st Lien Revolving Loan	37	—	37
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolving Loan	340	(181)	159
North Haven Fairway Buyer, LLC	1st Lien Delay Draw Term Loan	1,648	—	1,648
North Haven Fairway Buyer, LLC	1st Lien Revolving Loan	253	(54)	199
North Star Acquisitionco, LLC	1st Lien Revolving Loan	621	—	621
Northwinds Holding, Inc.	1st Lien Delay Draw Term Loan	544	—	544
Northwinds Holding, Inc.	1st Lien Revolving Loan	965	—	965
Oak Funding LLC	1st Lien Delay Draw Term Loan	6,423	—	6,423
Oakbridge Insurance Agency LLC	1st Lien Delay Draw Term Loan	756	—	756
Oakbridge Insurance Agency LLC	1st Lien Revolving Loan	114	(26)	88
Odevo AB	1st Lien Delay Draw Term Loan	166	—	166
Oiva Isannointi Group Oy	1st Lien Delay Draw Term Loan	223	—	223
OLIFAN GROUP PARTNERS	1st Lien Delay Draw Term Loan	243	—	243
Omnigo Software, LLC	1st Lien Delay Draw Term Loan	43	—	43
Omnigo Software, LLC	1st Lien Revolving Loan	55	—	55
Optio Group Limited	1st Lien Delay Draw Term Loan	1,301	—	1,301
Orange Barrel Media, LLC	1st Lien Revolving Loan	2,080	(166)	1,914
Pallas NZ Funding Trust No. 1	1st Lien Revolving Loan	3,595	(3,595)	—
Panther NewCo	1st Lien Delay Draw Term Loan	1,194	—	1,194
Paris US Holdco, Inc. & 1001028292 Ontario Inc.	1st Lien Delay Draw Term Loan	1,516	—	1,516
Paris US Holdco, Inc. & 1001028292 Ontario Inc.	1st Lien Revolving Loan	1,075	(81)	994
Pathstone Family Office LLC	1st Lien Delay Draw Term Loan	532	—	532
Pathstone Family Office LLC	1st Lien Revolving Loan	629	(151)	478
Patriot Growth Insurance Services, LLC	1st Lien Revolving Loan	250	—	250
Pave America Holding, LLC	1st Lien Delay Draw Term Loan	100	—	100
Pave America Holding, LLC	1st Lien Revolving Loan	124	(44)	80
PCIA SPV-3, LLC	1st Lien Delay Draw Term Loan	1,854	—	1,854
PCIA SPV-3, LLC	1st Lien Revolving Loan	929	—	929
PCMI Parent, LLC	1st Lien Revolving Loan	628	—	628
PCS Midco, Inc.	1st Lien Delay Draw Term Loan	144	—	144
PCS Midco, Inc.	1st Lien Revolving Loan	75	—	75
PDDS Holdco, Inc.	1st Lien Revolving Loan	88	—	88
PDI TA Holdings, Inc.	1st Lien Revolving Loan	184	(172)	12

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
People Corporation	1st Lien Delay Draw Term Loan	3,966	—	3,966
People Corporation	1st Lien Revolving Loan	1,384	(865)	519
Perigon Wealth Management, LLC	1st Lien Delay Draw Term Loan	249	—	249
Perigon Wealth Management, LLC	1st Lien Revolving Loan	250	—	250
PestCo, LLC	1st Lien Delay Draw Term Loan	20	—	20
PestCo, LLC	1st Lien Revolving Loan	17	—	17
pH Beauty Holdings III, Inc.	1st Lien Revolving Loan	227	—	227
Pike Corporation	1st Lien Delay Draw Term Loan	13,758	—	13,758
Pike Corporation	1st Lien Revolving Loan	9,172	—	9,172
Pinnacle MEP Intermediate Holdco LLC	1st Lien Delay Draw Term Loan	1,173	—	1,173
Pinnacle MEP Intermediate Holdco LLC	1st Lien Revolving Loan	519	(208)	311
Plaskolite PPC Intermediate II LLC	1st Lien Revolving Loan	2,712	(658)	2,054
Pluralsight, LLC	1st Lien Delay Draw Term Loan	1,322	—	1,322
Pluralsight, LLC	1st Lien Revolving Loan	529	—	529
Poseidon Intermediateco, Inc.	1st Lien Delay Draw Term Loan	229	—	229
Poseidon Intermediateco, Inc.	1st Lien Revolving Loan	118	—	118
PracticeTek Purchaser, LLC	1st Lien Revolving Loan	2	(1)	1
Precision Concepts Parent Inc.	1st Lien Revolving Loan	184	(41)	143
Premier Specialties, Inc.	1st Lien Revolving Loan	385	(385)	—
Premiere Buyer, LLC	1st Lien Delay Draw Term Loan	321	—	321
Premiere Buyer, LLC	1st Lien Revolving Loan	1,062	—	1,062
Premise Health Holding Corp.	1st Lien Delay Draw Term Loan	226	—	226
Premise Health Holding Corp.	1st Lien Revolving Loan	551	—	551
Priority Waste Holdings LLC	1st Lien Revolving Loan	2	(2)	—
Project Alliance Buyer, LLC	1st Lien Revolving Loan	40	—	40
Project Cardinal Acquisition, LLC	1st Lien Delay Draw Term Loan	146	—	146
Project Cardinal Acquisition, LLC	1st Lien Revolving Loan	176	—	176
Project Optimus Bidco Limited	1st Lien Delay Draw Term Loan	584	—	584
Project Optimus Bidco Limited	1st Lien Revolving Loan	91	—	91
Proofpoint, Inc.	1st Lien Revolving Loan	246	—	246
Property Finder Mercury Ltd	1st Lien Delay Draw Term Loan	740	—	740
Proyectos Deportivos Forus, S.L.U.	1st Lien Delay Draw Term Loan	95	—	95
PSC Parent, Inc.	1st Lien Revolving Loan	993	(563)	430
PumpTech, LLC	1st Lien Delay Draw Term Loan	387	—	387
PumpTech, LLC	1st Lien Revolving Loan	454	(91)	363
Pye-Barker Fire & Safety, LLC	1st Lien Delay Draw Term Loan	992	—	992
QBS Parent, Inc.	1st Lien Revolving Loan	488	—	488
QF Holdings, Inc.	1st Lien Delay Draw Term Loan	285	—	285
QF Holdings, Inc.	1st Lien Revolving Loan	241	—	241
QIMA Finance Ltd	1st Lien Delay Draw Term Loan	2,145	—	2,145
Quick Quack Car Wash Holdings, LLC	1st Lien Delay Draw Term Loan	251	—	251
Quick Quack Car Wash Holdings, LLC	1st Lien Revolving Loan	366	—	366
Quirch Foods Holdings, LLC	1st Lien Delay Draw Term Loan	532	—	532
Radiate Holdco LLC	1st Lien Delay Draw Term Loan	5,219	—	5,219
Radius Aerospace Europe Limited	1st Lien Revolving Loan	493	(493)	—
Radius Aerospace, Inc.	1st Lien Revolving Loan	861	(259)	602
Radwell Parent, LLC	1st Lien Revolving Loan	65	(15)	50
Raven Acquisition Holdings, LLC	1st Lien Delay Draw Term Loan	644	—	644
Raven Acquisition Holdings, LLC	1st Lien Revolving Loan	1,424	—	1,424
Rawlings Sporting Goods Company, Inc.	1st Lien Revolving Loan	3,147	(2,193)	954

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
RB Holdings Interco, LLC	1st Lien Revolving Loan	697	(266)	431
Reagent Chemical & Research, LLC	1st Lien Revolving Loan	564	—	564
Reddy Ice LLC	1st Lien Delay Draw Term Loan	200	—	200
Reddy Ice LLC	1st Lien Revolving Loan	8,413	(2,493)	5,920
Redwood Services, LP	1st Lien Delay Draw Term Loan	490	—	490
Redwood Services, LP	1st Lien Revolving Loan	318	—	318
Registrar Intermediate, LLC	1st Lien Delay Draw Term Loan	34	—	34
Registrar Intermediate, LLC	1st Lien Revolving Loan	782	(508)	274
Repairify, Inc.	1st Lien Revolving Loan	766	(540)	226
Retained Vantage Data Centers Intermediate Holdco, L.P_Retained Vantage Data Centers Assets, LP	Subordinated Delay Draw Term Loan	51,035	—	51,035
Revalize, Inc.	1st Lien Revolving Loan	228	(80)	148
Revival Animal Health, LLC	1st Lien Delay Draw Term Loan	266	—	266
Revival Animal Health, LLC	1st Lien Revolving Loan	307	(307)	—
Ristretto Bidco B.V.	1st Lien Delay Draw Term Loan	3,887	—	3,887
Ristretto Bidco B.V.	1st Lien Revolving Loan	3,531	—	3,531
RMS Holdco II, LLC	1st Lien Revolving Loan	883	—	883
Rocket Buyer, LLC	1st Lien Delay Draw Term Loan	1,573	—	1,573
Rocket Buyer, LLC	1st Lien Revolving Loan	867	(159)	708
Rodeo AcquisitionCo LLC	1st Lien Revolving Loan	487	(16)	471
Roman New Bidco Limited	1st Lien Delay Draw Term Loan	1,204	—	1,204
Royal Borrower, LLC	1st Lien Delay Draw Term Loan	807	—	807
Royal Borrower, LLC	1st Lien Revolving Loan	805	—	805
Rubicone Bidco Limited	1st Lien Delay Draw Term Loan	493	—	493
Runway Bidco, LLC	1st Lien Delay Draw Term Loan	258	—	258
Runway Bidco, LLC	1st Lien Revolving Loan	116	—	116
RWA Wealth Partners, LLC	1st Lien Delay Draw Term Loan	1,926	—	1,926
RWA Wealth Partners, LLC	1st Lien Revolving Loan	744	(21)	723
Saber Parent Holdings Corp.	1st Lien Delay Draw Term Loan	464	—	464
Saber Parent Holdings Corp.	1st Lien Revolving Loan	283	(83)	200
Sabseg Group, S.L.	1st Lien Delay Draw Term Loan	134	—	134
SageSure Holdings, LLC	1st Lien Delay Draw Term Loan	422	—	422
Saldon Holdings, Inc.	1st Lien Revolving Loan	567	—	567
Sapphire Software Buyer, Inc.	1st Lien Revolving Loan	1,491	—	1,491
Saturn Purchaser Corp.	1st Lien Delay Draw Term Loan	52	—	52
Saturn Purchaser Corp.	1st Lien Revolving Loan	14	—	14
Seeker Bidco Ltd	1st Lien Delay Draw Term Loan	232	—	232
Severin Acquisition, LLC	1st Lien Delay Draw Term Loan	6,967	—	6,967
Severin Acquisition, LLC	1st Lien Revolving Loan	5,768	(1,538)	4,230
SG Acquisition, Inc.	1st Lien Revolving Loan	418	—	418
SGM Acquisition Sub, LLC	1st Lien Delay Draw Term Loan	1,501	—	1,501
SGM Acquisition Sub, LLC	1st Lien Revolving Loan	530	(85)	445
Shout! Factory, LLC	1st Lien Revolving Loan	83	(31)	52
SIG Parent Holdings, LLC	1st Lien Delay Draw Term Loan	5,758	—	5,758
SIG Parent Holdings, LLC	1st Lien Revolving Loan	667	—	667
Sigma Electric Manufacturing Corporation	1st Lien Delay Draw Term Loan	94	—	94
Sigma Electric Manufacturing Corporation	1st Lien Revolving Loan	83	(61)	22
Signant Finance One Limited	1st Lien Delay Draw Term Loan	71	—	71
Signant Finance One Limited	1st Lien Revolving Loan	54	—	54
Silk Holdings III LLC	1st Lien Revolving Loan	351	—	351

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Silver Bidco GmbH	1st Lien Delay Draw Term Loan	177	—	177
Silver Midco 1 GmbH	Subordinated Delay Draw Term Loan	307	—	307
Skyliner BIS S.A R.L.	1st Lien Delay Draw Term Loan	202	—	202
Slaine Holdings LLC	Subordinated Delay Draw Term Loan	2,422	—	2,422
Slaine Holdings LLC	Subordinated Revolving Loan	438	—	438
Smarsh Inc.	1st Lien Delay Draw Term Loan	797	—	797
Smarsh Inc.	1st Lien Revolving Loan	680	(145)	535
Solar Bidco Limited	1st Lien Delay Draw Term Loan	790	—	790
Spaceship Purchaser, Inc.	1st Lien Revolving Loan	1,411	—	1,411
Spark Purchaser, Inc.	1st Lien Revolving Loan	281	—	281
Spindrift Beverage Co., Inc.	1st Lien Delay Draw Term Loan	195	—	195
Spindrift Beverage Co., Inc.	1st Lien Revolving Loan	351	(58)	293
Sport Maska Inc.	1st Lien Revolving Loan	2,407	(411)	1,996
Spruce Bidco II Inc.	1st Lien Revolving Loan	11,656	(2,590)	9,066
ST Athena Global LLC	1st Lien Delay Draw Term Loan	174	—	174
ST Athena Global LLC	1st Lien Revolving Loan	695	(75)	620
StepStone Boulder II, L.P.	1st Lien Delay Draw Term Loan	4,563	—	4,563
Sterilex LLC	1st Lien Delay Draw Term Loan	54	—	54
Sterilex LLC	1st Lien Revolving Loan	1	(1)	—
Steward Partners Global Advisory, LLC	1st Lien Delay Draw Term Loan	292	—	292
Steward Partners Global Advisory, LLC	1st Lien Revolving Loan	86	—	86
Sugar PPC Buyer LLC	1st Lien Delay Draw Term Loan	821	—	821
Sun Acquirer Corp.	1st Lien Delay Draw Term Loan	4,628	—	4,628
Sun Acquirer Corp.	1st Lien Revolving Loan	1,638	—	1,638
Sunbit Receivables Trust IV	1st Lien Revolving Loan	5,060	(3,110)	1,950
Sundance Group Holdings, Inc.	1st Lien Revolving Loan	183	—	183
Sunvair Aerospace Group, Inc.	1st Lien Delay Draw Term Loan	990	—	990
Sunvair Aerospace Group, Inc.	1st Lien Revolving Loan	653	(87)	566
Superman Holdings, LLC	1st Lien Revolving Loan	1,259	—	1,259
Supplying Demand, Inc.	1st Lien Revolving Loan	6,256	(469)	5,787
Surescripts, LLC	1st Lien Revolving Loan	241	—	241
SV Newco 2, Inc.	1st Lien Delay Draw Term Loan	248	—	248
SV Newco 2, Inc.	1st Lien Revolving Loan	588	(68)	520
Symplr Software Inc.	1st Lien Revolving Loan	1	(1)	—
Systems Planning and Analysis, Inc.	1st Lien Revolving Loan	1,004	—	1,004
Talon Buyer Inc.	1st Lien Delay Draw Term Loan	504	—	504
Talon Buyer Inc.	1st Lien Revolving Loan	224	—	224
Tandarts Today Holding B.V.	1st Lien Delay Draw Term Loan	425	—	425
TCI Buyer LLC	1st Lien Delay Draw Term Loan	6,080	—	6,080
TCI Buyer LLC	1st Lien Revolving Loan	3,017	—	3,017
TCP Hawker Intermediate LLC	1st Lien Delay Draw Term Loan	2,683	—	2,683
TCP Hawker Intermediate LLC	1st Lien Revolving Loan	5,995	(3,384)	2,611
Telle Tire & Auto Service, LLC	1st Lien Delay Draw Term Loan	473	—	473
Telle Tire & Auto Service, LLC	1st Lien Revolving Loan	71	(48)	23
The Mather Group, LLC	1st Lien Delay Draw Term Loan	327	—	327
The Mather Group, LLC	1st Lien Revolving Loan	750	—	750
The Ultimus Group Midco, LLC	1st Lien Delay Draw Term Loan	649	—	649
The Ultimus Group Midco, LLC	1st Lien Revolving Loan	252	—	252
Thermostat Purchaser III, Inc.	1st Lien Revolving Loan	100	—	100
Three Rivers Buyer, Inc.	1st Lien Revolving Loan	79	—	79

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Titan BW Borrower L.P.	1st Lien Delay Draw Term Loan	1,008	—	1,008
Titan BW Borrower L.P.	1st Lien Revolving Loan	5,367	—	5,367
Trading Technologies International, Inc.	1st Lien Revolving Loan	89	—	89
Transit Technologies LLC	1st Lien Delay Draw Term Loan	921	—	921
Transit Technologies LLC	1st Lien Revolving Loan	839	—	839
Triple JJJ Lube, Corp.	1st Lien Revolving Loan	227	(9)	218
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Delay Draw Term Loan	2,085	—	2,085
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Revolving Loan	1,474	—	1,474
Truist Insurance Holdings, LLC	1st Lien Revolving Loan	654	(317)	337
TSS Buyer, LLC	1st Lien Delay Draw Term Loan	178	—	178
TSWT Acquisition, Inc.	1st Lien Delay Draw Term Loan	83	—	83
TSWT Acquisition, Inc.	1st Lien Revolving Loan	55	(13)	42
Two Six Labs, LLC	1st Lien Revolving Loan	2,561	—	2,561
U.S. Urology Partners, LLC	1st Lien Revolving Loan	186	—	186
UFS, LLC	1st Lien Revolving Loan	105	(26)	79
Unicorn Holdco Intermediate II LLC	1st Lien Revolving Loan	289	—	289
Unifi Aviation North America, LLC	1st Lien Delay Draw Term Loan	369	—	369
Unifi Aviation North America, LLC	1st Lien Revolving Loan	1	(1)	—
United Digestive MSO Parent, LLC	1st Lien Delay Draw Term Loan	39	—	39
United Digestive MSO Parent, LLC	1st Lien Revolving Loan	168	—	168
Unity Purchaser, LLC	1st Lien Delay Draw Term Loan	1,099	—	1,099
Unity Purchaser, LLC	1st Lien Revolving Loan	424	—	424
UP Intermediate II LLC	1st Lien Revolving Loan	392	—	392
VADELLA BIDCO LIMITED	1st Lien Delay Draw Term Loan	276	—	276
VADELLA BIDCO LIMITED	1st Lien Revolving Loan	106	(53)	53
Vamos Bidco, Inc.	1st Lien Delay Draw Term Loan	1,083	—	1,083
Vamos Bidco, Inc.	1st Lien Revolving Loan	334	—	334
Vantage Data Centers Europe S.a r.l.	1st Lien Delay Draw Term Loan	2,951	—	2,951
VEIT, LLC	1st Lien Revolving Loan	7	(4)	3
Verista, Inc.	1st Lien Revolving Loan	1,000	(267)	733
Vertex Service Partners, LLC	1st Lien Delay Draw Term Loan	4,842	—	4,842
Vertex Service Partners, LLC	1st Lien Revolving Loan	210	(161)	49
Vetopia ApS	1st Lien Delay Draw Term Loan	460	—	460
VetPartners Group Limited	1st Lien Delay Draw Term Loan	7,485	—	7,485
Victors Purchaser, LLC	1st Lien Delay Draw Term Loan	2,424	—	2,424
Victors Purchaser, LLC	1st Lien Revolving Loan	2,534	—	2,534
Viper Bidco, Inc.	1st Lien Delay Draw Term Loan	2,151	—	2,151
Viper Bidco, Inc.	1st Lien Revolving Loan	618	—	618
Vista Higher Learning, LLC	1st Lien Revolving Loan	1	—	1
VPP Intermediate Holdings, LLC	1st Lien Delay Draw Term Loan	985	—	985
VPP Intermediate Holdings, LLC	1st Lien Revolving Loan	315	—	315
VRC Companies, LLC	1st Lien Revolving Loan	1,342	—	1,342
W.S. Connelly & Co., LLC	1st Lien Delay Draw Term Loan	290	—	290
W.S. Connelly & Co., LLC	1st Lien Revolving Loan	1,778	(1,016)	762
Watermill Express, LLC	1st Lien Delay Draw Term Loan	381	—	381
Watermill Express, LLC	1st Lien Revolving Loan	561	—	561
Watt Holdco Limited	1st Lien Delay Draw Term Loan	296	—	296
Waverly Advisors, LLC	1st Lien Delay Draw Term Loan	12,189	—	12,189
Waverly Advisors, LLC	1st Lien Revolving Loan	945	(189)	756
Wealth Enhancement Group, LLC	1st Lien Delay Draw Term Loan	5,151	—	5,151

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Wealth Enhancement Group, LLC	1st Lien Revolving Loan	1,378	—	1,378
WebPT, Inc.	1st Lien Revolving Loan	216	—	216
Wellington Bidco Inc.	1st Lien Delay Draw Term Loan	508	—	508
Wellington Bidco Inc.	1st Lien Revolving Loan	804	(110)	694
Wellington-Altus Financial Inc.	1st Lien Delay Draw Term Loan	822	—	822
Wellington-Altus Financial Inc.	1st Lien Revolving Loan	329	—	329
Wellness AcquisitionCo, Inc.	1st Lien Revolving Loan	1,500	—	1,500
Wharf Street Ratings Acquisition LLC	1st Lien Delay Draw Term Loan	176	—	176
Wharf Street Ratings Acquisition LLC	1st Lien Revolving Loan	216	—	216
Wilbur-Ellis Holdings II LLC	1st Lien Revolving Loan	726	(195)	531
Witherslack Bidco Limited	1st Lien Delay Draw Term Loan	2,563	—	2,563
WorkWave Intermediate II, LLC	1st Lien Revolving Loan	5,197	(650)	4,547
World Insurance Associates, LLC	1st Lien Delay Draw Term Loan	279	—	279
World Insurance Associates, LLC	1st Lien Revolving Loan	60	—	60
Worldwide Produce Acquisition, LLC	1st Lien Revolving Loan	21	(3)	18
WPCG Aspire Holdings, LLC	1st Lien Delay Draw Term Loan	8,238	—	8,238
WRE Sports Investments LLC	1st Lien Delay Draw Term Loan	1,352	—	1,352
WSBidCo Limited	1st Lien Delay Draw Term Loan	731	—	731
WSHP FC Acquisition LLC	1st Lien Revolving Loan	2,945	—	2,945
WU Holdco, Inc.	1st Lien Delay Draw Term Loan	357	—	357
WU Holdco, Inc.	1st Lien Revolving Loan	131	(28)	103
YE Brands Holdings, LLC	1st Lien Revolving Loan	297	—	297
Zenith Acquisitionco, LLC	1st Lien Delay Draw Term Loan	651	—	651
Zenith Acquisitionco, LLC	1st Lien Revolving Loan	387	—	387
Zeppelin US Buyer Inc.	1st Lien Delay Draw Term Loan	123	—	123
Zeppelin US Buyer Inc.	1st Lien Revolving Loan	63	—	63
Zinc Buyer Corporation	1st Lien Delay Draw Term Loan	174	—	174
Zinc Buyer Corporation	1st Lien Revolving Loan	407	—	407
ZocDoc, Inc.	1st Lien Delay Draw Term Loan	475	—	475
		$993,007	$(108,708)	$884,299
____________________________________________________

(h)This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(i)Loan or bond was on non-accrual status as of March 31, 2026.

(j)Non-income producing security as of March 31, 2026.

(k)When-Issued or delayed delivery security based on typical market settlement convention for such security.

(l)The Fund sold a participating interest of CAD $18,905 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with U.S. generally accepted accounting principles (“GAAP”), the Fund recorded a corresponding secured borrowing of $18,905 at fair value, included in “accrued expenses and other payables” in the consolidated statement of assets and liabilities. As of March 31, 2026, the interest rate in effect for the secured borrowing was 6.37%.

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)
    As of March 31, 2026, the aggregate cost of securities for federal income tax purposes was $7,972,959. Unrealized appreciation and depreciation on investments for federal income tax purposes are as follows:

Gross unrealized appreciation	$238,279
Gross unrealized depreciation	(373,879)
Net unrealized depreciation	$(135,600)

Forward currency contracts as of March 31, 2026 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation / (Depreciation)
Foreign currency forward contract	$227,530		€196,633	Morgan Stanley Capital Services LLC	April 24, 2026	$3,433
Foreign currency forward contract	$208,262		£157,351	Morgan Stanley Capital Services LLC	April 24, 2026	2,937
Foreign currency forward contract	$171,960		€148,610	Goldman Sachs International	April 24, 2026	2,656
Foreign currency forward contract	$136,131		£102,853	Goldman Sachs International	April 24, 2026	2,039
Foreign currency forward contract	$41,899	SEK	396,174	Goldman Sachs International	April 24, 2026	1,789
Foreign currency forward contract	$25,334	CAD	35,215	Goldman Sachs International	April 20, 2026	370
Foreign currency forward contract	$25,301	NOK	245,008	Morgan Stanley Capital Services LLC	April 24, 2026	(734)
Foreign currency forward contract	$24,802	CAD	34,469	Morgan Stanley Capital Services LLC	April 24, 2026	267
Foreign currency forward contract	$22,922	CAD	31,857	Goldman Sachs International	April 24, 2026	290
Foreign currency forward contract	€17,000		$19,671	Goldman Sachs International	April 24, 2026	(10)
Foreign currency forward contract	$13,127	DKK	84,764	Morgan Stanley Capital Services LLC	April 24, 2026	214
Foreign currency forward contract	$11,109	NZD	19,317	Goldman Sachs International	April 24, 2026	223
Foreign currency forward contract	$6,303	DKK	40,700	Goldman Sachs International	April 24, 2026	100
Foreign currency forward contract	$6,291	JPY	996,308	Morgan Stanley Capital Services LLC	April 24, 2026	53
Foreign currency forward contract	€6,100		$7,058	Goldman Sachs International	April 24, 2026	30
Foreign currency forward contract	$5,224	AUD	7,573	Morgan Stanley Capital Services LLC	April 17, 2026	7
Foreign currency forward contract	$5,110	SEK	48,312	Morgan Stanley Capital Services LLC	April 24, 2026	218
Foreign currency forward contract	$4,458		£3,371	Goldman Sachs International	August 21, 2026	(286)
Foreign currency forward contract	$4,266		€3,687	Goldman Sachs International	April 24, 2026	(12)
Foreign currency forward contract	$3,732	NZD	6,490	Morgan Stanley Capital Services LLC	April 17, 2026	13
Foreign currency forward contract	£2,000		$2,647	Goldman Sachs International	April 24, 2026	(6)
Foreign currency forward contract	$1,305	PLN	4,844	Goldman Sachs International	April 24, 2026	38
Foreign currency forward contract	$661	NOK	6,400	Goldman Sachs International	April 24, 2026	(19)
Foreign currency forward contract	$657	AUD	952	Morgan Stanley Capital Services LLC	April 24, 2026	(12)
Foreign currency forward contract	$27	CHF	21	Goldman Sachs International	April 24, 2026	—
Total						$13,598

Interest rate swaps as of March 31, 2026 were as follows:

Description	Mandatory Redeemable Preferred Shares (“MRPS”)	Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Fair Value	Upfront Payments/Receipts	Change in Unrealized Appreciation / (Depreciation)
Interest rate swap	Series H MRPS	6.250%	SOFR +1.7420%	Goldman Sachs International	06/07/2027	$100,000	$1,039	$—	$(552)
Interest rate swap	Series I MRPS	6.350%	SOFR +2.0865%	Goldman Sachs International	06/07/2029	50,000	965	—	(369)
Interest rate swap	Series J MRPS	6.350%	SOFR +2.0895%	Goldman Sachs International	07/03/2029	50,000	983	—	(368)
Interest rate swap	Series K MRPS	5.940%	SOFR +1.9950%	Goldman Sachs International	01/15/2030	150,000	1,550	—	(1,004)
Interest rate swap	Series L MRPS	6.070%	SOFR +2.1530%	Goldman Sachs International	04/14/2032	150,000	1,357	—	(902)
Total						$500,000	$5,894	$—	$(3,195)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)
Purchased options outstanding as of March 31, 2026 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$30	04/15/2026	Goldman Sachs International	$1	$74	$78
Total Purchased Options on Equity Indices					$74	$78

Written options outstanding as of March 31, 2026 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$40	04/15/2026	Goldman Sachs International	$(1,452)	$(46)	$(36)
Total Written Options					$(46)	$(36)
Swaps outstanding as of March 31, 2026 were as follows:

Swaps: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY S41 5Y	Q	5.00%	12/20/2028	ICE	$10,395	$(549)	$(618)	$69
Total Swaps - Buy Protection: Centrally Cleared or Exchange Traded						$(549)	$(618)	$69

Swaps: Over the Counter

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S43 5Y Tranche 15-25	Q	5.00%	12/20/2029	Goldman Sachs International	$8,997	$(625)	$(732)	$107
Total Swaps - Buy Protection: Over the Counter						$(625)	$(732)	$107

Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SRT CDS Tranche 95.12-99.23	M	5.25%	09/30/2031	Goldman Sachs International	$(3,589)	$1	$—	$1
Total Swaps - Sell Protection: Over the Counter						$1	$—	$1
____________________________________________________

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments (continued)
March 31, 2026
(in thousands, except shares, percentages and as otherwise noted)
settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap.

(3)The quoted market prices and resulting values for credit default swaps on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Abbreviations:
144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO Collateralized Loan Obligation

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CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
(in thousands, except percentages and as otherwise noted)
1.     ORGANIZATION

CION Ares Diversified Credit Fund (the “Fund”) is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”). The Fund operates as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the “Adviser”) pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares Management”), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC and is controlled by Ares Management. The Adviser oversees the management of the Fund’s activities and is responsible for making investment decisions for the Fund’s portfolio. Ares Operations LLC, a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated schedule of investments has been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market account. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s board of trustees (the “Board”) has designated the Adviser as the Fund’s “valuation designee” (the “Valuation Designee”) to perform fair value determinations for investments held by the Fund without readily available market quotations subject to the oversight of the Board. All investments are recorded at their fair value.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Valuation Designee looks at a number of factors to determine if the quotations are

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2026 (Unaudited)
(in thousands, except percentages and as otherwise noted)
representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board, in accordance with the Valuation Designee’s valuation policy. The Valuation Designee may utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the valuation policy and a consistently applied valuation process.

Investments in the Fund’s portfolio that do not have a readily available market are valued at fair value as determined in good faith by the Valuation Designee as described herein. As part of the valuation process for investments that do not have readily available market prices, the Valuation Designee may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Valuation Designee considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. See Note 3 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind (“PIK”) interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund’s tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2026 (Unaudited)
(in thousands, except percentages and as otherwise noted)
Equity investments in a collateralized loan obligation (“CLO”) recognize interest income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, in accordance with ASC 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

Dividend income on preferred equity is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity contains PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity. PIK dividends added to the principal balance are generally collected upon redemption of the equity.

Foreign Currency Transactions and Foreign Currency Forward Contracts

The Fund’s books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in “net realized and unrealized gains or losses on investments” in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into foreign currency forward contracts for operational purposes and to protect against adverse exchange rate fluctuations. A foreign currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the foreign currency forward contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in “net realized and unrealized gains or losses on derivative contracts” in the Fund’s consolidated statement of operations.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2026 (Unaudited)
(in thousands, except percentages and as otherwise noted)
Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the consolidated schedule of investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.
Use of Estimates in the Preparation of the Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of actual and contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results could differ from those estimates and such differences may be actual and contingent. Significant estimates include the valuation of investments.

3.     FAIR VALUE OF FINANCIAL INSTRUMENTS

    The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASC 825-10”), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the company’s choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled “other assets”, “mandatory redeemable preferred shares” and “debt,” which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2026 (Unaudited)
(in thousands, except percentages and as otherwise noted)

•Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

    In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ its net asset valuation policy and procedures that have been reviewed by the Board in connection with their designation of the Adviser as the Fund’s valuation designee and are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for more information). Consistent with its valuation policy and procedures, the Valuation Designee evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. Because there is not a readily available market value for most of the investments in the Fund's portfolio, the fair value of the investments must typically be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Valuation Designee is responsible for all inputs and assumptions related to the pricing of securities. The Valuation Designee has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Valuation Designee obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Valuation Designee determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board and will be classified as Level 3. In such instances, the Valuation Designee will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The Fund's portfolio investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The Valuation Designee may also use industry specific valuation analyses to determine EV, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the EV of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2026 (Unaudited)
(in thousands, except percentages and as otherwise noted)
The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

    The following table is a summary of the inputs used as of March 31, 2026, in valuing the Fund’s investments carried at fair value, derivative assets and derivative liabilities:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior loans	$—	$1,048,307	$4,149,097	$5,197,404
Subordinated loans	—	—	251,114	251,114
Corporate bonds	—	88,228	127,993	216,221
Collateralized loan obligations	—	—	638,935	638,935
Mortgage-backed securities	—	—	57,280	57,280
Private asset-backed investments	—	—	221,755	221,755
Preferred equity	—	—	347,034	347,034
Common equity	2,050	40,248	207,263	249,561
Warrants	—	—	34,849	34,849
Total investments	$2,050	$1,176,783	$6,035,320	$7,214,153
Derivative assets:
Foreign currency forward contracts	$—	$14,677	$—	$14,677
Purchased equity options	$78	$—	$—	$78
Credit default swaps	$—	$—	$1	$1
Interest rate swaps	$—	$5,894	$—	$5,894
Derivative liabilities:
Foreign currency forward contracts	$—	$(1,079)	$—	$(1,079)
Written equity options	$(36)	$—	$—	$(36)
Credit default swaps	$—	$(625)	$—	$(625)

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2026 (Unaudited)
(in thousands, except percentages and as otherwise noted)
    The following table summarizes the significant unobservable inputs the Valuation Designee used to value the majority of the Fund’s investments categorized within Level 3 as of March 31, 2026. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Fair Value	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(1)
Senior loans	$4,031,287	Yield analysis	Market yield	5.1% - 31.0%	9.6%
Senior loans	45,907	EV coverage analysis	Valuation multiple	3.7x - 20.7x	10.3x
Senior loans	37,165	Discounted cash flow analysis	Discount rate	10.0% - 20.0%	13.7%
Senior loans	34,738	Broker quotes	N/A	N/A	N/A
Subordinated loans	251,114	Yield analysis	Market yield	7.1% - 25.8%	11.7%
Corporate bonds	89,390	Broker quotes	N/A	N/A	N/A
Corporate bonds	38,603	Yield analysis	Market yield	7.9% - 20.7%	14.2%
Collateralized loan obligations	638,935	Broker quotes	N/A	N/A	N/A
Mortgage-backed securities	57,280	Broker quotes	N/A	N/A	N/A
Private asset-backed investments	221,755	Income (other)	Market yield Discount rate CNL curve Spread Constant default rate	0.1% - 13.8% 0.4% 23.4% 4.3% - 4.8% 0.0% - 98.8%	9.9% 0.4% 23.4% 4.8% 15.0%
Preferred equity	333,453	Yield analysis	Market yield	4.7% - 32.7%	15.2%
Preferred equity	13,581	EV market multiple analysis	Valuation multiple	1.0x - 20.0x	10.5x
Common equity	167,613	EV market multiple analysis	Valuation multiple	3.7x - 30.0x	13.8x
Common equity	32,681	Discounted cash flow analysis	Discount rate	11.0% - 20.0%	18.9%
Common equity	6,969	Yield analysis	Market yield	9.8% - 15.9%	10.7%
Warrants	34,849	EV market multiple analysis	Valuation multiple	2.9x - 12.0x	8.1x
Total Level 3 investments	$6,035,320

________________________________________

(1)Unobservable inputs were weighted by the relative fair value of the investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments.

    Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

    In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2026 (Unaudited)
(in thousands, except percentages and as otherwise noted)

The following table is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2026:

	Senior Loans	Subordinated Loans	Corporate Bonds	Collateralized Loan Obligations	Mortgage-Backed Securities	Private Asset- Backed Investments	Preferred Equity	Common Equity	Warrants	Total
Balance as of December 31, 2025	$4,118,131	$211,402	$117,775	$752,414	$36,785	$209,736	$355,974	$191,685	$20,386	$6,014,288
Purchases	335,639	40,874	4,262	38,393	25,207	31,287	5,873	878	—	482,413
Sales and principal redemptions	(287,885)	(37)	(125)	(54,066)	(4,260)	(13,837)	(8,894)	(9,776)	—	(378,880)
Net realized and unrealized gains (losses)	(44,519)	(1,299)	(1,640)	(97,808)	(607)	(5,503)	(5,919)	24,476	14,463	(118,356)
Accrued discounts	3,062	174	30	2	155	72	—	—	—	3,495
Transfers into Level 3	28,457	—	7,691	—	—	—	—	—	—	36,148
Transfers out of Level 3	(3,788)	—	—	—	—	—	—	—	—	(3,788)
Balance as of March 31, 2026	$4,149,097	$251,114	$127,993	$638,935	$57,280	$221,755	$347,034	$207,263	$34,849	$6,035,320
Net change in unrealized gains (losses) from investments held at March 31, 2026	$(45,572)	$(1,292)	$(2,830)	$(97,523)	$(607)	$(741)	$(6,451)	$25,575	$14,270	$(115,171)

Investments that were transferred into and out of Level 3 during the three months ended March 31, 2026 were generally as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.